UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/14__

Item 1. Reports to Stockholders.

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Templeton Global Bond Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	12
		Templeton Global Bond Fund	3
				Financial Statements	39
		Performance Summary	7
				Notes to Financial Statements	43
		Your Fund’s Expenses	10
				Shareholder Information	59

Semiannual Report

Templeton Global Bond Fund

Your Fund’s Goal and Main Investments: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Templeton Global Bond Fund’s semiannual report for the period ended February 28, 2014.

Performance Overview

For the six months under review, Templeton Global Bond Fund – Class A delivered a +4.35% cumulative total return. In comparison, global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI), had cumulative total returns of +2.76% in local currency terms and +3.65% in U.S. dollar terms for the same period.1, 2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. As fears eased surrounding European sovereign debt, the possibility of another U.S. recession and a potential Chinese “hard landing,” financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

What is a currency
forward contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate on a
future date.

What is an interest rate swap?
An interest rate swap is an agreement
between two parties to exchange interest
rate obligations, generally one based on
an interest rate fixed to maturity and the
other based on an interest rate that
changes in accordance with changes in
a designated benchmark (for example,
LIBOR, prime, commercial paper, or
other benchmarks).

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

Global financial market volatility was elevated at the beginning of the period as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. As the government shutdown ended and the debt ceiling was raised, market volatility quickly subsided.

Fears of reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation and the European Central Bank’s interest rate cut. Economic data among the largest economies remained inconsistent with continued predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced it would begin to reduce the size of its quantitative easing program. Pessimism about this policy contributed to emerging market declines as market participants changed their expectations of global liquidity conditions. When the Fed subsequently announced a further reduction in its bond buying program, market reaction was muted.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets affected the Fund’s total return. During the period under review, interest rate strategies, currency positions and sovereign credit exposures each contributed to absolute performance.

Interest Rate Strategy

As part of the Fund’s interest rate strategy we use interest rate swaps to manage duration. During the period under review, we maintained the portfolio’s defensive duration posture as policymakers in the G-3, the U.K. and Switzerland pursued historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets. Our underweighted duration exposures in

4 | Semiannual Report

Europe and Japan detracted from performance relative to the benchmark as yields decreased during the review period. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high. Consequently, duration contributions from emerging markets were limited.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was slightly weaker and fell 0.51% during the period against the currencies of major U.S. trading partners.3 Dollar weakness was particularly pronounced against the euro, which appreciated 4.74% against the U.S. dollar during the period.4

Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, benefited performance as the yen depreciated 3.87% against the U.S. dollar during the period.4 Currency positions elsewhere in Asia also added to relative and absolute results. Central bankers in Malaysia, South Korea and Australia kept policy rates constant, while rates were hiked in India and Indonesia during the period. Most of the currencies of these countries appreciated against the U.S. dollar. The Malaysian ringgit appreciated 0.25%, the South Korean won gained 3.99%, the Australian dollar rose 0.47% and the Indian rupee strengthened 6.60% against the U.S. dollar.4 The Indonesian rupiah fell 5.94% against the U.S. dollar during the period.4

The euro appreciated against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union, and the Fund’s underweighted, net-negative exposure to the euro was the largest detractor from relative performance. However, overweighted exposure to some other European currencies contributed to relative performance. The Polish zloty gained 7.19% and the Swedish krona rose 3.63% against the U.S. dollar during the period.4

Exposure to Latin American currencies was largely neutral for Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. Central banks in Mexico and Chile cut policy rates, while rates were hiked in Brazil. The Brazilian real appreciated 1.76% and the Mexican peso rose 0.81% against the U.S. dollar during the period.4 The Chilean peso fell 8.62% against the U.S. dollar during the period.4

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for

Currency Breakdown
2/28/14
% of Total
Net Assets
Americas	81.5%
U.S. Dollar	57.5%
Mexican Peso	11.5%
Brazilian Real	4.8%
Canadian Dollar	4.5%
Chilean Peso	3.1%
Peruvian Nuevo Sol	0.1%
Asia Pacific	26.1%
South Korean Won	18.4%
Malaysian Ringgit	13.9%
Singapore Dollar	9.0%
Indian Rupee	2.4%
Indonesian Rupiah	1.9%
Philippine Peso	1.5%
Sri Lankan Rupee	1.0%
Japanese Yen*	-22.0%
Europe*	-7.6%
Polish Zloty	10.7%
Swedish Krona	9.7%
Hungarian Forint	3.9%
Euro*	-31.9%

*A negative figure reflects net “short” exposure,
designed to benefit if the value of the associated
currency decreases. Conversely, the Fund’s value
would potentially decline if the value of the associated
currency increases.

Semiannual Report | 5

greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the benchmark Citigroup World Government Bond Index, the Fund’s sovereign credit positioning contributed to performance as spreads narrowed slightly between yields on sovereign credits and assets often considered safer, such U.S. Treasuries.

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy.
Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. © Citigroup Index LLC 2014. All rights reserved.
3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distrib-
uted; and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

6 | Semiannual Report

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TPINX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.26	$12.94	$12.68
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2875
Long-Term Capital Gain	$0.0031
Total	$0.2906
Class C (Symbol: TEGBX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.27	$12.97	$12.70
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2616
Long-Term Capital Gain	$0.0031
Total	$0.2647
Class R (Symbol: FGBRX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.27	$12.94	$12.67
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2715
Long-Term Capital Gain	$0.0031
Total	$0.2746
Class R6 (Symbol: FBNRX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.26	$12.90	$12.64
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3116
Long-Term Capital Gain	$0.0031
Total	$0.3147
Advisor Class (Symbol: TGBAX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.27	$12.90	$12.63
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3038
Long-Term Capital Gain	$0.0031
Total	$0.3069

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	4.35%	+	0.16%	+	62.73%	+	125.02%
Average Annual Total Return[3]		-0.07%		-4.11%	+	9.29%	+	7.97%
Value of $10,000 Investment[4]		$9,993		$9,589		$15,589		$21,536
Avg. Ann. Total Return (3/31/14)[5]				-2.85%	+	8.29%	+	8.08%
Total Annual Operating Expenses[6]				0.88% (with waiver)		0.89% (without waiver)
Class C		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	4.21%		-0.24%	+	59.51%	+	116.34%
Average Annual Total Return[3]	+	3.21%		-1.20%	+	9.79%	+	8.02%
Value of $10,000 Investment[4]		$10,321		$9,880		$15,951		$21,634
Avg. Ann. Total Return (3/31/14)[5]			+	0.11%	+	8.80%	+	8.12%
Total Annual Operating Expenses[6]				1.28% (with waiver)		1.29% (without waiver)
Class R		6-Month		1-Year		5-Year Inception (2/2/09)
Cumulative Total Return[2]	+	4.30%		-0.09%	+	60.78%	+	51.77%
Average Annual Total Return[3]	+	4.30%		-0.09%	+	9.96%	+	8.57%
Value of $10,000 Investment[4]		$10,430		$9,991		$16,078		$15,177
Avg. Ann. Total Return (3/31/14)[5]			+	1.24%	+	8.98%	+	8.75%
Total Annual Operating Expenses[6]				1.13% (with waiver)		1.14% (without waiver)
Class R6		6-Month						Inception (5/1/13)
Cumulative Total Return[2]	+	4.55%						-1.52%
Aggregate Total Return[7]	+	4.55%						-1.52%
Value of $10,000 Investment[4]		$10,455						$9,848
Aggregate Total Return (3/31/14)[5,7]							+	0.04%
Total Annual Operating Expenses[6]				0.53% (with waiver)		0.54% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		10-Year
Cumulative Total Return[2]	+	4.57%	+	0.42%	+	64.73%	+	130.80%
Average Annual Total Return[3]	+	4.57%	+	0.42%	+	10.50%	+	8.72%
Value of $10,000 Investment[4]		$10,457		$10,042		$16,473		$23,080
Avg. Ann. Total Return (3/31/14)[5]			+	1.75%	+	9.52%	+	8.83%
Total Annual Operating Expenses[6]				0.63% (with waiver)		0.64% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs.

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period.

The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,043.50	$4.41
Hypothetical (5% return before expenses)	$1,000	$1,020.48	$4.36
Class C
Actual	$1,000	$1,042.10	$6.43
Hypothetical (5% return before expenses)	$1,000	$1,018.50	$6.36
Class R
Actual	$1,000	$1,043.00	$5.67
Hypothetical (5% return before expenses)	$1,000	$1,019.24	$5.61
Class R6
Actual	$1,000	$1,045.50	$2.59
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56
Advisor Class
Actual	$1,000	$1,045.70	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.72	$3.11

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.87%; C: 1.27%; R: 1.12%; R6: 0.51%; and Advisor: 0.62%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Semiannual Report | 11

Templeton Income Trust

Financial Highlights

Templeton Global Bond Fund
	Six Months Ended
	February 28, 2014			Year Ended August 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of
period	$12.68	$13.12	$13.81	$13.24	$12.18	$11.42
Income from investment operations[a]:
Net investment income[b]	0.19	0.38	0.43	0.52	0.57	0.57
Net realized and unrealized gains
(losses)	0.36	0.04	(0.24)	0.78	1.05	1.11
Total from investment operations	0.55	0.42	0.19	1.30	1.62	1.68
Less distributions from:
Net investment income and net
foreign currency gains	(0.29)	(0.69)	(0.80)	(0.73)	(0.56)	(0.92)
Net realized gains	—[c]	(0.17)	(0.08)	—	—	—
Total distributions	(0.29)	(0.86)	(0.88)	(0.73)	(0.56)	(0.92)
Net asset value, end of period	$12.94	$12.68	$13.12	$13.81	$13.24	$12.18

Total return[d]	4.35%	3.09%	1.75%	9.96%	13.57%	15.74%

Ratios to average net assets[e]
Expenses	0.87%[f]	0.86%[f]	0.89%	0.88%[f]	0.91%[f]	0.92%[f]
Net investment income	2.94%	2.84%	3.30%	3.76%	4.40%	4.99%

Supplemental data
Net assets, end of period (000’s)	$25,511,175	$25,959,296	$24,338,274	$26,032,471	$17,853,083	$9,301,146
Portfolio turnover rate	19.84%	42.39%	41.70%	26.41%	12.09%	65.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Bond Fund
	Six Months Ended
	February 28, 2014			Year Ended August 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of
period	$12.70	$13.14	$13.84	$13.27	$12.20	$11.43
Income from investment operations[a]:
Net investment income[b]	0.16	0.33	0.38	0.46	0.52	0.53
Net realized and unrealized gains
(losses)	0.37	0.04	(0.25)	0.79	1.06	1.11
Total from investment operations	0.53	0.37	0.13	1.25	1.58	1.64
Less distributions from:
Net investment income and net
foreign currency gains	(0.26)	(0.64)	(0.75)	(0.68)	(0.51)	(0.87)
Net realized gains	—[c]	(0.17)	(0.08)	—	—	—
Total distributions	(0.26)	(0.81)	(0.83)	(0.68)	(0.51)	(0.87)
Net asset value, end of period	$12.97	$12.70	$13.14	$13.84	$13.27	$12.20

Total return[d]	4.21%	2.67%	1.26%	9.59%	13.01%	15.35%

Ratios to average net assets[e]
Expenses	1.27%[f]	1.26%[f]	1.29%	1.28%[f]	1.31%[f]	1.32%[f]
Net investment income	2.54%	2.44%	2.90%	3.36%	4.00%	4.59%

Supplemental data
Net assets, end of period (000’s)	$8,497,484	$8,956,685	$8,965,274	$9,270,612	$6,382,496	$2,874,696
Portfolio turnover rate	19.84%	42.39%	41.70%	26.41%	12.09%	65.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

 bBased on average daily shares outstanding.

 cAmount rounds to less than $0.01 per share.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

 eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Bond Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class R	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$12.67	$13.11	$13.81	$13.24	$12.18	$11.14
Income from investment operations[b]:
Net investment income[c]	0.17	0.34	0.39	0.46	0.53	0.33
Net realized and unrealized gains
(losses)	0.37	0.05	(0.25)	0.81	1.06	1.01
Total from investment operations	0.54	0.39	0.14	1.27	1.59	1.34
Less distributions from:
Net investment income and net
foreign currency gains	(0.27)	(0.66)	(0.76)	(0.70)	(0.53)	(0.30)
Net realized gains	—[d]	(0.17)	(0.08)	—	—	—
Total distributions	(0.27)	(0.83)	(0.84)	(0.70)	(0.53)	(0.30)
Net asset value, end of period	$12.94	$12.67	$13.11	$13.81	$13.24	$12.18

Total return[e]	4.30%	2.83%	1.42%	9.78%	13.22%	12.27%

Ratios to average net assets[f]
Expenses	1.12%[g]	1.11%[g]	1.14%	1.13%[g]	1.16%[g]	1.17%[g]
Net investment income	2.69%	2.59%	3.05%	3.51%	4.15%	4.74%

Supplemental data
Net assets, end of period (000’s)	$333,452	$297,364	$210,580	$126,413	$27,539	$3,339
Portfolio turnover rate	19.84%	42.39%	41.70%	26.41%	12.09%	65.94%

aFor the period February 2, 2009 (effective date) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.64	$13.60
Income from investment operations[b]:
Net investment income[c]	0.22	0.13
Net realized and unrealized gains (losses)	0.35	(0.91)
Total from investment operations	0.57	(0.78)
Less distributions from:
Net investment income and net foreign currency gains	(0.31)	(0.18)
Net realized gains	—[d]	—
Total distributions	(0.31)	(0.18)
Net asset value, end of period	$12.90	$12.64

Total return[e]	4.55%	(5.81)%
Ratios to average net assets[f]
Expenses[g]	0.51%	0.51%
Net investment income	3.30%	3.19%

Supplemental data
Net assets, end of period (000’s)	$954,374	$123,814
Portfolio turnover rate	19.84%	42.39%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Bond Fund
	Six Months Ended
	February 28, 2014			Year Ended August 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period	$12.63	$13.08	$13.77	$13.21	$12.15	$11.39
Income from investment
operations[a]:
Net investment income[b]	0.21	0.41	0.46	0.55	0.60	0.60
Net realized and unrealized
gains (losses)	0.36	0.04	(0.24)	0.78	1.05	1.10
Total from investment
operations	0.57	0.45	0.22	1.33	1.65	1.70
Less distributions from:
Net investment income and net
foreign currency gains	(0.30)	(0.73)	(0.83)	(0.77)	(0.59)	(0.94)
Net realized gains	—[c]	(0.17)	(0.08)	—	—	—
Total distributions	(0.30)	(0.90)	(0.91)	(0.77)	(0.59)	(0.94)
Net asset value, end of period	$12.90	$12.63	$13.08	$13.77	$13.21	$12.15

Total return[d]	4.57%	3.28%	2.01%	10.27%	13.80%	15.98%

Ratios to average net assets[e]
Expenses	0.62%[f]	0.61%[f]	0.64%	0.63%[f]	0.66%[f]	0.67%[f]
Net investment income	3.19%	3.09%	3.55%	4.01%	4.65%	5.24%

Supplemental data
Net assets, end of period
(000’s)	$34,580,242	$32,926,705	$28,062,661	$27,154,629	$13,833,022	$5,021,533
Portfolio turnover rate	19.84%	42.39%	41.70%	26.41%	12.09%	65.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited)

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 76.5%
Brazil 4.5%
Letra Tesouro Nacional, Strip,
1/01/15	177,030[a] BRL		$69,289,592
1/01/16	559,730[a] BRL		194,574,103
1/01/17	988,370[a] BRL		304,138,836
Nota Do Tesouro Nacional,
10.00%, 1/01/17	930,930[a] BRL		378,195,022
10.00%, 1/01/21	195,750[a] BRL		74,449,671
10.00%, 1/01/23	744,290[a] BRL		276,163,695
[b]Index Linked, 6.00%, 5/15/15	513,884[a] BRL		532,785,646
[b]Index Linked, 6.00%, 8/15/16	316,890[a] BRL		326,946,619
[b]Index Linked, 6.00%, 5/15/17	4,429[a] BRL		4,556,575
[b]Index Linked, 6.00%, 8/15/18	302,625[a] BRL		309,332,808
[b]Index Linked, 6.00%, 8/15/22	308,160[a] BRL		309,166,084
[b]Index Linked, 6.00%, 5/15/45	131,725[a] BRL		123,340,247
senior note, 10.00%, 1/01/19	569,840[a] BRL		223,564,762
			3,126,503,660
Canada 3.1%
Government of Canada,
2.25%, 8/01/14	513,444,000	CAD	466,516,323
1.00%, 11/01/14	446,376,000	CAD	403,509,061
2.00%, 12/01/14	387,422,000	CAD	352,817,622
1.00%, 2/01/15	1,061,937,000	CAD	959,946,141
			2,182,789,147
Hungary 7.0%
Government of Hungary,
7.75%, 8/24/15	32,210,410,000	HUF	152,049,450
5.50%, 2/12/16	28,980,500,000	HUF	133,471,475
5.50%, 12/22/16	20,810,600,000	HUF	95,628,224
4.125%, 2/19/18	136,990,000		139,815,419
4.00%, 4/25/18	6,635,760,000	HUF	28,549,967
6.00%, 1/11/19	179,922,000	EUR	274,052,685
6.50%, 6/24/19	35,575,830,000	HUF	168,664,757
7.50%, 11/12/20	21,125,910,000	HUF	104,706,132
5.375%, 2/21/23	252,890,000		257,467,309
A, 8.00%, 2/12/15	20,591,600,000	HUF	95,681,365
A, 6.75%, 11/24/17	110,833,790,000	HUF	527,375,103
A, 5.50%, 12/20/18	33,056,920,000	HUF	150,272,851
A, 7.00%, 6/24/22	24,491,740,000	HUF	116,850,988
A, 6.00%, 11/24/23	17,263,810,000	HUF	77,169,977
B, 6.75%, 2/24/17	44,107,780,000	HUF	209,200,042
B, 5.50%, 6/24/25	1,811,270,000	HUF	7,755,122
D, 6.75%, 8/22/14	96,881,630,000	HUF	438,813,494
senior note, 6.25%, 1/29/20	390,004,000		427,298,133
senior note, 6.375%, 3/29/21	927,200,000		1,017,602,000
[c]senior note, Reg S, 3.50%, 7/18/16	11,765,000	EUR	16,783,249
[c]senior note, Reg S, 4.375%, 7/04/17	104,973,000	EUR	151,823,391

Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Hungary (continued)
Government of Hungary, (continued)
[c]senior note, Reg S, 5.75%, 6/11/18	143,730,000	EUR	$216,198,660
[c]senior note, Reg S, 3.875%, 2/24/20	41,781,000	EUR	58,185,347
			4,865,415,140
Iceland 0.3%
[d]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000		186,299,116
Indonesia 1.8%
Government of Indonesia,
FR26, 11.00%, 10/15/14	145,580,000,000	IDR	12,910,559
FR27, 9.50%, 6/15/15	55,210,000,000	IDR	4,902,504
FR28, 10.00%, 7/15/17	104,700,000,000	IDR	9,599,210
FR30, 10.75%, 5/15/16	185,655,000,000	IDR	17,048,457
FR31, 11.00%, 11/15/20	919,348,000,000	IDR	90,283,283
FR32, 15.00%, 7/15/18	1,150,000,000	IDR	124,792
FR34, 12.80%, 6/15/21	1,522,849,000,000	IDR	162,922,153
FR35, 12.90%, 6/15/22	816,108,000,000	IDR	88,311,128
FR36, 11.50%, 9/15/19	437,062,000,000	IDR	43,269,837
FR37, 12.00%, 9/15/26	66,550,000,000	IDR	7,099,501
FR39, 11.75%, 8/15/23	556,845,000,000	IDR	58,184,623
FR40, 11.00%, 9/15/25	710,760,000,000	IDR	71,093,129
FR42, 10.25%, 7/15/27	818,390,000,000	IDR	77,454,721
FR43, 10.25%, 7/15/22	337,191,000,000	IDR	31,957,581
FR44, 10.00%, 9/15/24	197,824,000,000	IDR	18,608,394
FR46, 9.50%, 7/15/23	2,825,220,000,000	IDR	257,724,762
FR47, 10.00%, 2/15/28	1,854,867,000,000	IDR	172,630,988
FR48, 9.00%, 9/15/18	341,640,000,000	IDR	30,655,596
FR52, 10.50%, 8/15/30	896,704,000,000	IDR	86,604,479
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000	IDR	11,059,331
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	70,944,000,000	IDR	6,208,792
			1,258,653,820
Ireland 10.0%
Government of Ireland,
5.50%, 10/18/17	581,634,900	EUR	925,707,341
5.90%, 10/18/19	572,988,000	EUR	957,269,540
4.50%, 4/18/20	471,335,000	EUR	737,276,328
5.00%, 10/18/20	1,419,015,000	EUR	2,284,532,497
senior bond, 4.50%, 10/18/18	170,232,000	EUR	266,240,883
senior bond, 4.40%, 6/18/19	390,069,000	EUR	608,903,388
senior bond, 5.40%, 3/13/25	723,011,670	EUR	1,188,147,894
			6,968,077,871
Lithuania 1.1%
[d]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000		357,259,716
7.375%, 2/11/20	259,310,000		315,904,407
6.125%, 3/09/21	101,430,000		117,380,882
			790,545,005

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Malaysia 7.1%
Government of Malaysia,
3.434%, 8/15/14	1,533,215,000	MYR	$469,043,978
3.741%, 2/27/15	2,361,675,000	MYR	725,876,239
3.835%, 8/12/15	2,113,965,000	MYR	651,805,875
4.72%, 9/30/15	1,569,370,000	MYR	490,691,603
3.197%, 10/15/15	2,150,865,000	MYR	657,143,095
senior bond, 5.094%, 4/30/14	4,013,460,000	MYR	1,229,397,774
senior bond, 4.262%, 9/15/16	949,427,000	MYR	296,768,391
senior note, 3.172%, 7/15/16	1,463,900,000	MYR	446,185,638
			4,966,912,593
Mexico 4.6%
Government of Mexico,
7.00%, 6/19/14	91,399,100[e] MXN		696,566,071
9.50%, 12/18/14	37,429,700[e] MXN		295,189,940
6.00%, 6/18/15	16,289,740[e] MXN		126,228,382
8.00%, 12/17/15	110,680,010[e] MXN		893,016,696
6.25%, 6/16/16	19,203,950[e] MXN		151,695,523
7.25%, 12/15/16	89,531,000[e] MXN		727,382,417
[f]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	5,156,659[g] MXN		40,067,562
5.00%, 6/16/16	13,214,125[g] MXN		108,545,989
3.50%, 12/14/17	11,196,014[g] MXN		90,732,568
4.00%, 6/13/19	7,004,427[g] MXN		58,495,657
2.50%, 12/10/20	5,608,138[g] MXN		43,006,631
			3,230,927,436
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000	PEN	72,760,165
Philippines 0.3%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000	PHP	40,686,641
senior bond, 9.125%, 9/04/16	619,630,000	PHP	15,696,086
senior note, 1.625%, 4/25/16	8,806,980,000	PHP	195,153,637
			251,536,364
Poland 10.1%
Government of Poland,
5.75%, 4/25/14	2,480,680,000	PLN	827,057,971
5.50%, 4/25/15	4,452,193,000	PLN	1,522,181,665
6.25%, 10/24/15	5,168,683,000	PLN	1,805,137,025
5.00%, 4/25/16	2,472,048,000	PLN	852,124,420
4.75%, 10/25/16	617,020,000	PLN	212,699,396
5.75%, 9/23/22	495,970,000	PLN	181,160,305
[h]FRN, 2.72%, 1/25/17	2,005,988,000	PLN	664,718,589
[h]FRN, 2.72%, 1/25/21	2,035,015,000	PLN	661,405,199
senior note, 6.375%, 7/15/19	297,700,000		355,284,111
			7,081,768,681

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Russia 1.0%
Russia Foreign Bond, senior bond,
[d]144A, 7.50%, 3/31/30	481,521,040		$559,130,194
[c]Reg S, 7.50%, 3/31/30	124,885,475		145,013,891
			704,144,085
Serbia 0.8%
[d]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		105,012,050
4.875%, 2/25/20	190,710,000		190,948,387
7.25%, 9/28/21	211,710,000		237,066,507
			533,026,944
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	263,066,804
Slovenia 1.2%
[d]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		418,645,270
5.85%, 5/10/23	408,080,000		439,969,412
			858,614,682
South Korea 13.8%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		15,492,935
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	753,666,441
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	349,252,936
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	142,774,557
senior note, 2.57%, 6/09/14	238,805,000,000	KRW	224,011,556
senior note, 2.82%, 8/02/14	229,197,800,000	KRW	215,215,359
senior note, 2.78%, 10/02/14	914,157,100,000	KRW	858,432,643
senior note, 2.84%, 12/02/14	404,622,980,000	KRW	380,195,891
senior note, 2.74%, 2/02/15	975,821,950,000	KRW	916,303,739
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,723,677,706
senior note, 2.90%, 12/02/15	1,053,568,000,000	KRW	991,269,681
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	755,876,464
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	25,302,568
senior bond, 4.00%, 3/10/16	31,259,900,000	KRW	30,024,118
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	172,734,870
senior note, 3.25%, 12/10/14	212,343,630,000	KRW	200,123,021
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	14,932,125
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	226,660,081
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	79,177,122
senior note, 2.75%, 12/10/15	793,131,600,000	KRW	744,169,921
senior note, 2.75%, 6/10/16	356,138,000,000	KRW	333,799,066
senior note, 3.00%, 12/10/16	508,108,700,000	KRW	478,797,891
			9,631,890,691

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Sri Lanka 1.0%
Government of Sri Lanka,
10.60%, 7/01/19	368,000,000	LKR	$3,003,719
11.20%, 7/01/22	1,288,300,000	LKR	10,501,222
A, 7.00%, 3/01/14	935,200,000	LKR	7,155,389
A, 11.25%, 7/15/14	23,159,500,000	LKR	179,906,078
A, 11.75%, 3/15/15	166,090,000	LKR	1,328,917
A, 6.50%, 7/15/15	3,488,190,000	LKR	26,432,447
A, 11.00%, 8/01/15	15,208,000,000	LKR	121,970,604
A, 6.40%, 8/01/16	2,094,100,000	LKR	15,592,874
A, 5.80%, 1/15/17	2,419,800,000	LKR	17,439,223
A, 7.50%, 8/15/18	478,510,000	LKR	3,478,533
A, 8.00%, 11/15/18	6,671,840,000	LKR	49,277,690
A, 9.00%, 5/01/21	10,254,020,000	LKR	75,277,608
B, 11.75%, 4/01/14	1,487,710,000	LKR	11,424,577
B, 6.60%, 6/01/14	759,700,000	LKR	5,807,346
B, 11.00%, 9/01/15	3,443,800,000	LKR	27,680,827
B, 6.40%, 10/01/16	1,421,400,000	LKR	10,476,164
B, 5.80%, 7/15/17	810,400,000	LKR	5,722,311
B, 8.50%, 7/15/18	1,975,710,000	LKR	14,909,203
C, 8.50%, 4/01/18	6,806,070,000	LKR	51,648,802
D, 8.50%, 6/01/18	7,532,460,000	LKR	57,024,526
Sri Lanka Government Bond, 8.00%, 1/01/17	476,700,000	LKR	3,651,825
			699,709,885
[i] Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	210,031,683
Sweden 3.4%
Government of Sweden, 6.75%, 5/05/14	6,893,300,000	SEK	1,086,075,895
Kommuninvest I Sverige AB, 2.25%, 5/05/14	8,098,170,000	SEK	1,266,221,646
			2,352,297,541
Ukraine 4.3%
[d]Government of Ukraine,
144A, 7.95%, 6/04/14	391,240,000		374,367,775
144A, 6.875%, 9/23/15	10,500,000		9,620,625
144A, 9.25%, 7/24/17	689,700,000		647,028,261
144A, 7.75%, 9/23/20	181,290,000		161,331,784
senior bond, 144A, 6.58%, 11/21/16	135,700,000		121,797,535
senior bond, 144A, 7.80%, 11/28/22	572,565,000		509,582,850
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	62,396,398
senior note, 144A, 6.25%, 6/17/16	349,346,000		314,848,083
senior note, 144A, 6.75%, 11/14/17	82,883,000		74,024,879
senior note, 144A, 7.95%, 2/23/21	554,350,000		496,836,187
senior note, 144A, 7.50%, 4/17/23	273,808,000		243,689,120
			3,015,523,497

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Templeton Global Bond Fund	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Vietnam 0.3%
	[d]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		$221,506,075
	Total Foreign Government and Agency Securities
	(Cost $51,360,569,867)			53,472,000,885
Quasi	-Sovereign and Corporate Bonds 0.9%
	Hungary 0.4%
	[d]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		262,968,750
	South Korea 0.2%
	The Export-Import Bank of Korea,
	senior bond, 5.125%, 3/16/15	6,330,000		6,615,768
	senior note, 4.625%, 2/20/17	14,090,000	EUR	21,275,940
	[d]senior note, 144A, 1.45%, 5/19/14	691,680,000	SEK	108,006,360
				135,898,068
	Ukraine 0.3%
	[d]Financing of Infrastructure Projects State Enterprise, 144A,
	8.375%, 11/03/17	23,747,000		20,188,393
	7.40%, 4/20/18	238,810,000		195,824,200
				216,012,593
	Total Quasi-Sovereign and Corporate Bonds (Cost $631,147,682)			614,879,411
	Municipal Bonds 0.0%†
	United States 0.0%†
	Bexar County Revenue, Venue Project, Refunding, Series A, BHAC Insured,
	5.25%, 8/15/47	6,900,000		7,317,036
	Riverside County Transportation Commission Sales Tax Revenue, Build America
	Bonds, Series B, 6.807%, 6/01/39	11,380,000		14,328,558
	Total Municipal Bonds (Cost $17,537,094)			21,645,594
	Total Investments before Short Term Investments
	(Cost $52,009,254,643)			54,108,525,890
	Short Term Investments 21.6%
	Foreign Government and Agency Securities 6.1%
	Brazil 0.2%
	Letra Tesouro Nacional, Strip, 4/01/14	394,670[a] BRL		167,512,947
	Canada 1.4%
	Government of Canada,
	2.00%, 3/01/14	272,313,000	CAD	246,085,619
	0.75%, 5/01/14	394,158,000	CAD	356,081,347
	3.00%, 6/01/14	372,551,000	CAD	338,352,522
				940,519,488
	Hungary 0.1%
	[j]Hungary Treasury Bill, 6/25/14	7,148,720,000	HUF	31,560,378
	Philippines 0.9%
	[j]Philippine Treasury Bills, 3/05/14 - 11/05/14	29,081,860,000	PHP	648,853,166

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Singapore 3.5%
[j]Monetary Authority of Singapore Treasury Bills, 4/04/14 - 8/19/14	1,888,275,000	SGD	$1,489,057,735
[j]Singapore Treasury Bills, 4/04/14 - 5/30/14	1,195,293,000	SGD	942,607,645
			2,431,665,380
Total Foreign Government and Agency Securities
(Cost $4,305,275,779)			4,220,111,359
U.S. Government and Agency Securities (Cost $918,658,059) 1.3%
United States 1.3%
[j]FHLB, 3/03/14 - 3/07/14	918,660,000		918,660,000
Total Investments before Money Market Funds
(Cost $57,233,188,481)			59,247,297,249

	Shares
Money Market Funds (Cost $9,902,981,600) 14.2%
United States 14.2%
[k,l]Institutional Fiduciary Trust Money Market Portfolio	9,902,981,600		9,902,981,600
Total Investments (Cost $67,136,170,081) 99.0%			69,150,278,849
Other Assets, less Liabilities 1.0%			726,448,486
Net Assets 100.0%			$69,876,727,335

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(e).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2014, the aggregate value of these securities was
$588,004,538, representing 0.84% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2014,
the aggregate value of these securities was $6,751,633,216, representing 9.66% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(e).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iA supranational organization is an entity formed by two or more central governments through international treaties.
jThe security is traded on a discount basis with no stated coupon rate.
kNon-income producing.
lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

		Forward Exchange Contracts

								Settlement	Unrealized	Unrealized
		Currency	Counter-party[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
		Chilean Peso	DBAB	Buy	12,395,040,000	25,043,014		3/03/14	$—	$(2,863,467)
		Chilean Peso	DBAB	Sell	12,395,040,000	22,074,871		3/03/14	—	(104,676)
		Indian Rupee	CITI	Buy	1,585,066,500	24,487,355		3/03/14	1,165,536	—
		Indian Rupee	CITI	Sell	1,585,066,500	25,591,180		3/03/14	—	(61,711)
		Indian Rupee	HSBK	Buy	6,089,994,500	94,024,927		3/03/14	4,536,217	—
		Indian Rupee	HSBK	Sell	6,089,994,500	98,324,042		3/03/14	—	(237,102)
		Japanese Yen	JPHQ	Buy	9,819,200,000	96,275,162		3/03/14	182,188	—
		Japanese Yen	JPHQ	Sell	9,819,200,000	107,979,238		3/03/14	11,521,889	—
		Polish Zloty	DBAB	Buy	284,819,000	65,723,417	EUR	3/03/14	3,797,899	—
		Polish Zloty	DBAB	Sell	284,819,000	68,383,914	EUR	3/03/14	—	(126,422)
		Japanese Yen	HSBK	Buy	9,813,450,000	95,902,841		3/04/14	498,542	—
		Japanese Yen	HSBK	Sell	9,813,450,000	107,780,890		3/04/14	11,379,507	—
		Japanese Yen	UBSW	Buy	12,728,600,000	124,686,291		3/04/14	351,758	—
		Japanese Yen	UBSW	Sell	12,728,600,000	138,459,698		3/04/14	13,421,648	—
		Malaysian Ringgit	JPHQ	Buy	250,109,000	74,853,799		3/04/14	1,473,410	—
		Malaysian Ringgit	JPHQ	Sell	250,109,000	76,359,834		3/04/14	32,624	—
		Chilean Peso	BZWS	Buy	30,271,200,000	61,123,069		3/05/14	—	(6,969,040)
		Chilean Peso	BZWS	Sell	30,271,200,000	54,104,021		3/05/14	—	(50,008)
		Chilean Peso	DBAB	Buy	12,395,040,000	24,974,894		3/05/14	—	(2,800,637)
		Chilean Peso	DBAB	Sell	12,395,040,000	22,213,333		3/05/14	39,076	—
		Chilean Peso	MSCO	Buy	24,865,500,000	47,480,428		3/05/14	—	(2,996,991)
		Chilean Peso	MSCO	Sell	24,865,500,000	44,068,232		3/05/14	—	(415,205)
		Euro	DBAB	Sell	37,178,000	48,424,345		3/05/14	—	(2,881,101)
		Singapore Dollar	MSCO	Buy	82,778,200	64,802,098		3/05/14	501,132	—
		Chilean Peso	DBAB	Buy	12,092,440,000	24,343,110		3/06/14	—	(2,712,773)
		Chilean Peso	MSCO	Buy	26,179,074,000	50,325,017		3/06/14	—	(3,497,231)
		Chilean Peso	MSCO	Sell	26,179,074,000	46,396,232		3/06/14	—	(431,554)
		Chilean Peso	DBAB	Buy	12,019,520,000	24,269,601		3/07/14	—	(2,772,263)
		Euro	BZWS	Sell	80,229,957	104,976,085		3/07/14	—	(5,740,672)
		Euro	GSCO	Sell	46,970,000	61,359,260		3/07/14	—	(3,458,999)
		Japanese Yen	BZWS	Sell	35,663,421,500	359,717,352		3/07/14	9,375,878	—
		Japanese Yen	MSCO	Sell	6,405,061,130	69,075,137		3/07/14	6,154,686	—
		Chilean Peso	MSCO	Buy	12,816,000,000	25,890,909		3/10/14	—	(2,977,235)
		Euro	BZWS	Sell	23,992,252	31,255,666		3/10/14	—	(1,853,392)
		Euro	CITI	Sell	109,690,000	143,304,501		3/10/14	—	(8,066,561)
		Euro	GSCO	Sell	38,210,000	49,826,604		3/10/14	—	(2,902,799)
		Euro	HSBK	Sell	29,251,000	38,172,555		3/10/14	—	(2,193,521)
		Euro	MSCO	Sell	82,877,000	108,299,520		3/10/14	—	(6,069,880)
		Singapore Dollar	GSCO	Buy	87,786,250	70,426,193		3/11/14	—	(1,171,968)
		Chilean Peso	MSCO	Buy	24,865,500,000	50,263,796		3/12/14	—	(5,817,465)
		Euro	DBAB	Sell	129,470,000	168,852,713		3/12/14	—	(9,814,275)
		Chilean Peso	DBAB	Buy	11,693,890,000	23,643,126		3/13/14	—	(2,743,141)
		Euro	JPHQ	Sell	204,801,000	269,944,102		3/13/14	—	(12,678,516)
		Indian Rupee	JPHQ	Buy	2,855,265,000	45,668,676		3/13/14	444,229	—
24	|	Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Mexican Peso	CITI	Buy	897,849,000	69,155,742		3/13/14	$—	$(1,526,498)
Mexican Peso	JPHQ	Buy	1,456,663,741	106,695,751		3/13/14	3,025,447	—
Mexican Peso	CITI	Buy	553,062,600	42,015,498		3/14/14	—	(360,037)
Singapore Dollar	HSBK	Buy	240,069,100	192,486,450		3/14/14	—	(3,096,647)
Chilean Peso	JPHQ	Buy	25,881,000,000	49,589,960		3/17/14	—	(3,356,000)
Euro	BZWS	Sell	52,945,647	68,896,582		3/17/14	—	(4,167,478)
Euro	DBAB	Sell	103,280,000	134,064,670		3/17/14	—	(8,459,910)
Japanese Yen	CITI	Sell	8,267,822,900	86,361,549		3/17/14	5,137,799	—
Chilean Peso	DBAB	Buy	23,672,830,000	47,988,709		3/18/14	—	(5,704,472)
Euro	CITI	Sell	6,192,249	8,038,685		3/18/14	—	(506,503)
Euro	DBAB	Sell	112,249,000	146,041,561		3/18/14	—	(8,859,964)
Indian Rupee	JPHQ	Buy	2,095,665,000	33,058,616		3/18/14	751,158	—
Mexican Peso	JPHQ	Buy	1,108,360,000	81,145,033		3/18/14	2,308,396	—
Singapore Dollar	DBAB	Buy	109,530,000	87,764,423		3/18/14	—	(1,356,385)
Swedish Krona	DBAB	Buy	433,883,000	47,885,992	EUR	3/18/14	1,571,197	—
Hungarian Forint	DBAB	Buy	20,036,298,800	63,450,685	EUR	3/19/14	1,592,727	—
Hungarian Forint	JPHQ	Buy	6,004,960,140	19,035,206	EUR	3/19/14	451,434	—
Japanese Yen	CITI	Sell	25,386,870,000	266,871,823		3/19/14	17,466,514	—
Japanese Yen	MSCO	Sell	12,384,230,000	129,454,137		3/19/14	7,789,169	—
Philippine Peso	HSBK	Buy	1,562,550,000	34,925,123		3/19/14	—	(103,282)
Polish Zloty	DBAB	Buy	223,787,690	52,378,628	EUR	3/19/14	1,889,053	—
Singapore Dollar	DBAB	Buy	190,493,600	149,355,203		3/19/14	924,951	—
Singapore Dollar	HSBK	Buy	217,756,000	174,546,912		3/19/14	—	(2,759,486)
Singapore Dollar	JPHQ	Buy	135,883,000	106,055,852		3/19/14	1,142,070	—
Hungarian Forint	JPHQ	Buy	10,046,465,000	31,725,345	EUR	3/20/14	919,774	—
Swedish Krona	UBSW	Buy	1,880,000,000	216,582,376	EUR	3/20/14	—	(5,751,170)
Chilean Peso	JPHQ	Buy	10,835,800,000	21,912,639		3/21/14	—	(2,564,724)
Euro	BZWS	Sell	4,383,502	5,692,416		3/21/14	—	(356,722)
Euro	DBAB	Sell	34,555,000	44,835,113		3/21/14	—	(2,850,035)
Hungarian Forint	JPHQ	Buy	9,992,530,000	31,725,339	EUR	3/21/14	677,243	—
Japanese Yen	BZWS	Sell	8,436,480,000	89,183,378		3/24/14	6,299,611	—
Japanese Yen	DBAB	Buy	2,000,000,000	19,713,873		3/24/14	—	(64,975)
Japanese Yen	DBAB	Sell	8,258,238,000	87,469,289		3/24/14	6,336,652	—
Mexican Peso	CITI	Buy	1,615,454,200	118,483,703		3/24/14	3,094,747	—
Swedish Krona	DBAB	Buy	1,307,000,000	151,603,025	EUR	3/24/14	—	(5,435,916)
Japanese Yen	BZWS	Sell	8,566,803,330	90,319,487		3/25/14	6,154,913	—
South Korean Won	HSBK	Buy	45,379,000,000	39,999,119		3/25/14	2,506,767	—
South Korean Won	HSBK	Sell	45,379,000,000	42,062,381		3/25/14	—	(443,504)
Swedish Krona	CITI	Buy	150,300,000	17,772,050	EUR	3/25/14	—	(1,092,310)
Euro	CITI	Sell	7,237,832	9,414,248		3/26/14	—	(573,765)
Euro	DBAB	Sell	29,745,000	38,646,191		3/26/14	—	(2,401,107)
Indian Rupee	DBAB	Buy	3,034,046,000	47,697,626		3/26/14	1,169,240	—
Malaysian Ringgit	DBAB	Buy	152,218,000	47,960,804		3/26/14	—	(1,569,850)
Malaysian Ringgit	HSBK	Buy	145,031,000	45,673,301		3/26/14	—	(1,472,704)
Euro	BZWS	Sell	151,820,000	205,010,137		3/27/14	—	(4,497,216)
							Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Indian Rupee	DBAB	Buy	4,531,850,796	72,215,187		3/28/14	$745,028	$—
Indian Rupee	JPHQ	Buy	1,429,725,000	22,504,722		3/28/14	513,035	—
Euro	DBAB	Sell	990,895	1,277,680		3/31/14	—	(89,725)
Chilean Peso	DBAB	Buy	12,117,060,000	24,538,396		4/04/14	—	(2,935,508)
Euro	DBAB	Sell	74,973,000	96,501,497		4/04/14	—	(6,958,925)
Indian Rupee	CITI	Buy	1,569,772,500	24,814,614		4/07/14	408,179	—
Indian Rupee	DBAB	Buy	1,979,778,000	31,256,362		4/07/14	554,318	—
Indian Rupee	HSBK	Buy	2,287,801,000	36,119,372		4/07/14	640,561	—
Indian Rupee	JPHQ	Buy	2,575,440,000	40,724,858		4/07/14	656,802	—
Indian Rupee	DBAB	Buy	2,510,663,000	39,453,191		4/09/14	872,051	—
Euro	HSBK	Sell	133,988,000	175,104,898		4/10/14	—	(9,794,425)
Euro	DBAB	Sell	113,621,500	148,702,138		4/11/14	—	(8,092,044)
Euro	UBSW	Sell	66,994,000	87,711,895		4/11/14	—	(4,737,769)
Chilean Peso	MSCO	Buy	24,383,100,000	49,847,899		4/14/14	—	(6,415,231)
Euro	JPHQ	Sell	214,266,000	280,836,946		4/14/14	—	(14,843,577)
Indian Rupee	DBAB	Buy	2,891,384,000	45,846,954		4/15/14	539,481	—
Euro	HSBK	Sell	117,406,000	153,676,236		4/16/14	—	(8,340,459)
Malaysian Ringgit	DBAB	Buy	215,381,806	67,185,041		4/16/14	—	(1,639,092)
Indian Rupee	DBAB	Buy	3,845,730,000	61,322,203		4/17/14	350,980	—
Chilean Peso	MSCO	Buy	21,847,300,000	44,355,497		4/21/14	—	(5,463,997)
Indian Rupee	JPHQ	Buy	2,057,100,000	32,957,473		4/21/14	6,373	—
Japanese Yen	BZWS	Sell	2,679,000,000	27,540,053		4/21/14	1,216,150	—
Japanese Yen	JPHQ	Buy	1,609,650,000	15,785,370		4/21/14	31,080	—
Japanese Yen	JPHQ	Sell	1,609,650,000	16,524,060		4/21/14	707,609	—
Indian Rupee	DBAB	Buy	725,918,000	11,567,585		4/22/14	62,592	—
Indian Rupee	JPHQ	Buy	1,454,842,000	23,196,008		4/22/14	112,505	—
Japanese Yen	CITI	Sell	6,890,100,000	70,411,323		4/22/14	2,708,680	—
Japanese Yen	JPHQ	Buy	2,465,150,000	24,175,082		4/22/14	47,668	—
Japanese Yen	JPHQ	Sell	2,465,150,000	25,182,601		4/22/14	959,851	—
Euro	DBAB	Sell	107,566,000	140,986,756		4/23/14	—	(7,451,063)
Mexican Peso	CITI	Buy	618,239,190	49,021,860		4/23/14	—	(2,602,140)
Euro	BZWS	Sell	248,233,324	324,242,368		4/25/14	—	(18,312,110)
Malaysian Ringgit	JPHQ	Buy	19,310,000	6,210,601		4/25/14	—	(337,849)
South Korean Won	JPHQ	Buy	144,472,750,000	127,333,642		4/25/14	7,765,481	—
South Korean Won	JPHQ	Sell	144,472,750,000	133,646,081		4/25/14	—	(1,453,042)
Chilean Peso	JPHQ	Buy	13,842,935,000	27,867,006		4/28/14	—	(3,239,831)
Indian Rupee	HSBK	Buy	2,267,330,000	35,435,613		4/29/14	841,086	—
Euro	BZWS	Sell	41,793,000	54,506,723		4/30/14	—	(3,166,380)
Euro	DBAB	Sell	236,418,000	313,873,265		4/30/14	—	(12,376,579)
Indian Rupee	DBAB	Buy	2,408,894,996	38,455,257		4/30/14	78,780	—
Swedish Krona	UBSW	Buy	67,500,000	7,808,433	EUR	4/30/14	—	(257,958)
Euro	BZWS	Sell	202,926,342	268,966,691		5/05/14	—	(11,066,197)
Indian Rupee	HSBK	Buy	1,251,285,000	19,572,277		5/06/14	420,123	—
Indian Rupee	JPHQ	Buy	792,240,000	12,390,075		5/06/14	267,935	—
Euro	BZWS	Sell	78,607,000	103,159,896		5/07/14	—	(5,315,731)
26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	GSCO	Sell	226,520,861	298,010,845		5/07/14	$—	$(14,582,086)
Indian Rupee	HSBK	Buy	541,250,000	8,500,530		5/07/14	145,572	—
Euro	GSCO	Sell	127,740,000	167,289,581		5/08/14	—	(8,988,383)
Chilean Peso	MSCO	Buy	11,060,000,000	22,434,077		5/12/14	—	(2,787,479)
Euro	GSCO	Sell	215,068,000	284,137,088		5/12/14	—	(12,651,764)
Euro	UBSW	Sell	39,305,000	51,897,339		5/12/14	—	(2,342,649)
Indian Rupee	DBAB	Buy	4,385,197,150	68,885,196		5/12/14	1,095,858	—
Indian Rupee	HSBK	Buy	1,292,616,000	20,326,435		5/12/14	301,744	—
Japanese Yen	CITI	Sell	12,481,442,000	126,513,496		5/12/14	3,857,093	—
Euro	CITI	Sell	100,069,509	132,076,741		5/13/14	—	(6,016,913)
Euro	GSCO	Sell	406,855,000	541,004,438		5/13/14	—	(20,446,242)
Indian Rupee	HSBK	Buy	982,620,000	15,447,814		5/13/14	230,191	—
Indian Rupee	JPHQ	Buy	2,855,265,000	44,901,870		5/13/14	654,763	—
Japanese Yen	GSCO	Sell	16,608,958,000	167,738,449		5/13/14	4,519,723	—
Japanese Yen	UBSW	Sell	12,414,879,000	125,358,500		5/13/14	3,355,618	—
Japanese Yen	CITI	Sell	12,414,890,000	123,401,089		5/14/14	1,397,501	—
Singapore Dollar	DBAB	Buy	95,420,000	75,904,860		5/14/14	—	(625,927)
Euro	BZWS	Sell	205,897,795	272,215,335		5/16/14	—	(11,919,286)
Indian Rupee	DBAB	Buy	988,229,000	15,583,521		5/19/14	165,232	—
Indian Rupee	JPHQ	Buy	2,310,323,000	36,436,403		5/19/14	381,689	—
Singapore Dollar	DBAB	Buy	84,117,000	66,333,097		5/19/14	28,782	—
Euro	GSCO	Sell	202,057,000	261,815,358		5/20/14	—	(17,019,478)
Malaysian Ringgit	HSBK	Buy	632,620,000	206,725,051		5/20/14	—	(14,503,605)
Euro	BZWS	Sell	251,880,551	324,233,239		5/21/14	—	(23,357,288)
Indian Rupee	DBAB	Buy	900,181,000	14,228,286		5/21/14	111,621	—
Indian Rupee	HSBK	Buy	3,869,965,050	61,159,111		5/21/14	489,536	—
Indian Rupee	JPHQ	Buy	4,113,949,900	65,056,057		5/21/14	479,275	—
Chilean Peso	MSCO	Buy	5,306,760,000	10,554,415		5/22/14	—	(1,137,931)
Malaysian Ringgit	HSBK	Buy	36,030,800	11,702,491		5/22/14	—	(755,206)
Euro	JPHQ	Sell	37,226,387	48,130,368		5/23/14	—	(3,241,401)
Mexican Peso	HSBK	Buy	531,511,160	41,849,625		5/23/14	—	(2,028,598)
Indian Rupee	DBAB	Buy	3,034,046,000	47,985,418		5/27/14	289,647	—
Malaysian Ringgit	JPHQ	Buy	1,917,700,000	577,925,111		5/27/14	4,643,696	—
Polish Zloty	MSCO	Buy	267,265,000	62,618,465	EUR	5/27/14	1,782,311	—
Singapore Dollar	BZWS	Buy	128,018,000	101,132,046		5/27/14	—	(135,317)
South Korean Won	JPHQ	Buy	743,500,000,000 70,375,874,374		JPY	5/27/14	2,502,175	—
Malaysian Ringgit	HSBK	Buy	148,382,600	47,978,336		5/28/14	—	(2,903,273)
Mexican Peso	JPHQ	Buy	1,552,000,000	120,806,414		5/28/14	—	(4,571,322)
South Korean Won	JPHQ	Buy	155,855,000,000	136,738,902		5/28/14	8,762,690	—
South Korean Won	JPHQ	Sell	155,855,000,000	143,926,382		5/28/14	—	(1,575,210)
Malaysian Ringgit	HSBK	Buy	126,924,000	39,198,271		5/29/14	—	(642,985)
Mexican Peso	HSBK	Buy	475,193,807	34,779,610		5/29/14	806,902	—
Euro	BZWS	Sell	50,325,351	65,020,353		5/30/14	—	(4,427,961)
Euro	GSCO	Sell	203,544,000	262,439,456		5/30/14	—	(18,448,555)
Indian Rupee	DBAB	Buy	2,408,894,996	38,216,107		5/30/14	88,526	—
							Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Indian Rupee	HSBK	Buy	4,401,908,000	69,864,347		5/30/14	$131,843	$—
Indian Rupee	JPHQ	Buy	17,736,493,000	281,636,690		5/30/14	397,134	—
Malaysian Ringgit	HSBK	Buy	210,695,000	67,658,392		5/30/14	—	(3,659,938)
Malaysian Ringgit	JPHQ	Buy	352,411,000	108,624,665		5/30/14	—	(1,580,078)
Singapore Dollar	DBAB	Buy	265,323,000	209,440,679		5/30/14	123,835	(243,686)
South Korean Won	JPHQ	Buy	155,855,000,000	145,618,051		5/30/14	—	(130,343)
South Korean Won	JPHQ	Sell	155,855,000,000	144,092,712		5/30/14	—	(1,394,996)
Swedish Krona	UBSW	Buy	485,000,000	55,941,959	EUR	5/30/14	—	(1,663,348)
Chilean Peso	JPHQ	Buy	31,264,830,000	60,956,970		6/03/14	—	(5,545,962)
Chilean Peso	MSCO	Buy	26,179,074,000	45,988,711		6/03/14	408,754	—
Indian Rupee	CITI	Buy	1,585,066,500	25,080,166		6/03/14	102,359	—
Indian Rupee	DBAB	Buy	4,439,003,000	70,484,979		6/03/14	39,069	—
Indian Rupee	HSBK	Buy	6,089,994,500	96,296,678		6/03/14	457,270	—
Swedish Krona	BZWS	Buy	1,266,479,512	146,303,877	EUR	6/03/14	—	(4,663,117)
Chilean Peso	BZWS	Buy	30,271,200,000	53,643,806		6/05/14	—	(3,137)
Chilean Peso	DBAB	Buy	44,641,073,000	87,096,036		6/05/14	—	(7,991,902)
Euro	BZWS	Sell	165,594,422	215,973,640		6/05/14	—	(12,545,277)
Euro	DBAB	Sell	196,930,000	259,746,731		6/06/14	—	(12,015,183)
Malaysian Ringgit	DBAB	Buy	28,167,000	8,929,998		6/06/14	—	(377,727)
Polish Zloty	DBAB	Buy	354,200,000	81,488,980	EUR	6/06/14	4,357,182	—
Euro	GSCO	Sell	102,043,700	133,899,702		6/09/14	—	(6,920,086)
Japanese Yen	CITI	Sell	28,538,800,000	287,776,545		6/09/14	7,279,237	—
Japanese Yen	HSBK	Sell	42,738,600,000	431,659,428		6/09/14	11,597,539	—
Japanese Yen	JPHQ	Buy	28,652,300,000	281,082,645		6/09/14	530,212	—
Japanese Yen	JPHQ	Sell	28,652,300,000	287,774,820		6/09/14	6,161,963	—
Mexican Peso	CITI	Buy	1,672,699,230	126,382,618		6/09/14	—	(1,222,217)
Singapore Dollar	DBAB	Buy	150,355,000	119,991,221		6/09/14	—	(1,369,356)
Singapore Dollar	GSCO	Buy	87,786,250	69,971,505		6/09/14	—	(712,959)
Japanese Yen	BZWS	Sell	35,594,850,000	365,764,898		6/10/14	15,913,996	—
Japanese Yen	HSBK	Sell	37,908,340,000	391,890,378		6/10/14	19,300,889	—
Japanese Yen	JPHQ	Buy	13,500,000,000	132,437,338		6/10/14	250,037	—
Japanese Yen	JPHQ	Sell	25,707,090,000	261,260,367		6/10/14	8,593,236	—
Mexican Peso	CITI	Buy	1,670,822,000	126,046,501		6/10/14	—	(1,036,126)
Swedish Krona	DBAB	Buy	879,900,000	100,929,112	EUR	6/10/14	—	(2,265,083)
Euro	GSCO	Sell	104,415,800	138,340,493		6/11/14	—	(5,752,953)
Japanese Yen	DBAB	Sell	12,553,300,000	130,632,909		6/11/14	7,249,553	—
Japanese Yen	JPHQ	Buy	35,122,020,000	344,526,059		6/11/14	679,800	—
Japanese Yen	JPHQ	Sell	35,122,020,000	365,764,458		6/11/14	20,558,599	—
Polish Zloty	CITI	Buy	61,037,800	13,918,728	EUR	6/11/14	915,719	—
Swedish Krona	MSCO	Buy	408,080,000	46,486,302	EUR	6/11/14	—	(606,298)
Mexican Peso	CITI	Buy	3,397,747,360	256,714,696		6/12/14	—	(2,535,191)
Polish Zloty	DBAB	Buy	312,838,000	71,855,663	EUR	6/12/14	3,972,507	—
Swedish Krona	MSCO	Buy	1,321,532,600	150,281,892	EUR	6/12/14	—	(1,607,738)
Euro	DBAB	Sell	70,474,000	93,571,854		6/13/14	—	(3,682,141)
Mexican Peso	CITI	Buy	2,115,692,400	157,978,271		6/13/14	280,855	—
28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Swedish Krona	BZWS	Buy	730,984,000	82,660,575	EUR	6/13/14	$—	$(248,833)
Swedish Krona	MSCO	Buy	1,256,674,700	139,461,780	EUR	6/13/14	3,343,405	(121,714)
Japanese Yen	CITI	Sell	4,208,470,000	44,299,684		6/16/14	2,934,295	—
Malaysian Ringgit	HSBK	Buy	418,125,000	130,330,092		6/16/14	—	(3,448,681)
Swedish Krona	MSCO	Buy	639,689,800	72,905,769	EUR	6/16/14	—	(1,007,401)
Japanese Yen	JPHQ	Buy	14,811,300,000	145,295,003		6/17/14	287,404	—
Japanese Yen	JPHQ	Sell	14,811,300,000	156,758,216		6/17/14	11,175,808	—
Swedish Krona	DBAB	Buy	433,849,000	47,846,859	EUR	6/17/14	1,522,520	—
Swedish Krona	MSCO	Buy	253,752,800	29,159,116	EUR	6/18/14	—	(730,359)
Swedish Krona	DBAB	Buy	2,433,000,000	274,142,552	EUR	6/19/14	4,071,762	(3,577,094)
Swedish Krona	UBSW	Buy	1,880,000,000	216,232,381	EUR	6/19/14	—	(5,689,884)
Euro	BZWS	Sell	19,959,932	26,800,201		6/20/14	—	(744,585)
Japanese Yen	DBAB	Sell	24,749,910,000	240,884,414		6/20/14	—	(2,390,801)
Mexican Peso	CITI	Buy	1,314,260,000	98,736,364		6/20/14	—	(478,995)
Singapore Dollar	HSBK	Buy	163,895,000	130,178,713		6/20/14	—	(871,474)
Singapore Dollar	DBAB	Buy	205,097,300	163,437,166		6/23/14	—	(1,621,757)
Swedish Krona	MSCO	Buy	630,587,640	72,021,065	EUR	6/23/14	—	(1,214,396)
South Korean Won	JPHQ	Buy	48,039,490,000	41,589,031		6/24/14	3,203,823	—
South Korean Won	JPHQ	Sell	48,039,490,000	44,363,938		6/24/14	—	(428,916)
Swedish Krona	MSCO	Buy	844,220,000	97,513,139	EUR	6/24/14	—	(3,135,592)
Swedish Krona	UBSW	Buy	425,170,000	48,604,744	EUR	6/25/14	—	(882,902)
South Korean Won	DBAB	Buy	129,184,000,000	110,574,339		6/27/14	9,862,594	—
South Korean Won	DBAB	Sell	129,184,000,000	119,162,439		6/27/14	—	(1,274,494)
Swedish Krona	CITI	Buy	1,258,232,801	141,688,894	EUR	6/27/14	348,456	—
Japanese Yen	BZWS	Sell	11,637,164,000	119,600,863		6/30/14	5,207,769	—
Swedish Krona	DBAB	Buy	1,236,000,000	140,617,154	EUR	6/30/14	—	(1,642,648)
Swedish Krona	UBSW	Buy	1,104,669,000	124,690,325	EUR	6/30/14	—	(108,005)
Malaysian Ringgit	HSBK	Buy	497,925,000	153,746,989		7/07/14	—	(2,831,662)
Philippine Peso	HSBK	Buy	2,511,000,000	57,512,597		7/07/14	—	(1,774,529)
Chilean Peso	DBAB	Buy	24,066,765,000	44,403,625		7/09/14	—	(1,882,764)
Euro	JPHQ	Sell	117,193,824	150,580,000		7/10/14	—	(11,149,872)
Mexican Peso	CITI	Buy	2,259,375,169	170,227,246		7/10/14	—	(1,568,491)
Singapore Dollar	HSBK	Buy	165,273,000	129,600,471		7/14/14	800,682	—
Mexican Peso	CITI	Buy	1,223,598,018	92,294,778		7/15/14	—	(989,972)
Euro	BZWS	Sell	100,903,000	131,920,582		7/16/14	—	(7,328,119)
Euro	GSCO	Sell	91,986,000	120,355,402		7/16/14	—	(6,587,613)
Euro	MSCO	Sell	100,845,000	131,563,395		7/16/14	—	(7,605,264)
Euro	BZWS	Sell	158,260,000	208,151,465		7/18/14	—	(10,251,613)
Euro	GSCO	Sell	91,986,000	121,117,046		7/18/14	—	(5,826,120)
Euro	DBAB	Sell	87,055,000	114,200,490		7/22/14	—	(5,938,049)
Euro	MSCO	Sell	94,240,000	123,448,746		7/22/14	—	(6,605,312)
Malaysian Ringgit	DBAB	Buy	193,897,100	59,701,059		7/22/14	—	(983,507)
Euro	DBAB	Sell	89,314,817	117,361,456		7/23/14	—	(5,895,773)
Japanese Yen	CITI	Sell	14,729,205,625	148,052,625		7/24/14	3,242,084	—
Japanese Yen	JPHQ	Buy	22,694,000,000	222,673,574		7/24/14	443,035	—
							Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Japanese Yen	JPHQ	Sell	22,694,000,000	227,782,796		7/24/14	$4,666,187	$—
Singapore Dollar	JPHQ	Buy	136,940,000	107,190,382		7/24/14	858,225	—
Euro	DBAB	Sell	57,486,735	76,040,345		7/25/14	—	(3,293,235)
Euro	GSCO	Sell	53,052,700	70,234,347		7/25/14	—	(2,980,118)
Japanese Yen	JPHQ	Sell	7,902,175,000	79,719,294		7/25/14	2,028,361	—
Malaysian Ringgit	DBAB	Buy	6,261,000	1,943,987		7/25/14	—	(48,304)
Chilean Peso	DBAB	Buy	17,914,400,000	32,330,626		7/28/14	—	(731,663)
Euro	BZWS	Sell	69,060,000	91,463,064		7/28/14	—	(3,842,171)
Euro	CITI	Sell	97,037,945	128,509,777		7/28/14	—	(5,406,009)
Chilean Peso	MSCO	Buy	10,226,011,000	19,325,354		7/29/14	—	(1,289,393)
Euro	BZWS	Sell	8,238,187	10,920,870		7/29/14	—	(448,125)
Euro	DBAB	Sell	2,245,099	2,975,542		7/29/14	—	(122,776)
Japanese Yen	BZWS	Sell	13,069,570,000	131,672,712		7/29/14	3,174,714	—
Chilean Peso	DBAB	Buy	10,855,470,000	19,326,099		7/30/14	—	(181,595)
Chilean Peso	JPHQ	Buy	23,075,040,000	41,338,302		7/30/14	—	(643,592)
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,020,993		7/30/14	—	(27,780)
Mexican Peso	CITI	Buy	1,772,466,150	135,117,102		7/30/14	—	(3,006,949)
Swedish Krona	BZWS	Buy	968,454,000	109,868,061	EUR	7/30/14	—	(927,940)
Chilean Peso	JPHQ	Buy	24,540,000,000	44,124,786		7/31/14	—	(850,240)
Chilean Peso	MSCO	Buy	19,976,960,000	37,547,148		7/31/14	—	(2,319,198)
Euro	JPHQ	Sell	236,418,000	314,297,635		7/31/14	—	(11,968,124)
Malaysian Ringgit	HSBK	Buy	31,057,000	9,470,619		7/31/14	—	(70,516)
Chilean Peso	DBAB	Buy	21,710,940,000	38,916,864		8/01/14	—	(634,472)
Euro	DBAB	Sell	72,100,000	95,792,781		8/01/14	—	(3,707,999)
Euro	GSCO	Sell	236,417,000	313,845,932		8/01/14	—	(12,418,643)
Euro	BZWS	Sell	21,388,935	28,401,297		8/04/14	—	(1,116,310)
Euro	HSBK	Sell	236,418,000	313,355,510		8/04/14	—	(12,911,029)
Euro	BZWS	Sell	202,258,000	268,242,650		8/05/14	—	(10,881,854)
Euro	MSCO	Sell	8,856,901	11,732,958		8/05/14	—	(489,936)
Chilean Peso	DBAB	Buy	13,711,100,000	23,975,484		8/06/14	190,538	—
Euro	JPHQ	Sell	254,839,100	337,076,442		8/06/14	—	(14,612,390)
Japanese Yen	MSCO	Sell	1,969,700,000	19,904,404		8/06/14	537,603	—
Malaysian Ringgit	HSBK	Buy	518,518,000	155,578,247		8/06/14	1,309,127	—
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,100,461		8/06/14	14,475	—
Malaysian Ringgit	HSBK	Buy	137,320,000	40,948,263		8/07/14	598,111	—
Singapore Dollar	DBAB	Buy	139,923,000	110,312,830		8/07/14	92,748	—
Singapore Dollar	HSBK	Buy	139,904,000	110,334,385		8/07/14	56,201	—
Euro	CITI	Sell	115,434,119	153,677,443		8/08/14	—	(5,626,757)
Chilean Peso	BZWS	Buy	20,031,600,000	37,229,997		8/11/14	—	(1,939,237)
Chilean Peso	JPHQ	Buy	13,008,500,000	24,403,902		8/11/14	—	(1,486,120)
Euro	CITI	Sell	30,267,305	40,330,730		8/11/14	—	(1,439,567)
Euro	DBAB	Sell	226,679,000	302,242,445		8/11/14	—	(10,585,180)
Euro	JPHQ	Sell	295,609,000	393,638,857		8/11/14	—	(14,315,393)
Malaysian Ringgit	DBAB	Buy	200,633,268	60,005,164		8/11/14	682,862	—
Malaysian Ringgit	HSBK	Buy	82,678,945	24,701,739		8/11/14	307,184	—
30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Mexican Peso	CITI	Buy	2,260,406,280	167,727,334		8/11/14	$713,537	$(116,166)
Mexican Peso	MSCO	Buy	1,646,149,000	125,824,473		8/11/14	—	(3,241,402)
Singapore Dollar	HSBK	Buy	190,826,500	150,422,907		8/11/14	149,129	—
Swedish Krona	MSCO	Buy	326,410,000	37,014,231	EUR	8/11/14	—	(300,160)
Chilean Peso	DBAB	Buy	11,009,800,000	19,505,359		8/12/14	—	(110,470)
Euro	BZWS	Sell	28,000,000	37,468,200		8/12/14	—	(1,173,133)
Euro	GSCO	Sell	171,944,000	230,205,505		8/12/14	—	(7,085,401)
Malaysian Ringgit	HSBK	Buy	62,400,000	18,956,770		8/12/14	—	(82,948)
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,371,496		8/12/14	—	(179,381)
Mexican Peso	CITI	Buy	1,374,921,000	105,325,647		8/12/14	—	(2,947,788)
Singapore Dollar	BZWS	Buy	38,999,058	30,703,085		8/12/14	69,267	—
Singapore Dollar	DBAB	Buy	278,683,950	220,199,076		8/12/14	—	(302,468)
South Korean Won	HSBK	Buy	184,161,000,000 15,657,818,664		JPY	8/12/14	17,372,851	—
Swedish Krona	UBSW	Buy	891,973,049	101,631,977	EUR	8/12/14	—	(1,490,391)
Malaysian Ringgit	DBAB	Buy	176,076,402	53,091,030		8/13/14	162,892	—
Singapore Dollar	DBAB	Buy	54,530,000	43,021,696		8/13/14	5,496	—
Singapore Dollar	DBAB	Buy	95,420,000	75,415,926		8/14/14	—	(124,096)
Euro	MSCO	Sell	144,241,718	191,407,317		8/15/14	—	(7,653,477)
Mexican Peso	MSCO	Buy	710,284,000	53,922,550		8/15/14	—	(1,046,236)
Chilean Peso	DBAB	Buy	20,505,700,000	36,415,734		8/18/14	—	(311,544)
Euro	JPHQ	Sell	142,058,430	188,419,199		8/18/14	—	(7,628,899)
Singapore Dollar	BZWS	Buy	112,084,000	88,255,118		8/18/14	186,319	—
Euro	BZWS	Sell	186,465,000	247,094,095		8/19/14	—	(10,237,557)
Japanese Yen	DBAB	Sell	9,637,940,000	98,189,024		8/19/14	3,417,260	—
Mexican Peso	DBAB	Buy	1,413,199,480	105,223,147		8/19/14	—	(51,074)
Singapore Dollar	DBAB	Buy	84,117,000	66,348,793		8/19/14	25,037	—
Singapore Dollar	HSBK	Buy	84,114,500	66,357,289		8/19/14	14,568	—
Chilean Peso	JPHQ	Buy	53,128,167,200	99,041,161		8/20/14	—	(5,515,041)
Chilean Peso	MSCO	Buy	9,984,130,000	18,761,167		8/20/14	—	(1,185,237)
Euro	DBAB	Sell	148,587,110	198,444,029		8/20/14	—	(6,614,235)
Euro	JPHQ	Sell	207,184,000	276,806,111		8/20/14	—	(9,119,037)
Japanese Yen	HSBK	Sell	19,192,069,750	197,856,389		8/20/14	9,135,750	—
Japanese Yen	JPHQ	Buy	8,717,091,000	85,546,804		8/20/14	170,631	—
Japanese Yen	JPHQ	Sell	13,048,709,000	134,228,636		8/20/14	5,917,269	—
Mexican Peso	CITI	Buy	2,310,635,000	174,263,588		8/20/14	—	(2,316,322)
Euro	JPHQ	Sell	141,425,000	189,056,233		8/21/14	—	(6,118,048)
Malaysian Ringgit	HSBK	Buy	571,500,000	170,642,859		8/21/14	2,127,103	—
Malaysian Ringgit	JPHQ	Buy	177,750,000	53,081,885		8/21/14	653,655	—
Mexican Peso	HSBK	Buy	1,245,700,000	92,834,520		8/21/14	—	(142,071)
Japanese Yen	BZWS	Sell	4,322,430,000	44,579,517		8/22/14	2,075,377	—
Mexican Peso	HSBK	Buy	543,754,960	40,517,348		8/22/14	—	(59,657)
Polish Zloty	DBAB	Buy	318,369,688	73,574,064	EUR	8/22/14	2,971,169	—
South Korean Won	JPHQ	Buy	193,500,000,000	170,109,890		8/22/14	9,828,921	—
South Korean Won	JPHQ	Sell	193,500,000,000	178,249,014		8/22/14	—	(1,689,797)
Euro	BZWS	Sell	140,858,555	188,833,570		8/25/14	—	(5,559,449)
							Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Japanese Yen	CITI	Sell	8,636,095,000	88,902,220		8/25/14	$3,978,461	$—
Japanese Yen	DBAB	Sell	4,271,575,000	43,952,575		8/25/14	1,947,687	—
Japanese Yen	HSBK	Sell	8,572,756,000	88,024,109		8/25/14	3,723,200	—
Mexican Peso	DBAB	Buy	1,242,200,000	92,398,096		8/25/14	5,804	—
Euro	GSCO	Sell	188,527,791	251,661,978		8/26/14	—	(8,517,522)
Japanese Yen	BZWS	Sell	12,841,448,000	130,635,280		8/26/14	4,357,006	—
Japanese Yen	JPHQ	Sell	8,617,736,000	87,666,373		8/26/14	2,922,595	—
Malaysian Ringgit	HSBK	Buy	957,079,700	284,168,557		8/26/14	5,083,282	—
Swedish Krona	UBSW	Buy	335,000,000	38,159,244	EUR	8/26/14	—	(556,032)
Chilean Peso	DBAB	Buy	13,753,090,000	24,402,218		8/27/14	—	(206,071)
Euro	CITI	Sell	43,010,799	57,494,686		8/27/14	—	(1,862,796)
Euro	HSBK	Sell	195,181,803	260,912,711		8/27/14	—	(8,449,879)
Euro	JPHQ	Sell	69,055,954	92,343,693		8/27/14	—	(2,957,663)
Japanese Yen	DBAB	Sell	8,644,374,000	87,582,310		8/27/14	2,576,026	—
Japanese Yen	HSBK	Sell	14,893,097,250	150,912,453		8/27/14	4,458,025	—
Japanese Yen	JPHQ	Sell	10,357,462,000	105,085,220		8/27/14	3,232,922	—
Malaysian Ringgit	JPHQ	Buy	227,033,719	67,603,764		8/27/14	1,007,212	—
Mexican Peso	HSBK	Buy	545,438,860	40,518,431		8/27/14	49,122	—
Singapore Dollar	DBAB	Buy	357,435,000	281,462,517		8/27/14	1,213,522	(631,535)
Chilean Peso	JPHQ	Buy	10,953,800,000	19,418,188		8/28/14	—	(148,125)
Chilean Peso	CITI	Buy	53,031,580,000	98,969,058		8/29/14	—	(5,681,158)
Euro	DBAB	Sell	60,147,806	80,321,380		8/29/14	—	(2,686,392)
Japanese Yen	JPHQ	Sell	6,909,339,000	71,109,706		8/29/14	3,164,135	—
Malaysian Ringgit	HSBK	Buy	497,807,504	146,186,093		8/29/14	4,237,604	—
Mexican Peso	CITI	Buy	4,966,565,800	365,581,566		8/29/14	3,750,922	—
Mexican Peso	HSBK	Buy	603,492,100	44,092,358		8/29/14	785,582	—
Philippine Peso	JPHQ	Buy	2,519,000,000	56,734,234		8/29/14	—	(862,681)
Polish Zloty	DBAB	Buy	207,553,629	47,729,937	EUR	8/29/14	2,232,043	—
Swedish Krona	BZWS	Buy	1,007,491,500	112,756,600	EUR	8/29/14	1,087,521	—
Euro	DBAB	Sell	88,663,500	117,417,073		9/03/14	—	(4,944,872)
Mexican Peso	HSBK	Buy	615,247,100	44,898,716		9/03/14	834,570	—
Chilean Peso	DBAB	Buy	12,395,040,000	21,841,480		9/05/14	—	(47,045)
Euro	DBAB	Sell	104,415,800	137,796,487		9/05/14	—	(6,305,091)
Polish Zloty	DBAB	Buy	166,560,000	38,147,588	EUR	9/05/14	1,981,772	—
Swedish Krona	DBAB	Buy	1,217,000,000	138,437,038	EUR	9/05/14	—	(1,787,605)
Japanese Yen	BZWS	Sell	24,270,000,000	246,546,119		9/18/14	7,838,609	—
Euro	BZWS	Sell	58,343,508	77,946,927		9/19/14	—	(2,572,773)
Euro	DBAB	Sell	203,050,000	275,502,301		9/23/14	—	(4,727,702)
Hungarian Forint	JPHQ	Buy	9,861,822,000	32,531,163	EUR	9/23/14	—	(1,489,892)
South Korean Won	HSBK	Buy	8,776,000,000	7,974,557		9/23/14	176,077	—
South Korean Won	HSBK	Sell	8,776,000,000	8,065,806		9/23/14	—	(84,829)
South Korean Won	JPHQ	Buy	126,300,000,000	114,797,310		9/23/14	2,502,728	—
South Korean Won	JPHQ	Sell	126,300,000,000	116,234,125		9/23/14	—	(1,065,913)
Euro	BZWS	Sell	87,741,063	118,780,341		9/24/14	—	(2,311,543)
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,778,919	EUR	9/25/14	—	(834,199)
32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	176,088,661	237,618,441		9/26/14	$—	$(5,402,976)
Malaysian Ringgit	DBAB	Buy	210,507,000	64,404,773		9/26/14	—	(894,475)
Malaysian Ringgit	HSBK	Buy	218,283,000	66,743,006		9/26/14	—	(886,676)
Mexican Peso	HSBK	Buy	1,303,182,600	98,386,075		9/26/14	—	(1,699,093)
South Korean Won	HSBK	Buy	129,609,000,000	118,580,970		9/26/14	1,778,412	—
South Korean Won	HSBK	Sell	129,609,000,000	119,109,498		9/26/14	—	(1,249,884)
Euro	BZWS	Sell	151,820,000	205,101,229		9/29/14	—	(4,427,542)
Japanese Yen	JPHQ	Sell	8,250,436,116	83,969,631		9/29/14	2,815,126	—
Chilean Peso	DBAB	Buy	11,405,180,000	21,786,399		9/30/14	—	(1,764,237)
Euro	DBAB	Sell	371,450,000	501,594,937		9/30/14	—	(11,048,673)
Euro	GSCO	Sell	102,050,000	137,697,086		9/30/14	—	(3,143,621)
Euro	HSBK	Sell	135,560,000	183,262,208		9/30/14	—	(3,826,142)
Japanese Yen	JPHQ	Sell	2,117,676,000	21,476,900		9/30/14	646,441	—
Euro	DBAB	Sell	3,565,000	4,839,131		10/03/14	—	(80,995)
Euro	DBAB	Sell	67,415,000	91,718,108		10/07/14	—	(1,323,086)
Euro	JPHQ	Sell	210,255,000	286,738,410		10/07/14	—	(3,439,979)
Euro	DBAB	Sell	319,800,000	434,409,924		10/09/14	—	(6,955,396)
Euro	GSCO	Sell	102,935,000	139,842,344		10/09/14	—	(2,221,256)
Euro	JPHQ	Sell	102,960,000	139,349,668		10/14/14	—	(2,749,265)
Japanese Yen	JPHQ	Buy	19,676,275,000	193,179,274		10/17/14	392,985	—
Japanese Yen	JPHQ	Sell	19,676,275,000	189,320,559		10/17/14	—	(4,251,701)
Chilean Peso	CITI	Buy	8,534,203,142	16,402,466		10/20/14	—	(1,439,368)
Euro	HSBK	Sell	137,930,000	187,313,078		10/20/14	—	(3,050,587)
Japanese Yen	JPHQ	Buy	37,163,677,500	364,879,212		10/20/14	740,558	—
Japanese Yen	JPHQ	Sell	37,163,677,500	378,603,072		10/20/14	12,983,301	—
Malaysian Ringgit	JPHQ	Buy	244,314,016	75,532,681		10/20/14	—	(1,921,063)
Mexican Peso	DBAB	Buy	1,955,968,680	149,139,815		10/21/14	—	(4,317,672)
Japanese Yen	BZWS	Sell	9,218,756,500	94,531,958		10/22/14	3,835,463	—
Malaysian Ringgit	HSBK	Buy	190,522,200	59,404,527		10/22/14	—	(2,006,720)
Malaysian Ringgit	JPHQ	Buy	903,500,000 27,548,076,400		JPY	10/22/14	1,168,524	—
Mexican Peso	DBAB	Buy	1,798,400,870	136,656,601		10/22/14	—	(3,511,856)
Mexican Peso	CITI	Buy	629,982,970	47,488,540		10/23/14	—	(851,520)
Chilean Peso	CITI	Buy	22,313,350,000	42,827,927		10/24/14	—	(3,715,627)
Euro	JPHQ	Sell	7,387,013	10,159,027		10/24/14	—	(36,184)
Malaysian Ringgit	DBAB	Buy	136,438,000	42,365,471		10/24/14	—	(1,265,947)
Malaysian Ringgit	HSBK	Buy	90,961,633	28,091,919		10/24/14	—	(691,342)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,885,697		10/24/14	—	(246,265)
Chilean Peso	BZWS	Buy	1,883,586,000	3,603,570		10/27/14	—	(302,524)
Euro	BZWS	Sell	32,572,095	44,845,912		10/27/14	—	(108,732)
South Korean Won	JPHQ	Buy	144,472,760,000	134,443,291		10/27/14	—	(440,358)
South Korean Won	JPHQ	Sell	144,472,760,000	132,824,088		10/27/14	—	(1,178,845)
Chilean Peso	DBAB	Buy	3,765,313,000	7,169,294		10/29/14	—	(571,295)
Euro	DBAB	Sell	175,760,000	242,540,012		10/29/14	—	(37,159)
Euro	GSCO	Sell	139,330,000	192,247,534		10/29/14	—	(50,357)
Chilean Peso	DBAB	Buy	7,610,341,800	14,436,219		10/31/14	—	(1,102,222)
							Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-				Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Sell	189,168,918	261,244,167	10/31/14	$159,916	$—
Malaysian Ringgit	JPHQ	Buy	115,374,900	36,077,205	10/31/14	—	(1,336,077)
Euro	DBAB	Sell	11,263,065	15,498,541	11/03/14	—	(46,398)
Euro	BZWS	Sell	79,210,113	107,123,757	11/05/14	—	(2,199,878)
Euro	DBAB	Sell	84,940,000	114,868,184	11/05/14	—	(2,363,684)
Japanese Yen	BZWS	Sell	6,464,800,000	65,926,983	11/05/14	2,317,271	—
Japanese Yen	CITI	Sell	6,474,170,000	66,040,047	11/05/14	2,338,139	—
Japanese Yen	SCNY	Sell	12,949,800,000	132,397,505	11/05/14	4,979,324	—
Euro	DBAB	Sell	65,121,000	88,164,066	11/10/14	—	(1,714,685)
Japanese Yen	CITI	Sell	9,190,446,650	93,484,352	11/10/14	3,052,196	—
Euro	JPHQ	Sell	101,421,123	135,238,982	11/12/14	—	(4,740,826)
Japanese Yen	HSBK	Sell	6,367,072,000	64,574,767	11/12/14	1,923,018	—
Mexican Peso	CITI	Buy	435,292,000	32,184,251	11/12/14	—	(12,673)
Japanese Yen	JPHQ	Sell	9,028,069,000	91,294,054	11/13/14	2,457,462	—
Japanese Yen	MSCO	Sell	3,400,000,000	34,217,624	11/14/14	761,200	—
Malaysian Ringgit	JPHQ	Buy	338,000,000	103,572,961	11/14/14	—	(1,875,122)
Mexican Peso	CITI	Buy	906,059,000	66,641,586	11/14/14	312,517	—
Euro	DBAB	Sell	102,118,400	137,269,596	11/17/14	—	(3,673,405)
Euro	MSCO	Sell	144,241,714	194,118,336	11/17/14	—	(4,962,928)
Japanese Yen	CITI	Sell	12,407,760,000	125,305,595	11/17/14	3,208,665	—
Japanese Yen	SCNY	Sell	9,153,053,700	92,345,020	11/17/14	2,275,599	—
Euro	DBAB	Sell	37,050,139	49,902,833	11/19/14	—	(1,233,593)
Japanese Yen	CITI	Sell	13,358,646,000	133,722,857	11/19/14	2,266,688	—
Japanese Yen	DBAB	Sell	10,792,263,000	107,965,816	11/19/14	1,764,219	—
Malaysian Ringgit	DBAB	Buy	79,333,360	24,345,095	11/19/14	—	(481,801)
Euro	DBAB	Sell	145,693,000	197,173,622	11/20/14	—	(3,911,399)
Euro	JPHQ	Sell	143,015,781	193,584,322	11/20/14	—	(3,805,610)
Japanese Yen	CITI	Sell	15,005,634,000	150,568,272	11/20/14	2,903,648	—
Japanese Yen	HSBK	Sell	2,816,138,000	28,243,002	11/20/14	530,480	—
Japanese Yen	JPHQ	Sell	9,694,306,000	97,205,153	11/20/14	1,807,247	—
Malaysian Ringgit	HSBK	Buy	218,456,900	67,093,643	11/20/14	—	(1,385,952)
South Korean Won	JPHQ	Buy	193,500,000,000	180,234,724	11/24/14	—	(949,973)
South Korean Won	JPHQ	Sell	193,500,000,000	177,751,240	11/24/14	—	(1,533,511)
Chilean Peso	DBAB	Buy	19,918,030,000	34,999,174	11/28/14	—	(166,929)
Euro	DBAB	Sell	277,024,466	375,368,152	11/28/14	—	(6,984,316)
Chilean Peso	DBAB	Buy	8,038,300,000	14,099,807	12/01/14	—	(46,950)
Chilean Peso	DBAB	Buy	8,550,080,000	15,520,203	12/04/14	—	(577,266)
Euro	CITI	Sell	72,203,000	97,831,455	12/04/14	—	(1,824,997)
Euro	DBAB	Sell	131,065,000	177,628,684	12/04/14	—	(3,270,626)
Euro	CITI	Sell	63,090,000	85,780,319	12/05/14	—	(1,298,282)
Chilean Peso	DBAB	Buy	16,276,230,000	29,368,874	12/09/14	—	(937,663)
Euro	HSBK	Sell	21,570,052	29,443,121	12/09/14	—	(328,676)
Euro	SCNY	Sell	226,537,356	309,479,478	12/09/14	—	(3,195,897)
Euro	JPHQ	Sell	127,432,000	175,771,418	12/15/14	—	(116,804)
Malaysian Ringgit	DBAB	Buy	151,275,000	46,357,159	12/15/14	—	(912,855)
34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Polish Zloty	DBAB	Buy	35,195,600	8,224,424	EUR	12/15/14	$120,563	$—
Singapore Dollar	DBAB	Buy	150,260,000	120,482,701		12/15/14	—	(1,883,434)
Mexican Peso	CITI	Buy	2,030,785,800	153,024,324		12/16/14	—	(3,337,159)
Malaysian Ringgit	JPHQ	Buy	140,706,364	42,739,312		12/17/14	—	(473,980)
Mexican Peso	CITI	Buy	973,603,510	73,131,789		12/18/14	—	(1,379,626)
Malaysian Ringgit	JPHQ	Buy	159,282,000	48,227,814		12/19/14	—	(387,336)
Japanese Yen	DBAB	Sell	24,707,170,000	240,884,580		12/22/14	—	(2,329,861)
Japanese Yen	HSBK	Sell	24,745,070,000	240,884,197		12/22/14	—	(2,703,327)
Malaysian Ringgit	HSBK	Buy	167,392,229	50,602,246		12/23/14	—	(335,517)
Japanese Yen	BZWS	Sell	12,521,550,000	120,753,653		12/26/14	—	(2,512,307)
Japanese Yen	CITI	Sell	19,533,646,000	188,375,241		12/26/14	—	(3,919,932)
Chilean Peso	DBAB	Buy	12,284,600,000	22,386,515		1/07/15	—	(991,921)
Japanese Yen	DBAB	Sell	10,434,667,000	100,198,454		1/07/15	—	(2,536,875)
Japanese Yen	GSCO	Sell	6,380,360,000	61,520,572		1/08/15	—	(1,298,438)
Malaysian Ringgit	DBAB	Buy	108,664,680	32,385,980		1/08/15	220,206	—
Malaysian Ringgit	JPHQ	Buy	321,901,100	96,066,939		1/08/15	523,482	—
Malaysian Ringgit	JPHQ	Buy	173,097,000	51,695,437		1/09/15	241,973	—
Chilean Peso	DBAB	Buy	17,261,240,000	31,392,634		1/12/15	—	(1,346,297)
Chilean Peso	MSCO	Buy	21,679,600,000	39,306,681		1/12/15	—	(1,569,383)
Euro	CITI	Sell	29,000,000	39,424,050		1/12/15	—	(605,142)
Malaysian Ringgit	JPHQ	Buy	51,876,000	15,508,520		1/12/15	54,529	—
Mexican Peso	CITI	Buy	2,335,652,631	174,042,670		1/12/15	—	(2,244,977)
Euro	SCNY	Sell	49,935,936	67,863,436		1/13/15	—	(1,064,101)
Japanese Yen	CITI	Sell	3,332,090,000	31,858,591		1/13/15	—	(949,883)
Euro	CITI	Sell	192,914,073	263,404,875		1/14/15	—	(2,878,596)
Euro	JPHQ	Sell	26,531,589	36,268,682		1/14/15	—	(353,445)
Japanese Yen	SCNY	Sell	3,331,470,000	31,886,198		1/14/15	—	(916,524)
Japanese Yen	BZWS	Sell	22,053,780,000	212,661,047		1/15/15	—	(4,489,886)
Japanese Yen	HSBK	Sell	12,607,090,000	121,222,019		1/15/15	—	(2,912,771)
Japanese Yen	JPHQ	Sell	14,336,430,000	138,229,756		1/15/15	—	(2,932,855)
Malaysian Ringgit	JPHQ	Buy	54,220,000	16,265,187		1/15/15	—	(1,269)
Japanese Yen	DBAB	Sell	25,032,090,000	242,167,133		1/16/15	—	(4,312,168)
Japanese Yen	SCNY	Sell	10,082,050,000	97,578,456		1/16/15	—	(1,694,783)
Malaysian Ringgit	JPHQ	Buy	25,017,400	7,537,859		1/16/15	—	(33,960)
Japanese Yen	HSBK	Sell	10,034,848,500	96,303,728		1/20/15	—	(2,508,998)
Japanese Yen	JPHQ	Sell	19,676,275,000	189,524,798		1/20/15	—	(4,226,646)
Euro	BZWS	Sell	139,061,000	189,540,143		1/21/15	—	(2,411,039)
Euro	CITI	Sell	42,223,091	57,310,668		1/22/15	—	(971,567)
Euro	JPHQ	Sell	25,614,073	34,806,323		1/22/15	—	(549,815)
Chilean Peso	DBAB	Buy	20,283,160,000	36,645,276		1/23/15	—	(1,378,651)
Malaysian Ringgit	HSBK	Buy	149,324,973	44,159,389		1/23/15	615,179	—
Chilean Peso	DBAB	Buy	28,770,380,000	50,961,615		1/26/15	—	(953,558)
Euro	BZWS	Sell	94,940,000	129,719,845		1/27/15	—	(1,330,775)
Japanese Yen	GSCO	Sell	15,371,620,000	148,697,654		1/27/15	—	(2,677,454)
Japanese Yen	DBAB	Sell	13,902,366,365	136,164,215		1/28/15	—	(743,599)
							Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Japanese Yen	HSBK	Sell	17,605,035,074	172,031,690		1/28/15	$—	$(1,339,289)
Euro	CITI	Sell	81,493,700	111,416,149		1/29/15	—	(1,074,224)
Euro	DBAB	Sell	58,160,000	79,493,088		1/30/15	—	(788,592)
Chilean Peso	DBAB	Buy	20,259,910,000	35,744,372		2/04/15	—	(561,565)
Chilean Peso	DBAB	Buy	28,279,300,000	49,828,732		2/05/15	—	(724,711)
Malaysian Ringgit	DBAB	Buy	152,706,100	44,775,282		2/05/15	984,565	—
Mexican Peso	CITI	Buy	632,490,760	45,640,840		2/05/15	795,155	—
Chilean Peso	BZWS	Buy	20,031,600,000	34,584,945		2/09/15	183,540	—
Chilean Peso	DBAB	Buy	31,938,300,000	55,208,816		2/09/15	225,913	—
Chilean Peso	BZWS	Buy	16,174,200,000	27,824,187		2/10/15	246,199	—
Euro	CITI	Sell	80,318,000	109,222,039		2/10/15	—	(1,647,700)
Euro	HSBK	Sell	73,778,000	100,346,196		2/10/15	—	(1,495,827)
Japanese Yen	CITI	Sell	12,481,439,000	122,935,929		2/10/15	3,908	—
Mexican Peso	CITI	Buy	1,333,051,000	97,939,240		2/10/15	—	(107,656)
Polish Zloty	DBAB	Buy	52,182,000	12,207,744	EUR	2/10/15	96,952	—
South Korean Won	DBAB	Buy	228,000,000,000 21,152,829,190		JPY	2/10/15	2,439,523	—
South Korean Won	HSBK	Buy	184,000,000,000 17,037,683,837		JPY	2/10/15	2,293,962	—
South Korean Won	JPHQ	Buy	523,500,000,000 48,638,855,337		JPY	2/10/15	4,903,496	—
Swedish Krona	BZWS	Buy	652,300,000	73,391,089	EUR	2/10/15	—	(107,327)
Euro	BZWS	Sell	150,959,000	205,258,952		2/11/15	—	(3,122,894)
Polish Zloty	BZWS	Buy	52,182,000	12,200,608	EUR	2/11/15	105,709	—
Chilean Peso	MSCO	Buy	26,354,310,000	45,785,806		2/12/15	—	(57,183)
Japanese Yen	GSCO	Sell	5,856,880,500	57,363,034		2/12/15	—	(323,718)
Japanese Yen	HSBK	Sell	10,857,850,000	106,530,452		2/12/15	—	(412,843)
Malaysian Ringgit	DBAB	Buy	481,829,000	142,180,681		2/12/15	2,155,556	—
Mexican Peso	MSCO	Buy	2,139,414,000	156,447,093		2/12/15	538,528	—
South Korean Won	JPHQ	Buy	861,667,250,000 80,454,458,450		JPY	2/12/15	4,106,400	—
Euro	SCNY	Sell	140,680,000	192,481,190		2/13/15	—	(1,712,315)
Japanese Yen	CITI	Sell	37,564,700,000	368,570,447		2/13/15	—	(1,423,254)
Mexican Peso	CITI	Buy	1,155,788,000	84,425,712		2/13/15	376,970	—
Chilean Peso	CITI	Buy	20,803,900,000	36,389,540		2/17/15	—	(310,201)
Chilean Peso	DBAB	Buy	9,810,760,000	17,074,069		2/17/15	—	(59,676)
Japanese Yen	CITI	Sell	18,760,200,000	183,851,431		2/17/15	—	(935,221)
Mexican Peso	MSCO	Buy	544,517,320	39,803,898		2/17/15	136,150	—
Polish Zloty	DBAB	Buy	52,182,000	12,255,049	EUR	2/17/15	24,005	—
Japanese Yen	GSCO	Sell	20,850,739,790	205,397,507		2/18/15	24,782	(7,811)
Singapore Dollar	HSBK	Buy	84,114,500	66,546,282		2/18/15	—	(147,669)
Euro	JPHQ	Sell	145,696,000	199,809,680		2/19/15	—	(1,309,911)
Malaysian Ringgit	HSBK	Buy	51,597,000	15,365,396		2/19/15	85,769	—
Euro	BZWS	Sell	165,746,000	227,746,606		2/20/15	—	(1,050,507)
Chilean Peso	MSCO	Buy	12,954,520,000	22,679,482		2/23/15	—	(226,807)
Euro	GSCO	Sell	74,206,000	102,118,587		2/23/15	—	(316,493)
Hungarian Forint	DBAB	Buy	11,159,470,000	34,867,896	EUR	2/23/15	560,104	—
Malaysian Ringgit	HSBK	Buy	571,500,000	169,725,588		2/23/15	1,382,197	—
Malaysian Ringgit	JPHQ	Buy	177,750,000	52,799,644		2/23/15	418,920	—
36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

Forward Exchange Contracts (continued)

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	JPHQ	Buy	18,232,450,000	31,941,924		2/24/15	$—	$(344,818)
Japanese Yen	HSBK	Sell	6,688,700,000	65,561,350		2/24/15	—	(326,848)
South Korean Won	JPHQ	Buy	743,500,000,000 69,524,967,271		JPY	2/24/15	2,196,232	—
Chilean Peso	MSCO	Buy	22,054,300,000	38,465,684		2/25/15	—	(249,170)
Japanese Yen	BZWS	Sell	9,408,100,000	91,853,551		2/25/15	—	(823,565)
Malaysian Ringgit	DBAB	Buy	251,710,000	74,829,062		2/25/15	525,994	—
Chilean Peso	DBAB	Buy	14,257,230,000	24,821,083		2/26/15	—	(118,153)
Euro	BZWS	Sell	411,968,926	565,783,504		2/26/15	—	(2,907,493)
Euro	SCNY	Sell	211,027,544	289,804,126		2/26/15	—	(1,502,952)
Japanese Yen	BZWS	Sell	29,025,800,000	283,823,716		2/26/15	—	(2,106,116)
Japanese Yen	SCNY	Sell	11,809,161,000	115,574,400		2/26/15	—	(756,292)
Euro	BOFA	Sell	143,335,694	195,982,894		2/27/15	—	(1,881,196)
Japanese Yen	BZWS	Sell	42,387,239,840	415,231,432		2/27/15	—	(2,324,915)
Malaysian Ringgit	HSBK	Buy	563,724,900	168,700,597		2/27/15	102,119	(55,139)
Mexican Peso	MSCO	Buy	274,416,700	20,109,680		2/27/15	3,063	—
Euro	GSCO	Sell	31,393,000	43,099,450		3/02/15	—	(236,432)
Swedish Krona	GSCO	Buy	1,007,491,500	112,418,154	EUR	3/02/15	1,069,271	—
Chilean Peso	DBAB	Buy	12,395,040,000	21,392,889		3/03/15	72,507	—
Chilean Peso	MSCO	Buy	24,865,500,000	42,705,882		3/03/15	355,520	—
Japanese Yen	JPHQ	Sell	12,728,600,000	125,015,715		3/03/15	—	(379,025)
Polish Zloty	DBAB	Buy	284,819,000	66,835,387	EUR	3/03/15	123,493	—
Japanese Yen	HSBK	Sell	9,813,450,000	96,163,155		3/04/15	—	(514,270)
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,900,874		3/04/15	—	(50,210)
Unrealized appreciation (depreciation)							566,816,626	(1,173,642,466)
Net unrealized appreciation (depreciation)								$(606,825,840)

[a] May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Semiannual Report | 37

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Bond Fund

At February 28, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%	DBAB	10/15/20	$212,000,000	$—	$(2,656,968)
Centrally Cleared Swaps unrealized appreciation (depreciation)					(2,656,968)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	3/04/21	$101,430,000	$—	$(10,865,178)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000	—	(48,069,947)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000	—	(27,244,886)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000	—	(6,717,737)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000	—	(28,895,948)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000	—	(35,087,331)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000	—	(35,207,455)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000	—	(25,602,504)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000	—	(9,465,191)
OTC Swaps unrealized appreciation (depreciation)				—	(227,156,177)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(229,813,145)
Net unrealized appreciation (depreciation)					$(229,813,145)

See Abbreviations on page 58.

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Templeton Global
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$57,233,188,481
Cost - Sweep Money Fund (Note 7)	9,902,981,600
Total cost of investments	$67,136,170,081
Value - Unaffiliated issuers	$59,247,297,249
Value - Sweep Money Fund (Note 7)	9,902,981,600
Total value of investments	69,150,278,849
Cash	87,611,647
Foreign currency, at value (cost $316,937,960)	316,031,365
Receivables:
Capital shares sold	173,967,107
Interest	871,947,734
Due from brokers	552,177,376
Variation margin	325,896
Unrealized appreciation on forward exchange contracts	566,816,626
Other assets	49,448
Total assets	71,719,206,048
Liabilities:
Payables:
Investment securities purchased	130,096,351
Capital shares redeemed	229,594,819
Management fees	20,639,677
Administrative fees	4,047,638
Distribution fees	9,304,965
Transfer agent fees	11,467,144
Unrealized depreciation on forward exchange contracts	1,173,642,466
Unrealized depreciation on OTC swap contracts	227,156,177
Deferred tax	20,575,885
Accrued expenses and other liabilities	15,953,591
Total liabilities	1,842,478,713
Net assets, at value	$69,876,727,335
Net assets consist of:
Paid-in capital	$69,612,072,121
Distributions in excess of net investment income	(1,338,713,553)
Net unrealized appreciation (depreciation)	1,162,604,637
Accumulated net realized gain (loss)	440,764,130
Net assets, at value	$69,876,727,335

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Templeton Global
Bond Fund
Class A:
Net assets, at value	$25,511,175,229
Shares outstanding	1,971,035,471
Net asset value per share[a]	$12.94
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.51
Class C:
Net assets, at value	$8,497,484,291
Shares outstanding	655,162,046
Net asset value and maximum offering price per share[a]	$12.97
Class R:
Net assets, at value	$333,452,081
Shares outstanding	25,765,408
Net asset value and maximum offering price per share	$12.94
Class R6:
Net assets, at value	$954,373,745
Shares outstanding	73,984,277
Net asset value and maximum offering price per share	$12.90
Advisor Class:
Net assets, at value	$34,580,241,989
Shares outstanding	2,680,767,206
Net asset value and maximum offering price per share	$12.90

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

40 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Templeton Global
Bond Fund
Investment income:
Interest (net of foreign taxes of $27,772,732)	$1,326,656,359
Expenses:
Management fees (Note 3a)	134,575,692
Administrative fees (Note 3b)	26,366,269
Distribution fees: (Note 3c)
Class A	32,685,954
Class C	28,640,801
Class R	791,367
Transfer agent fees: (Note 3e)
Class A	14,232,367
Class C	4,795,679
Class R	172,378
Class R6	5,016
Advisor Class	18,450,564
Custodian fees (Note 4)	12,760,582
Reports to shareholders	2,315,766
Registration and filing fees	924,221
Professional fees	298,146
Trustees’ fees and expenses	219,989
Other	469,502
Total expenses	277,704,293
Expense reductions (Note 4)	(6,106)
Net expenses	277,698,187
Net investment income	1,048,958,172
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	21,265,721
Foreign currency transactions	487,401,019
Swap contracts	(36,031,830)
Net realized gain (loss)	472,634,910
Net change in unrealized appreciation (depreciation) on:
Investments	2,046,427,958
Translation of other assets and liabilities denominated in foreign currencies	(555,054,769)
Change in deferred taxes on unrealized appreciation	900,740
Net change in unrealized appreciation (depreciation)	1,492,273,929
Net realized and unrealized gain (loss)	1,964,908,839
Net increase (decrease) in net assets resulting from operations	$3,013,867,011

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 41

Templeton Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Bond Fund
	Six Months Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$1,048,958,172	$1,985,256,801
Net realized gain (loss) from investments, foreign currency transactions and
swap contracts	472,634,910	983,243,689
Net change in unrealized appreciation (depreciation) on investments, translation of
other assets and liabilities denominated in foreign currencies and deferred taxes	1,492,273,929	(1,250,192,228)
Net increase (decrease) in net assets resulting from operations	3,013,867,011	1,718,308,262
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(581,151,144)	(1,357,443,650)
Class C	(177,594,939)	(450,247,429)
Class R	(6,645,947)	(12,881,524)
Class R6	(8,983,685)	(1,023,448)
Advisor Class	(799,084,784)	(1,713,607,768)
Net realized gains:
Class A	(6,249,754)	(322,831,189)
Class C	(2,094,232)	(117,954,902)
Class R	(75,908)	(3,057,216)
Class R6	(81,247)	—
Advisor Class	(8,179,181)	(384,778,318)
Total distributions to shareholders	(1,590,140,821)	(4,363,825,444)
Capital share transactions: (Note 2)
Class A	(992,220,770)	2,626,884,398
Class C	(651,974,433)	328,012,983
Class R	29,940,235	99,474,920
Class R6	833,241,428	129,353,906
Advisor Class	970,150,276	6,148,866,831
Total capital share transactions	189,136,736	9,332,593,038
Net increase (decrease) in net assets	1,612,862,926	6,687,075,856
Net assets:
Beginning of period	68,263,864,409	61,576,788,553
End of period	$69,876,727,335	$68,263,864,409
Distributions in excess of net investment income included in net assets:
End of period	$(1,338,713,553)	$(814,211,226)

42 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Global Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counter-party to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date

Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	252,504,308	$3,289,180,193	623,426,890	$8,346,705,754
Shares issued in
reinvestment of
distributions	41,728,805	544,083,361	116,031,801	1,543,437,693
Shares redeemed	(371,191,270)	(4,825,484,324)	(547,110,282)	(7,263,259,049)
Net increase
(decrease)	(76,958,157)	$(992,220,770)	192,348,409	$2,626,884,398
Class C Shares:
Shares sold	38,602,975	$504,313,697	155,502,801	$2,089,875,365
Shares issued in
reinvestment of
distributions	11,203,647	146,390,245	34,019,854	453,454,213
Shares redeemed	(99,817,796)	(1,302,678,375)	(166,581,947)	(2,215,316,595)
Net increase
(decrease)	(50,011,174)	$(651,974,433)	22,940,708	$328,012,983
Class R Shares:
Shares sold	4,842,245	$63,059,883	11,731,753	$157,051,293
Shares issued in
reinvestment of
distributions	498,355	6,497,337	1,169,932	15,558,019
Shares redeemed	(3,036,883)	(39,616,985)	(5,496,697)	(73,134,392)
Net increase
(decrease)	2,303,717	$29,940,235	7,404,988	$99,474,920
Class R6 Shares[a]:
Shares sold	68,636,047	$891,575,406	9,746,074	$128,656,816
Shares issued in
reinvestment of
distributions	688,615	8,924,409	78,646	1,023,384
Shares redeemed	(5,139,473)	(67,258,387)	(25,632)	(326,294)
Net increase
(decrease)	64,185,189	$833,241,428	9,799,088	$129,353,906
Advisor Class Shares:
Shares sold	502,820,647	$6,525,545,478	1,030,544,684	$13,722,795,759
Shares issued in
reinvestment of
distributions	47,973,668	623,228,072	121,975,205	1,616,850,682
Shares redeemed	(476,238,159)	(6,178,623,274)	(692,449,001)	(9,190,779,610)
Net increase
(decrease)	74,556,156	$970,150,276	460,070,888	$6,148,866,831

aFor the period May 1, 2013 (effective date) to August 31, 2013.

Semiannual Report | 49

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $200 million
0.450%	Over $200 million, up to and including $1.3 billion
0.400%	Over $1.3 billion, up to and including $35 billion
0.395%	Over $35 billion, up to and including $50 billion
0.390%	Over $50 billion, up to and including $65 billion
0.385%	Over $65 billion, up to and including $80 billion
0.380%	In excess of $80 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot

50 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$1,767,320
CDSC retained	$876,335

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $37,656,004, of which $14,315,409 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed to waive or limit its fees so that Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no expenses waived during the period ended February 28, 2014.

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At August 31, 2013, the Fund deferred post-October capital losses of $17,313,203.

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$67,587,037,475

Unrealized appreciation	$3,175,295,503
Unrealized depreciation	(1,612,054,129)
Net unrealized appreciation (depreciation)	$1,563,241,374

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $14,407,780,219 and $10,752,524,372, respectively.

7. INVESTMENT IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund. At February 28, 2014, the Fund owned 49.37% of the Sweep Money Fund. The Fund does not invest in the Sweep Money Fund for the purpose of exercising a controlling influence over the management or policies.

52 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

8. CREDIT RISK

At February 28, 2014, the Fund had 14.85% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets	Fair Value	Statement of Assets	Fair Value
Hedging Instruments	and Liabilities Location	Amount	and Liabilities Location	Amount
Interest rate contracts	Variation margin / Net		Unrealized depreciation
	assets consist of - net		on swap contracts / Net assets
	unrealized		consist of - net unrealized
	appreciation[a]	$—	depreciation	$229,813,145[a]
Foreign exchange
contracts	Unrealized appreciation		Unrealized depreciation
	on forward exchange		on forward exchange
	contracts	566,816,626	contracts	1,173,642,466

[a]Includes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

Semiannual Report | 53

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Appreciation
Derivative Contracts		Realized Gain	(Depreciation)
Not Accounted for as	Statement of	(Loss) for the	for the
Hedging Instruments	Operations Locations	Period	Period
Interest rate
contracts	Net realized gain (loss) from swap contracts /
Net change in unrealized appreciation (depreciation)
	on investments	$(36,031,830)	$(48,091,518)
Foreign exchange
contracts	Net realized gain (loss) from foreign currency transactions /
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated in
	foreign currencies	460,834,471	(571,012,340)

For the period ended February 28, 2014, the average month end fair value of derivatives represented 3.51% of average month end net assets. The average month end number of open derivative contracts for the period was 646.

At February 28, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets
	and Liabilities Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$566,816,626	$1,173,642,466
Swap Contracts	—	227,156,177
Total	$566,816,626	$1,400,798,643

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

54 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
	Gross and	Statement of Assets & Liabilities
	Net Amounts of	Financial	Financial
	Assets Presented	Instruments	Instruments	Cash	Net Amount
	in the Statement of	Available	Collateral	Collateral	(Not less
	Assets & Liabilities	for Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	69,645,312	(69,645,312)	—	—	—
CITI	74,039,860	(74,039,860)	—	—	—
DBAB	80,481,085	(80,481,085)	—	—	—
GSCO	5,613,776	(5,613,776)	—	—	—
HSBK	114,213,593	(111,539,580)	(2,674,013)	—	—
JPHQ	176,127,532	(176,127,532)	—	—	—
MSCO	22,311,521	(22,311,521)	—	—	—
SCNY	7,254,923	(7,254,923)	—	—	—
UBSW	17,129,024	(17,129,024)	—	—	—
Total	$566,816,626	$(564,142,613)	$(2,674,013)	$—	$—

aAt February 28, 2014 the Fund received United Kingdom Treasury Bonds and Notes as collateral for derivatives.

bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

			Amounts Not Offset in the
	Gross and Net Amounts	Statement of Assets and Liabilities
	of Liabilities	Financial	Financial
	Presented in the	Instruments	Instruments	Cash	Net Amount
	Statement of	Available	Collateral	Collateral	(Not less
	Assets & Liabilities	for Offset	Pledged	Pledged[a]	than zero)
Counterparty
BOFA	$1,881,196	$—	$—	$—	$1,881,196
BZWS	208,355,071	(69,645,312)	—	(12,540,000)	126,169,759
CITI	129,773,615	(74,039,860)	—	(35,860,000)	19,873,755
DBAB	336,394,188	(80,481,085)	—	(189,675,000)	66,238,103
GSCO	166,747,269	(5,613,776)	—	(126,340,000)	34,793,493
HSBK	111,539,580	(111,539,580)	—	—	—
JPHQ	326,549,969	(176,127,532)	—	(95,015,000)	55,407,437
MSCO	85,234,783	(22,311,521)	—	(62,923,262)	—
SCNY	10,842,864	(7,254,923)	—	—	3,587,941
UBSW	23,480,108	(17,129,024)	—	(6,351,084)	—
Total	$1,400,798,643	$(564,142,613)	$—	$(528,704,346)	$307,951,684

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

56 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency
Securities[a]	$—	$53,472,000,885	$—	$53,472,000,885
Quasi-Sovereign and Corporate
Bonds [a]	—	614,879,411	—	614,879,411
Municipal Bonds	—	21,645,594	—	21,645,594
Short Term Investments	9,902,981,600	5,138,771,359	—	15,041,752,959
Total Investments in
Securities	$9,902,981,600	$59,247,297,249	$—	$69,150,278,849
Forward Exchange Contracts	$—	$566,816,626	$—	$566,816,626

Liabilities:
Swaps Contracts	—	229,813,145	—	229,813,145
Forward Exchange Contracts	—	1,173,642,466	—	1,173,642,466

[a]For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 57

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Bond Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio

BOFA	- Bank of America Corp.	BRL	- Brazilian Real	BHAC	-	Berkshire Hathaway Assurance
BZWS	- Barclays Bank PLC	CAD	-CanadianDollar			Corp.
CITI	- Citibank N.A.	EUR	- Euro	FHLB	-	Federal Home Loan Bank
DBAB	- Deutsche Bank AG	HUF	-HungarianForint	FRN	-	Floating Rate Note
GSCO	- Goldman Sachs Group, Inc.	IDR	-IndonesianRupiah
HSBK	- HSBC Bank PLC	JPY	- Japanese Yen
JPHQ	- JPMorgan Chase Bank, N.A.	KRW	- South Korean Won
MSCO	- Morgan Stanley and Co. Inc.	LKR	- Sri Lankan Rupee
SCNY	- Standard Charted Bank	MXN	- Mexican Peso
UBSW - UBS AG		MYR	- Malaysian Ringgit
		PEN	- Peruvian Nuevo Sol
		PHP	- Philippine Peso
		PLN	- Polish Zloty
		SEK	- Swedish Krona
		SGD	-SingaporeDollar

58 | Semiannual Report

Templeton Income Trust

Shareholder Information

Templeton Global Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 59

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Semiannual Report and Shareholder Letter
TEMPLETON GLOBAL BOND FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved. 406 S 04/14

FEBRUARY 28, 2014

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

FIXED INCOME

Templeton International Bond Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · **Templeton** · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	13
		Templeton International Bond Fund	3
				Financial Statements	34
		Performance Summary	8
				Notes to Financial Statements	38
		Your Fund’s Expenses	11
				Shareholder Information	53

Semiannual Report

Templeton International Bond Fund

Your Fund’s Goal and Main Investments: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in “bonds.” Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

This semiannual report for Templeton International Bond Fund covers the period ended February 28, 2014.

Performance Overview

For the six months under review, Templeton International Bond Fund – Class A delivered a +3.76% cumulative total return. In comparison, the Fund’s benchmark, the Citigroup Non-USD World Government Bond Index (WGBI), which measures performance of investment-grade, non-U.S. world government bond markets, posted cumulative total returns of +3.27% in local currency terms and +4.53% in U.S. dollar terms for the same period.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. As fears eased surrounding European sovereign debt, the possibility of another U.S. recession and a potential Chinese “hard landing,” financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

Semiannual Report | 3

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

What is an interest rate swap?
An interest rate swap is an agreement
between two parties to exchange interest
rate obligations, generally one based on
an interest rate fixed to maturity and the
other based on an interest rate that
changes in accordance with changes in
a designated benchmark (for example,
LIBOR, prime, commercial paper, or
other benchmarks).

elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global financial market volatility was elevated at the beginning of the period as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. As the government shutdown ended and the debt ceiling was raised, market volatility quickly subsided.

Fears of reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation and the European Central Bank’s interest rate cut. Economic data among the largest economies remained inconsistent with continued predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced it would begin to reduce the size of its quantitative easing program. Pessimism about this policy contributed to emerging market declines as market participants changed their expectations of global liquidity conditions. When the Fed subsequently announced a further reduction in its bond buying program, market reaction was muted.

What is a currency
forward contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate on
a future date.

Investment Strategy

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets affected the Fund’s total return. During the period under review, interest rate strategies, currency positions and sovereign credit exposures each contributed to absolute performance.

Interest Rate Strategy

As part of the Fund’s interest rate strategy we use interest rate swaps to manage duration. During the period under review, we maintained the portfolio’s defensive duration posture as policymakers in the G-3, the U.K. and Switzerland pursued historically accommodative monetary policies. With interest rates in Japan at historically low levels, the central bank supplying

4 | Semiannual Report

significant liquidity to the financial sector and a fiscal deficit that drove record funding needs, we saw what we viewed as limited value in this government bond market. Our underweighted duration exposures in Europe and lack of exposure in Japan detracted from performance relative to the benchmark as yields decreased during the review period. However, select duration exposures in Europe contributed to absolute performance. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was slightly weaker and fell 0.51% during the period against the currencies of major U.S. trading partners.3 Dollar weakness was particularly pronounced against the euro, which appreciated 4.74% against the U.S. dollar during the period.4

Overall, the Fund’s exposure to Asian currencies contributed to performance. Our net-negative position in the Japanese yen, achieved through the use of currency forward contracts, benefited performance as the yen depreciated 3.87% against the U.S. dollar during the period.4 Currency positions elsewhere in Asia also added to relative and absolute results.

Central bankers in Malaysia, South Korea and Australia kept policy rates constant, while rates were hiked in India and Indonesia during the period. Most of the currencies of these countries appreciated against the U.S. dollar. The Malaysian ringgit appreciated 0.25%, the South Korean won gained 3.99%, the Australian dollar rose 0.47% and the Indian rupee strengthened 6.60% against the U.S. dollar. 4 The Indonesian rupiah fell 5.94% against the U.S. dollar during the period.4

The euro appreciated against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union, and the Fund’s underweighted, net-negative exposure to the euro was the largest detractor from relative performance. However, overweighted exposure to some other European currencies contributed to relative performance. The Polish zloty gained 7.19% and the Swedish krona rose 3.63% against the U.S. dollar during the period.4

Exposure to Latin American currencies was largely neutral for Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. Central banks in Mexico and Chile cut policy rates, while rates were hiked in Brazil. The Brazilian real appreciated 1.76% and the Mexican peso rose 0.81% against the U.S. dollar during the period.4 The Chilean peso fell 8.62% against the U.S. dollar during the period.4

Semiannual Report | 5

Currency Breakdown
2/28/14
% of Total
Net Assets
Americas	64.3%
U.S. Dollar	40.3%
Mexican Peso	13.3%
Brazilian Real	4.9%
Canadian Dollar	3.2%
Chilean Peso	2.6%
Asia Pacific	40.3%
South Korean Won	15.8%
Malaysian Ringgit	13.7%
Singapore Dollar	9.5%
Indian Rupee	2.1%
Philippine Peso	1.7%
Indonesian Rupiah	1.0%
Sri Lankan Rupee	0.2%
Japanese Yen*	-3.7%
Europe*	-4.6%
Polish Zloty	11.0%
Swedish Krona	8.5%
Hungarian Forint	5.0%
Euro*	-29.1%

*A negative figure reflects net “short” exposure,
designed to benefit if the value of the associated
currency decreases. Conversely, the Fund’s value would
potentially decline if the value of the associated
currency increases.

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the benchmark, the Fund’s sovereign credit positioning contributed to performance as spreads narrowed slightly between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries.

Thank you for your continued participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

Portfolio Management Team

Templeton International Bond Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. © Citigroup Index LLC 2014. All rights reserved.
3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed;
and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TBOAX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.26	$11.56	$11.30
Distributions (9/1/13–2/28/14)
Dividend Income	$0.1651
Class C (Symbol: FCNBX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.26	$11.57	$11.31
Distributions (9/1/13–2/28/14)
Dividend Income	$0.1449
Class R (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.25	$11.56	$11.31
Distributions (9/1/13–2/28/14)
Dividend Income	$0.1536
Advisor Class (Symbol: FIBZX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.26	$11.57	$11.31
Distributions (9/1/13–2/28/14)
Dividend Income	$0.1824

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		Inception (12/3/07)
Cumulative Total Return[2]	+	3.76%		-1.09%	+	61.23%	+	53.88%
Average Annual Total Return[3]		-0.63%		-5.29%	+	9.08%	+	6.42%
Value of $10,000 Investment[4]		$9,937		$9,471		$15,442		$14,740
Avg. Ann. Total Return (3/31/14)[5]				-4.27%	+	7.84%	+	6.52%
Total Annual Operating Expenses[6]		1.06% (with waiver)						1.17% (without waiver)
Class C		6-Month		1-Year		5-Year		Inception (12/3/07)
Cumulative Total Return[2]	+	3.58%		-1.41%	+	58.33%	+	50.73%
Average Annual Total Return[3]	+	2.58%		-2.37%	+	9.63%	+	6.80%
Value of $10,000 Investment[4]		$10,258		$9,763		$15,833		$15,073
Avg. Ann. Total Return (3/31/14)[5]				-1.24%	+	8.43%	+	6.91%
Total Annual Operating Expenses[6]		1.41% (with waiver)						1.52% (without waiver)
Class R		6-Month		1-Year		5-Year		Inception (12/3/07)
Cumulative Total Return[2]	+	3.57%		-1.28%	+	59.57%	+	51.96%
Average Annual Total Return[3]	+	3.57%		-1.28%	+	9.80%	+	6.94%
Value of $10,000 Investment[4]		$10,357		$9,872		$15,957		$15,196
Avg. Ann. Total Return (3/31/14)[5]				-0.13%	+	8.58%	+	7.05%
Total Annual Operating Expenses[6]		1.26% (with waiver)						1.37% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		Inception (12/3/07)
Cumulative Total Return[2]	+	3.92%		-0.82%	+	63.52%	+	56.70%
Average Annual Total Return[3]	+	3.92%		-0.82%	+	10.34%	+	7.47%
Value of $10,000 Investment[4]		$10,392		$9,918		$16,352		$15,670
Avg. Ann. Total Return (3/31/14)			+	0.42%	+	9.11%	+	7.58%
Total Annual Operating Expenses[6]		0.76% (with waiver)						0.87% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,037.60	$5.25
Hypothetical (5% return before expenses)	$1,000	$1,019.64	$5.21
Class C
Actual	$1,000	$1,035.80	$7.02
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$6.95
Class R
Actual	$1,000	$1,035.70	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21
Advisor Class
Actual	$1,000	$1,039.20	$3.74
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.04%; C: 1.39%;
R: 1.24%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton International Bond Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.30	$11.70	$12.06	$11.35	$10.52	$9.93
Income from investment operations[a]:
Net investment income[b]	0.13	0.26	0.27	0.37	0.40	0.45
Net realized and unrealized gains (losses)	0.30	(0.14)	(0.12)	0.80	0.92	0.82
Total from investment operations	0.43	0.12	0.15	1.17	1.32	1.27
Less distributions from:
Net investment income and net foreign
currency gains	(0.17)	(0.46)	(0.45)	(0.43)	(0.45)	(0.68)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)	—[c]
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.17)	(0.52)	(0.51)	(0.46)	(0.49)	(0.68)
Net asset value, end of period	$11.56	$11.30	$11.70	$12.06	$11.35	$10.52

Total return[d]	3.76%	0.89%	1.45%	10.48%	12.62%	13.63%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.11%[f]	1.13%	1.23%	1.26%	1.42%[f]	2.01%[f]
Expenses net of waiver and payments by
affiliates	1.04%	1.04%	1.04%	1.04%	1.04%	1.02%
Net investment income	2.23%	2.14%	2.39%	3.04%	3.53%	4.61%

Supplemental data
Net assets, end of period (000’s)	$140,209	$127,365	$145,916	$112,336	$61,688	$20,379
Portfolio turnover rate	18.20%	43.53%	33.95%	16.91%	8.86%	74.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Income Trust

Financial Highlights (continued)

Templeton International Bond Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31	$11.71	$12.08	$11.36	$10.53	$9.94
Income from investment operations[a]:
Net investment income[b]	0.11	0.21	0.23	0.33	0.36	0.42
Net realized and unrealized gains (losses)	0.29	(0.13)	(0.13)	0.81	0.92	0.81
Total from investment operations	0.40	0.08	0.10	1.14	1.28	1.23
Less distributions from:
Net investment income and net foreign
currency gains	(0.14)	(0.42)	(0.41)	(0.39)	(0.41)	(0.64)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)	—[c]
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.14)	(0.48)	(0.47)	(0.42)	(0.45)	(0.64)
Net asset value, end of period	$11.57	$11.31	$11.71	$12.08	$11.36	$10.53

Total return[d]	3.58%	0.58%	1.01%	10.17%	12.21%	13.15%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.46%[f]	1.48%	1.58%	1.61%	1.77%[f]	2.38%[f]
Expenses net of waiver and payments by
affiliates	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Net investment income	1.88%	1.79%	2.04%	2.69%	3.18%	4.24%

Supplemental data
Net assets, end of period (000’s)	$25,348	$27,270	$24,817	$23,383	$13,003	$6,433
Portfolio turnover rate	18.20%	43.53%	33.95%	16.91%	8.86%	74.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton International Bond Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class R	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31	$11.71	$12.08	$11.35	$10.52	$9.93
Income from investment operations[a]:
Net investment income[b]	0.12	0.23	0.25	0.34	0.37	0.44
Net realized and unrealized gains (losses)	0.28	(0.13)	(0.13)	0.82	0.93	0.80
Total from investment operations	0.40	0.10	0.12	1.16	1.30	1.24
Less distributions from:
Net investment income and net foreign
currency gains	(0.15)	(0.44)	(0.43)	(0.40)	(0.43)	(0.65)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)	—[c]
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.15)	(0.50)	(0.49)	(0.43)	(0.47)	(0.65)
Net asset value, end of period	$11.56	$11.31	$11.71	$12.08	$11.35	$10.52

Total return[d]	3.57%	0.71%	1.17%	10.34%	12.49%	13.34%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.31%[f]	1.33%	1.43%	1.46%	1.62%[f]	2.23%[f]
Expenses net of waiver and payments by
affiliates	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Net investment income	2.03%	1.94%	2.19%	2.84%	3.33%	4.39%

Supplemental data
Net assets, end of period (000’s)	$1,545	$1,452	$825	$793	$413	$284
Portfolio turnover rate	18.20%	43.53%	33.95%	16.91%	8.86%	74.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

 cAmount rounds to less than $0.01 per share.

 dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights (continued)

Templeton International Bond Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.31	$11.71	$12.07	$11.36	$10.53	$9.95
Income from investment operations[a]:
Net investment income[b]	0.15	0.29	0.31	0.39	0.43	0.50
Net realized and unrealized gains (losses)	0.29	(0.14)	(0.13)	0.81	0.92	0.79
Total from investment operations	0.44	0.15	0.18	1.20	1.35	1.29
Less distributions from:
Net investment income and net foreign
currency gains	(0.18)	(0.49)	(0.48)	(0.46)	(0.48)	(0.71)
Net realized gains	—	—[c]	(0.06)	(0.03)	(0.04)	—[c]
Tax return of capital	—	(0.06)	—	—	—	—
Total distributions	(0.18)	(0.55)	(0.54)	(0.49)	(0.52)	(0.71)
Net asset value, end of period	$11.57	$11.31	$11.71	$12.07	$11.36	$10.53

Total return[d]	3.92%	1.17%	1.76%	10.80%	12.94%	13.82%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	0.81%[f]	0.83%	0.93%	0.96%	1.12%[f]	1.73%[f]
Expenses net of waiver and payments by
affiliates	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.53%	2.44%	2.69%	3.34%	3.83%	4.89%

Supplemental data
Net assets, end of period (000’s)	$314,959	$251,785	$149,399	$109,055	$17,404	$4,159
Portfolio turnover rate	18.20%	43.53%	33.95%	16.91%	8.86%	74.81%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited)

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 68.3%
Brazil 4.5%
Letra Tesouro Nacional, Strip,
1/01/16	5,760 [a] BRL		$2,002,299
1/01/17	9,060 [a] BRL		2,787,921
Nota Do Tesouro Nacional,
9.762%, 1/01/17	13,550 [a] BRL		5,504,756
10.00%, 1/01/21	1,790 [a] BRL		680,791
10.00%, 1/01/23	5,700 [a] BRL		2,114,946
[b] Index Linked, 6.00%, 5/15/15	1,634 [a] BRL		1,694,102
[b] Index Linked, 6.00%, 8/15/16	708 [a] BRL		730,469
[b] Index Linked, 6.00%, 5/15/17	9 [a] BRL		9,259
[b] Index Linked, 6.00%, 8/15/18	1,155 [a] BRL		1,180,601
[b] Index Linked, 6.00%, 8/15/22	3,170 [a] BRL		3,180,350
senior note, 10.00%, 1/01/19	4,660 [a] BRL		1,828,253
			21,713,747

Canada 2.6%
Government of Canada,
2.25%, 8/01/14	3,333,000	CAD	3,028,371
1.00%, 11/01/14	2,605,000	CAD	2,354,833
2.00%, 12/01/14	2,060,000	CAD	1,876,002
1.00%, 2/01/15	5,622,000	CAD	5,082,050
			12,341,256

Hungary 4.7%
Government of Hungary,
7.75%, 8/24/15	49,340,000	HUF	232,910
5.50%, 2/12/16	38,700,000	HUF	178,235
5.50%, 12/22/16	63,700,000	HUF	292,712
4.125%, 2/19/18	260,000		265,363
4.00%, 4/25/18	108,150,000	HUF	465,309
6.00%, 1/11/19	400,000	EUR	609,270
6.50%, 6/24/19	260,740,000	HUF	1,236,167
7.50%, 11/12/20	131,850,000	HUF	653,487
5.375%, 2/21/23	480,000		488,688
A, 8.00%, 2/12/15	25,800,000	HUF	119,883
A, 6.75%, 11/24/17	992,350,000	HUF	4,721,851
A, 5.50%, 12/20/18	133,720,000	HUF	607,875
A, 7.00%, 6/24/22	103,260,000	HUF	492,657
A, 6.00%, 11/24/23	91,320,000	HUF	408,204
B, 6.75%, 2/24/17	330,100,000	HUF	1,565,641
B, 5.50%, 6/24/25	223,800,000	HUF	958,221
D, 6.75%, 8/22/14	165,100,000	HUF	747,800
senior note, 6.25%, 1/29/20	2,904,000		3,181,695
senior note, 6.375%, 3/29/21	3,392,000		3,722,720
[c] senior note, Reg S, 3.50%, 7/18/16	25,000	EUR	35,664
[c] senior note, Reg S, 4.375%, 7/04/17	630,000	EUR	911,175
[c] senior note, Reg S, 5.75%, 6/11/18	555,000	EUR	834,831
[c] senior note, Reg S, 3.875%, 2/24/20	55,000	EUR	76,594
			22,806,952

		Semiannual Report | 17

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Iceland 0.2%
[d] Government of Iceland, 144A, 5.875%, 5/11/22	900,000		$968,067

Indonesia 1.0%
Government of Indonesia,
FR31, 11.00%, 11/15/20	15,557,000,000	IDR	1,527,753
FR34, 12.80%, 6/15/21	8,451,000,000	IDR	904,131
FR35, 12.90%, 6/15/22	1,670,000,000	IDR	180,711
FR40, 11.00%, 9/15/25	1,060,000,000	IDR	106,026
FR42, 10.25%, 7/15/27	5,447,000,000	IDR	515,519
FR43, 10.25%, 7/15/22	95,000,000	IDR	9,004
FR44, 10.00%, 9/15/24	63,000,000	IDR	5,926
FR46, 9.50%, 7/15/23	2,590,000,000	IDR	236,267
FR47, 10.00%, 2/15/28	4,502,000,000	IDR	418,998
FR52, 10.50%, 8/15/30	7,100,000,000	IDR	685,724
senior bond, FR53, 8.25%, 7/15/21	351,000,000	IDR	30,102
			4,620,161

Ireland 6.8%
Government of Ireland,
5.50%, 10/18/17	3,022,100	EUR	4,809,856
5.90%, 10/18/19	2,010,000	EUR	3,358,031
4.50%, 4/18/20	1,947,000	EUR	3,045,556
5.00%, 10/18/20	6,522,000	EUR	10,500,045
senior bond, 4.50%, 10/18/18	929,000	EUR	1,452,945
senior bond, 4.40%, 6/18/19	1,497,000	EUR	2,336,839
senior bond, 5.40%, 3/13/25	4,445,580	EUR	7,305,562
			32,808,834

Lithuania 1.3%
Government of Lithuania,
[d] 144A, 6.75%, 1/15/15	870,000		913,278
[d] 144A, 7.375%, 2/11/20	640,000		779,680
[d] 144A, 6.125%, 3/09/21	3,620,000		4,189,281
[c] Reg S, 7.375%, 2/11/20	190,000		231,468
			6,113,707

Malaysia 5.1%
Government of Malaysia,
3.434%, 8/15/14	3,855,000	MYR	1,179,329
3.741%, 2/27/15	25,185,000	MYR	7,740,774
3.835%, 8/12/15	8,345,000	MYR	2,573,042
4.72%, 9/30/15	100,000	MYR	31,267
3.197%, 10/15/15	21,725,000	MYR	6,637,531
senior bond, 5.094%, 4/30/14	20,615,000	MYR	6,314,759
senior bond, 3.814%, 2/15/17	55,000	MYR	17,004
			24,493,706

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Mexico 7.1%
Government of Mexico,
7.00%, 6/19/14	37,700 [e] MXN		$287,317
9.50%, 12/18/14	835,000 [e] MXN		6,585,241
6.00%, 6/18/15	666,050 [e] MXN		5,161,188
8.00%, 12/17/15	816,680 [e] MXN		6,589,346
6.25%, 6/16/16	64,330 [e] MXN		508,154
7.25%, 12/15/16	1,650,000 [e] MXN		13,405,200
[f] Mexican Udibonos, Index Linked,
4.50%, 12/18/14	26,816 [g] MXN		208,361
5.00%, 6/16/16	68,527 [g] MXN		562,908
3.50%, 12/14/17	52,267 [g] MXN		423,574
4.00%, 6/13/19	36,367 [g] MXN		303,706
			34,034,995

Philippines 0.1%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000	PHP	346,671
senior bond, 9.125%, 9/04/16	9,010,000	PHP	228,236
senior note, 1.625%, 4/25/16	1,100,000	PHP	24,375
			599,282

Poland 9.1%
Government of Poland,
5.75%, 4/25/14	15,115,000	PLN	5,039,337
5.50%, 4/25/15	6,134,000	PLN	2,097,183
6.25%, 10/24/15	3,200,000	PLN	1,117,584
5.00%, 4/25/16	14,920,000	PLN	5,142,981
4.75%, 10/25/16	7,850,000	PLN	2,706,055
5.75%, 9/23/22	1,500,000	PLN	547,897
[h] FRN, 2.72%, 1/25/17	12,579,000	PLN	4,168,268
[h] FRN, 2.72%, 1/25/21	12,760,000	PLN	4,147,159
senior note, 6.375%, 7/15/19	440,000		525,109
Strip, 7/25/14	5,970,000	PLN	1,962,938
Strip, 7/25/15	32,596,000	PLN	10,402,056
Strip, 1/25/16	18,578,000	PLN	5,827,518
			43,684,085

Russia 0.4%
Russia Foreign Bond, senior bond,
[d] 144A, 7.50%, 3/31/30	454,740		528,033
[c] Reg S, 7.50%, 3/31/30	1,401,400		1,627,270
			2,155,303

Serbia 0.6%
[d] Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		543,400
4.875%, 2/25/20	1,010,000		1,011,262
7.25%, 9/28/21	1,110,000		1,242,945
			2,797,607

		Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Slovenia 2.0%
[d] Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		$2,002,135
5.85%, 5/10/23	7,160,000		7,719,518
			9,721,653

South Korea 13.4%
Korea Monetary Stabilization Bond,
senior bond, 3.59%, 4/02/14	1,398,170,000	KRW	1,312,635
senior bond, 2.47%, 4/02/15	11,842,400,000	KRW	11,087,437
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,506,457
senior bond, 2.81%, 10/02/15	330,000,000	KRW	309,961
senior note, 3.28%, 6/02/14	1,657,610,000	KRW	1,557,618
senior note, 2.57%, 6/09/14	1,881,000,000	KRW	1,764,476
senior note, 2.82%, 8/02/14	563,400,000	KRW	529,029
senior note, 2.78%, 10/02/14	7,646,300,000	KRW	7,180,203
senior note, 2.84%, 12/02/14	4,664,080,000	KRW	4,382,509
senior note, 2.74%, 2/02/15	5,392,070,000	KRW	5,063,192
senior note, 2.76%, 6/02/15	3,771,100,000	KRW	3,541,833
senior note, 2.90%, 12/02/15	9,814,900,000	KRW	9,234,537
senior note, 2.78%, 2/02/16	951,330,000	KRW	892,279
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	798,510,000	KRW	750,826
senior bond, 4.00%, 3/10/16	168,800,000	KRW	162,127
senior bond, 5.00%, 9/10/16	16,000,000	KRW	15,793
senior note, 3.25%, 12/10/14	544,110,000	KRW	512,796
senior note, 4.50%, 3/10/15	84,400,000	KRW	80,632
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,475,308
senior note, 4.00%, 9/10/15	438,800,000	KRW	419,449
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,374,668
senior note, 2.75%, 6/10/16	3,314,400,000	KRW	3,106,503
senior note, 3.00%, 12/10/16	3,665,200,000	KRW	3,453,769
			64,714,037

Sri Lanka 0.2%
Government of Sri Lanka,
A, 7.00%, 3/01/14	1,440,000	LKR	11,018
A, 11.25%, 7/15/14	34,600,000	LKR	268,777
A, 11.75%, 3/15/15	200,000	LKR	1,600
A, 6.50%, 7/15/15	4,850,000	LKR	36,752
A, 11.00%, 8/01/15	26,300,000	LKR	210,930
A, 6.40%, 8/01/16	3,800,000	LKR	28,295
A, 5.80%, 1/15/17	3,900,000	LKR	28,107
A, 8.00%, 11/15/18	13,760,000	LKR	101,630
A, 9.00%, 5/01/21	17,410,000	LKR	127,812
B, 11.75%, 4/01/14	1,420,000	LKR	10,905
B, 6.60%, 6/01/14	1,100,000	LKR	8,409
B, 6.40%, 10/01/16	2,200,000	LKR	16,215
B, 8.50%, 7/15/18	6,970,000	LKR	52,597

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
Sri Lanka (continued)
Government of Sri Lanka, (continued)
C, 8.50%, 4/01/18	5,330,000		LKR	$40,447
D, 8.50%, 6/01/18	6,960,000		LKR	52,691
				996,185

Sweden 4.5%
Government of Sweden,
6.75%, 5/05/14	71,860,000		SEK	11,321,923
4.50%, 8/12/15	57,870,000		SEK	9,517,221
Kommuninvest I Sverige AB, 2.25%, 5/05/14	6,260,000		SEK	978,807
				21,817,951

Ukraine 4.6%
[d] Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000			85,015
7.40%, 4/20/18	200,000			164,000
[d] Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000			3,452,318
144A, 7.75%, 9/23/20	7,439,000			6,620,040
senior bond, 144A, 6.58%, 11/21/16	1,455,000			1,305,935
senior bond, 144A, 7.80%, 11/28/22	4,430,000			3,942,700
senior note, 144A, 4.95%, 10/13/15	100,000		EUR	122,659
senior note, 144A, 6.25%, 6/17/16	1,100,000			991,375
senior note, 144A, 7.95%, 2/23/21	2,660,000			2,384,025
senior note, 144A, 7.50%, 4/17/23	3,800,000			3,382,000
				22,450,067

Vietnam 0.1%
[d] Government of Vietnam, 144A, 6.75%, 1/29/20	535,000			593,181

Total Foreign Government and Agency Securities (Cost $317,665,876)				329,430,776

Quasi-Sovereign and Corporate Bonds (Cost $195,999) 0.1%
South Korea 0.1%
[d] The Export-Import Bank of Korea, senior note, 144A, 1.45%, 5/19/14	1,290,000		SEK	201,434

Total Investments before Short Term Investments
(Cost $317,861,875)				329,632,210

Short Term Investments 30.6%
Foreign Government and Agency Securities 13.8%
Brazil 0.4%
Letra Tesouro Nacional, Strip, 4/01/14	4,060	[a]	BRL	1,723,218

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Canada 0.7%
Government of Canada,
2.00%, 3/01/14	848,000	CAD	$766,326
0.75%, 5/01/14	727,000	CAD	656,770
3.00%, 6/01/14	1,970,000	CAD	1,789,163
			3,212,259

Hungary 0.0%†
[i] Hungary Treasury Bill, 6/25/14	35,280,000	HUF	155,755
Malaysia 5.1%
[i] Bank of Negara Monetary Notes, 3/04/14 - 2/17/15	81,859,000	MYR	24,633,841
[i] Malaysia Treasury Bill, 5/30/14	110,000	MYR	33,336
			24,667,177

Mexico 1.7%
[i] Mexico Treasury Bills, 4/03/14 - 12/11/14	11,273,630 [j] MXN		8,302,210
Philippines 1.1%
[i] Philippine Treasury Bills, 3/05/14 - 11/05/14	238,175,000	PHP	5,320,772
Singapore 4.7%
[i] Monetary Authority of Singapore Treasury Bills,
5/02/14	15,555,000	SGD	12,266,472
5/09/14 - 8/19/14	10,015,000	SGD	7,895,485
[i] Singapore Treasury Bills, 5/02/14 - 5/30/14	3,023,000	SGD	2,383,803
			22,545,760

South Korea 0.1%
Korea Monetary Stabilization Bond, senior bond, 2.55%, 5/09/14	702,700,000	KRW	659,158

Total Foreign Government and Agency Securities (Cost $67,417,366)			66,586,309

Total Investments before Money Market Funds (Cost $385,279,241)			$396,218,519

	Shares
Money Market Funds (Cost $81,057,377) 16.8%
United States 16.8%
[k,l] Institutional Fiduciary Trust Money Market Portfolio	81,057,377		81,057,377
Total Investments (Cost $466,336,618) 99.0%			477,275,896
Other Assets, less Liabilities 1.0%			4,785,742
Net Assets 100.0%			$482,061,638

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation. See Note 1(e).
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2014, the aggregate value of these securities was $3,717,002, representing 0.77% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February
28, 2014, the aggregate value of these securities was $43,142,281, representing 8.95% of net assets.
ePrincipal amount is stated in 100 Mexican Peso Units.
fPrincipal amount of security is adjusted for inflation. See Note 1(e).
gPrincipal amount is stated in 100 Unidad de Inversion Units.
hThe coupon rate shown represents the rate at period end.
iThe security is traded on a discount basis with no stated coupon rate.
jPrincipal amount is stated in 10 Mexican Peso Units.
kNon-income producing.
lSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	2,750,000	5,556		3/03/14	$—	$(635)
Chilean Peso	DBAB	Sell	2,750,000	4,898		3/03/14	—	(23)
Euro	DBAB	Buy	194,873	266,996		3/03/14	1,929	—
Euro	DBAB	Sell	194,873	256,404		3/03/14	—	(12,520)
Indian Rupee	CITI	Buy	1,899,000	29,337		3/03/14	1,396	—
Indian Rupee	CITI	Sell	1,899,000	30,660		3/03/14	—	(74)
Indian Rupee	HSBK	Buy	28,986,500	447,530		3/03/14	21,591	—
Indian Rupee	HSBK	Sell	28,986,500	467,992		3/03/14	—	(1,129)
Japanese Yen	JPHQ	Buy	33,100,000	324,160		3/03/14	992	—
Japanese Yen	JPHQ	Sell	33,100,000	363,992		3/03/14	38,840	—
Polish Zloty	DBAB	Buy	2,370,000	546,889	EUR	3/03/14	31,603	—
Polish Zloty	DBAB	Sell	2,370,000	569,028	EUR	3/03/14	—	(1,052)
Japanese Yen	HSBK	Buy	33,100,000	323,473		3/04/14	1,682	—
Japanese Yen	HSBK	Sell	33,100,000	363,537		3/04/14	38,382	—
Japanese Yen	UBSW	Buy	36,900,000	361,463		3/04/14	1,020	—
Japanese Yen	UBSW	Sell	36,900,000	401,392		3/04/14	38,909	—
Malaysian Ringgit	JPHQ	Buy	770,000	230,449		3/04/14	4,536	—
Malaysian Ringgit	JPHQ	Sell	770,000	235,086		3/04/14	100	—
Chilean Peso	BZWS	Buy	53,000,000	107,017		3/05/14	—	(12,202)
Chilean Peso	BZWS	Sell	53,000,000	94,727		3/05/14	—	(88)
Chilean Peso	DBAB	Buy	2,750,000	5,541		3/05/14	—	(621)
Chilean Peso	DBAB	Sell	2,750,000	4,928		3/05/14	9	—
Euro	DBAB	Sell	62,000	80,755		3/05/14	—	(4,805)
Chilean Peso	DBAB	Buy	46,380,000	93,650		3/07/14	—	(10,697)
Euro	BZWS	Sell	414,214	541,974		3/07/14	—	(29,638)

Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	2,120,000	2,774,868		3/07/14	$—	$(150,717)
Chilean Peso	MSCO	Buy	8,800,000	17,778		3/10/14	—	(2,044)
Euro	BZWS	Sell	455,012	592,762		3/10/14	—	(35,150)
Euro	CITI	Sell	268,000	350,129		3/10/14	—	(19,709)
Euro	HSBK	Sell	71,000	92,655		3/10/14	—	(5,324)
Euro	MSCO	Sell	202,000	263,964		3/10/14	—	(14,794)
Mexican Peso	HSBK	Buy	25,865,900	1,968,935		3/10/14	—	(20,170)
Malaysian Ringgit	HSBK	Buy	3,220,478	1,016,308		3/11/14	—	(33,916)
Singapore Dollar	CITI	Buy	1,986,247	1,595,802		3/11/14	—	(28,860)
Chilean Peso	JPHQ	Buy	3,923,654,400	7,490,749		3/12/14	—	(477,335)
Malaysian Ringgit	JPHQ	Buy	827,010	261,142		3/12/14	—	(8,882)
Chilean Peso	DBAB	Buy	45,131,875	91,249		3/13/14	—	(10,587)
Euro	JPHQ	Sell	418,000	550,957		3/13/14	—	(25,877)
Indian Rupee	JPHQ	Buy	63,516,820	1,015,923		3/13/14	9,882	—
Japanese Yen	JPHQ	Sell	172,858,450	1,806,348		3/14/14	108,200	—
Mexican Peso	CITI	Buy	3,216,100	244,323		3/14/14	—	(2,094)
Singapore Dollar	HSBK	Buy	648,300	519,804		3/14/14	—	(8,362)
Euro	BZWS	Sell	132,892	172,928		3/17/14	—	(10,460)
Euro	DBAB	Sell	563,000	730,813		3/17/14	—	(46,117)
Japanese Yen	CITI	Sell	18,818,061	196,564		3/17/14	11,694	—
Chilean Peso	JPHQ	Buy	697,200,000	1,412,480		3/18/14	—	(167,146)
Euro	CITI	Sell	98,445	127,800		3/18/14	—	(8,052)
Indian Rupee	JPHQ	Buy	3,179,000	50,148		3/18/14	1,139	—
Malaysian Ringgit	DBAB	Buy	1,065,198	319,975		3/18/14	4,820	—
Hungarian Forint	DBAB	Buy	166,328,700	526,728	EUR	3/19/14	13,222	—
Hungarian Forint	JPHQ	Buy	49,849,400	158,018	EUR	3/19/14	3,748	—
Japanese Yen	CITI	Sell	16,634,000	174,224		3/19/14	10,808	—
Japanese Yen	MSCO	Sell	23,490,000	245,544		3/19/14	14,774	—
Singapore Dollar	CITI	Buy	12,226,774	9,800,000		3/19/14	—	(154,314)
Singapore Dollar	DBAB	Buy	568,400	445,650		3/19/14	2,760	—
Singapore Dollar	HSBK	Buy	650,000	521,021		3/19/14	—	(8,237)
Singapore Dollar	JPHQ	Buy	404,000	315,320		3/19/14	3,396	—
Hungarian Forint	JPHQ	Buy	83,399,000	263,362	EUR	3/20/14	7,635	—
Chilean Peso	JPHQ	Buy	19,100,000	38,625		3/21/14	—	(4,521)
Euro	BZWS	Sell	81,680	106,070		3/21/14	—	(6,647)
Euro	DBAB	Sell	236,000	306,210		3/21/14	—	(19,465)
Hungarian Forint	JPHQ	Buy	82,952,000	263,365	EUR	3/21/14	5,622	—
Mexican Peso	CITI	Buy	9,393,800	688,978		3/24/14	17,996	—
Japanese Yen	BZWS	Sell	13,651,450	143,927		3/25/14	9,808	—
Euro	CITI	Sell	179,804	233,871		3/26/14	—	(14,254)
Euro	DBAB	Sell	202,000	262,449		3/26/14	—	(16,306)
Indian Rupee	DBAB	Buy	20,664,000	324,855		3/26/14	7,963	—
Malaysian Ringgit	DBAB	Buy	151,000	47,577		3/26/14	—	(1,557)
Malaysian Ringgit	HSBK	Buy	144,000	45,349		3/26/14	—	(1,462)
Euro	BZWS	Sell	905,000	1,222,067		3/27/14	—	(26,808)
Indian Rupee	DBAB	Buy	52,181,233	828,845		3/28/14	11,243	—
Indian Rupee	JPHQ	Buy	1,388,000	21,848		3/28/14	498	—
24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Sell	41,097	52,991	3/31/14	$—	$(3,721)
Euro	DBAB	Sell	135,917	174,674	4/03/14	—	(12,888)
Hungarian Forint	DBAB	Buy	154,700,000	632,901	4/03/14	54,843	—
Euro	DBAB	Sell	480,000	617,832	4/04/14	—	(44,553)
Euro	BZWS	Sell	212,293	273,232	4/07/14	—	(19,726)
Indian Rupee	CITI	Buy	1,881,000	29,734	4/07/14	489	—
Indian Rupee	DBAB	Buy	3,003,000	47,411	4/07/14	841	—
Indian Rupee	HSBK	Buy	55,671,000	878,923	4/07/14	15,587	—
Indian Rupee	DBAB	Buy	559,000	8,784	4/09/14	194	—
Euro	HSBK	Sell	396,000	517,521	4/10/14	—	(28,947)
Euro	DBAB	Sell	541,689	708,935	4/11/14	—	(38,579)
Euro	UBSW	Sell	198,000	259,232	4/11/14	—	(14,002)
Chilean Peso	MSCO	Buy	183,130,000	374,384	4/14/14	—	(48,182)
Euro	JPHQ	Sell	450,000	589,812	4/14/14	—	(31,174)
Euro	DBAB	Sell	170,000	223,618	4/15/14	—	(10,977)
Indian Rupee	DBAB	Buy	3,601,000	57,099	4/15/14	672	—
Euro	HSBK	Sell	507,192	663,879	4/16/14	—	(36,031)
Indian Rupee	DBAB	Buy	5,436,000	86,680	4/17/14	496	—
Chilean Peso	MSCO	Buy	164,090,000	333,144	4/21/14	—	(41,039)
Indian Rupee	JPHQ	Buy	3,120,000	49,987	4/21/14	10	—
Euro	BZWS	Sell	208,570	274,683	4/22/14	—	(13,138)
Euro	DBAB	Sell	4,203,000	5,504,249	4/22/14	—	(295,764)
Euro	JPHQ	Sell	4,457,929	5,842,625	4/22/14	—	(309,182)
Indian Rupee	DBAB	Buy	1,094,000	17,433	4/22/14	94	—
Indian Rupee	JPHQ	Buy	1,559,000	24,857	4/22/14	121	—
Japanese Yen	CITI	Sell	20,800,000	212,559	4/22/14	8,177	—
Euro	DBAB	Sell	623,000	816,566	4/23/14	—	(43,155)
Euro	BZWS	Sell	796,633	1,040,562	4/25/14	—	(58,767)
Chilean Peso	JPHQ	Buy	103,971,000	209,302	4/28/14	—	(24,334)
Indian Rupee	HSBK	Buy	14,276,000	223,117	4/29/14	5,296	—
Euro	BZWS	Sell	201,960	263,397	4/30/14	—	(15,302)
Euro	DBAB	Sell	1,228,000	1,630,317	4/30/14	—	(64,286)
Indian Rupee	DBAB	Buy	17,949,933	286,550	4/30/14	587	—
Euro	BZWS	Sell	737,531	977,553	5/05/14	—	(40,220)
Euro	BZWS	Sell	379,000	497,381	5/07/14	—	(25,630)
Euro	GSCO	Sell	1,104,872	1,453,570	5/07/14	—	(71,125)
Euro	GSCO	Sell	616,000	806,720	5/08/14	—	(43,345)
Chilean Peso	MSCO	Buy	18,800,000	38,134	5/12/14	—	(4,738)
Euro	GSCO	Sell	379,000	500,716	5/12/14	—	(22,295)
Euro	UBSW	Sell	190,000	250,871	5/12/14	—	(11,324)
Indian Rupee	DBAB	Buy	21,608,400	341,195	5/12/14	3,642	—
Indian Rupee	HSBK	Buy	590,000	9,311	5/12/14	104	—
Japanese Yen	CITI	Sell	42,707,000	432,884	5/12/14	13,198	—
Euro	CITI	Sell	504,830	666,300	5/13/14	—	(30,354)
Euro	GSCO	Sell	364,000	486,777	5/13/14	—	(15,535)
Indian Rupee	HSBK	Buy	60,215,065	946,644	5/13/14	14,106	—
Indian Rupee	JPHQ	Buy	63,516,820	998,865	5/13/14	14,566	—
						Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Japanese Yen	GSCO	Sell	57,105,000	576,719		5/13/14	$15,540	$—
Japanese Yen	UBSW	Sell	42,686,000	431,019		5/13/14	11,538	—
Japanese Yen	CITI	Sell	42,685,000	424,279		5/14/14	4,805	—
Euro	BZWS	Sell	896,946	1,185,154		5/16/14	—	(52,613)
Indian Rupee	DBAB	Buy	57,061,432	899,810		5/19/14	9,541	—
Indian Rupee	HSBK	Buy	59,357,090	935,833		5/19/14	10,102	—
Indian Rupee	JPHQ	Buy	2,242,000	35,359		5/19/14	370	—
Singapore Dollar	DBAB	Buy	227,500	179,402		5/19/14	78	—
Euro	GSCO	Sell	2,787,000	3,611,255		5/20/14	—	(234,752)
Euro	BZWS	Sell	405,000	521,336		5/21/14	—	(37,556)
Indian Rupee	DBAB	Buy	1,365,000	21,575		5/21/14	169	—
Mexican Peso	DBAB	Buy	14,550,000	1,146,166		5/21/14	—	(55,919)
Malaysian Ringgit	HSBK	Buy	17,700	5,749		5/22/14	—	(371)
Euro	JPHQ	Sell	543,898	703,211		5/23/14	—	(47,359)
Mexican Peso	HSBK	Buy	8,043,980	633,359		5/23/14	—	(30,701)
Indian Rupee	DBAB	Buy	20,664,000	326,815		5/27/14	1,973	—
Malaysian Ringgit	HSBK	Buy	72,700	23,507		5/28/14	—	(1,422)
Mexican Peso	HSBK	Buy	7,191,663	526,360		5/29/14	12,212	—
Euro	GSCO	Sell	5,328,000	6,869,657		5/30/14	—	(482,912)
Indian Rupee	DBAB	Buy	17,949,933	284,768		5/30/14	660	—
Indian Rupee	HSBK	Buy	20,370,000	323,300		5/30/14	610	—
Indian Rupee	JPHQ	Buy	12,633,000	200,599		5/30/14	283	—
Malaysian Ringgit	JPHQ	Buy	1,085,000	334,433		5/30/14	—	(4,865)
Singapore Dollar	BZWS	Buy	2,020,036	1,597,119		5/30/14	—	(3,455)
Singapore Dollar	DBAB	Buy	375,000	296,513		5/30/14	—	(665)
Indian Rupee	CITI	Buy	1,899,000	30,047		6/03/14	123	—
Indian Rupee	DBAB	Buy	1,705,000	27,073		6/03/14	15	—
Indian Rupee	HSBK	Buy	28,986,500	458,343		6/03/14	2,176	—
Swedish Krona	BZWS	Buy	446,080	51,531	EUR	6/03/14	—	(1,642)
Chilean Peso	BZWS	Buy	53,000,000	93,922		6/05/14	—	(5)
Euro	BZWS	Sell	102,650	134,107		6/05/14	—	(7,549)
Euro	MSCO	Sell	2,850,000	3,715,579		6/05/14	—	(217,397)
Euro	DBAB	Sell	340,000	448,453		6/06/14	—	(20,744)
Euro	GSCO	Sell	265,800	348,777		6/09/14	—	(18,025)
Mexican Peso	CITI	Buy	9,726,730	734,914		6/09/14	—	(7,107)
Mexican Peso	CITI	Buy	9,716,000	732,973		6/10/14	—	(6,025)
Swedish Krona	DBAB	Buy	4,700,000	539,114	EUR	6/10/14	—	(12,099)
Euro	GSCO	Sell	399,000	528,635		6/11/14	—	(21,984)
Swedish Krona	MSCO	Buy	1,496,000	170,416	EUR	6/11/14	—	(2,223)
Mexican Peso	CITI	Buy	19,757,860	1,492,793		6/12/14	—	(14,742)
Swedish Krona	MSCO	Buy	4,843,300	550,770	EUR	6/12/14	—	(5,892)
Euro	DBAB	Sell	386,000	512,512		6/13/14	—	(20,168)
Mexican Peso	CITI	Buy	12,302,700	918,640		6/13/14	1,633	—
Swedish Krona	BZWS	Buy	2,847,000	321,942	EUR	6/13/14	—	(969)
Swedish Krona	MSCO	Buy	3,347,200	372,134	EUR	6/13/14	8,128	(474)
Japanese Yen	CITI	Sell	9,278,000	97,663		6/16/14	6,469	—
Swedish Krona	MSCO	Buy	2,491,900	284,003	EUR	6/16/14	—	(3,924)
26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	276,100,000	537,160		6/19/14	$—	$(48,503)
Mexican Peso	CITI	Buy	7,642,000	574,120		6/20/14	—	(2,785)
Singapore Dollar	HSBK	Buy	489,000	388,403		6/20/14	—	(2,600)
Singapore Dollar	HSBK	Sell	489,000	386,131		6/20/14	327	—
Singapore Dollar	DBAB	Buy	612,000	487,688		6/23/14	—	(4,839)
South Korean Won	DBAB	Buy	1,307,000,000	1,118,720		6/27/14	99,783	—
Swedish Krona	CITI	Buy	4,902,115	552,024	EUR	6/27/14	1,358	—
Japanese Yen	BZWS	Sell	63,037,000	647,862		6/30/14	28,210	—
Swedish Krona	DBAB	Buy	929,000	106,628	EUR	6/30/14	—	(2,529)
Swedish Krona	UBSW	Buy	1,661,000	187,487	EUR	6/30/14	—	(162)
Chilean Peso	DBAB	Buy	226,696,000	431,966		7/01/14	—	(31,165)
Malaysian Ringgit	HSBK	Buy	2,920,700	901,840		7/07/14	—	(16,610)
Chilean Peso	DBAB	Buy	46,917,000	86,563		7/09/14	—	(3,670)
Swedish Krona	DBAB	Buy	15,800,000	1,778,478	EUR	7/09/14	4,956	—
Mexican Peso	CITI	Buy	13,138,239	989,869		7/10/14	—	(9,121)
Euro	BZWS	Sell	212,000	277,169		7/16/14	—	(15,397)
Euro	MSCO	Sell	356,000	464,441		7/16/14	—	(26,848)
Euro	UBSW	Sell	660,000	861,904		7/16/14	—	(48,913)
Polish Zloty	DBAB	Buy	16,623,100	3,761,138	EUR	7/16/14	278,404	—
Malaysian Ringgit	DBAB	Buy	18,003,280	5,554,682		7/17/14	—	(101,218)
Mexican Peso	DBAB	Buy	32,003,472	2,432,910		7/17/14	—	(45,177)
Singapore Dollar	DBAB	Buy	3,915,648	3,099,049		7/17/14	—	(9,565)
Swedish Krona	DBAB	Buy	22,101,574	2,508,208	EUR	7/17/14	—	(21,663)
Euro	BZWS	Sell	332,000	436,663		7/18/14	—	(21,506)
Philippine Peso	DBAB	Buy	90,804,000	2,096,461		7/18/14	—	(81,162)
South Korean Won	DBAB	Buy	9,043,327,000	7,963,830		7/18/14	459,110	—
Euro	DBAB	Sell	1,480,000	1,952,076		7/21/14	—	(90,368)
Euro	DBAB	Sell	183,000	240,063		7/22/14	—	(12,482)
Euro	MSCO	Sell	388,000	508,257		7/22/14	—	(27,195)
Euro	DBAB	Sell	344,770	453,034		7/23/14	—	(22,759)
Singapore Dollar	JPHQ	Buy	410,000	320,929		7/24/14	2,570	—
Euro	DBAB	Sell	69,825	92,455		7/25/14	—	(3,906)
Euro	BZWS	Sell	152,000	201,309		7/28/14	—	(8,457)
Euro	CITI	Sell	311,346	412,323		7/28/14	—	(17,345)
Chilean Peso	MSCO	Buy	22,871,000	43,222		7/29/14	—	(2,884)
Euro	BZWS	Sell	119,968	159,035		7/29/14	—	(6,526)
Euro	DBAB	Sell	29,935	39,674		7/29/14	—	(1,637)
Japanese Yen	BZWS	Sell	37,960,000	382,438		7/29/14	9,221	—
Chilean Peso	DBAB	Buy	24,250,000	43,173		7/30/14	—	(406)
Chilean Peso	JPHQ	Buy	81,300,000	145,647		7/30/14	—	(2,268)
Swedish Krona	BZWS	Buy	4,650,000	527,528	EUR	7/30/14	—	(4,455)
Chilean Peso	JPHQ	Buy	117,000,000	210,375		7/31/14	—	(4,054)
Chilean Peso	MSCO	Buy	35,230,000	66,216		7/31/14	—	(4,090)
Euro	JPHQ	Sell	1,228,000	1,632,522		7/31/14	—	(62,165)
Malaysian Ringgit	JPHQ	Buy	314,000	93,021		7/31/14	2,019	—
Chilean Peso	DBAB	Buy	48,500,000	86,936		8/01/14	—	(1,417)
Euro	UBSW	Sell	1,229,000	1,635,676		8/01/14	—	(60,391)
							Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	BZWS	Sell	97,592	129,588		8/04/14	$—	$(5,093)
Euro	HSBK	Sell	1,228,000	1,627,628		8/04/14	—	(67,062)
Euro	BZWS	Sell	736,000	976,113		8/05/14	—	(39,598)
Chilean Peso	DBAB	Buy	33,200,000	58,054		8/06/14	461	—
Euro	JPHQ	Sell	743,700	983,694		8/06/14	—	(42,644)
Japanese Yen	MSCO	Sell	16,900,000	170,780		8/06/14	4,613	—
Malaysian Ringgit	HSBK	Buy	5,606,000	1,671,975		8/06/14	24,226	—
Malaysian Ringgit	HSBK	Buy	3,370,000	1,004,920		8/07/14	14,678	—
Singapore Dollar	DBAB	Buy	372,000	293,278		8/07/14	247	—
Singapore Dollar	HSBK	Buy	372,000	293,375		8/07/14	149	—
Euro	CITI	Sell	107,290	142,835		8/08/14	—	(5,230)
Chilean Peso	BZWS	Buy	48,400,000	89,954		8/11/14	—	(4,686)
Chilean Peso	JPHQ	Buy	31,400,000	58,906		8/11/14	—	(3,587)
Euro	CITI	Sell	30,529	40,679		8/11/14	—	(1,452)
Euro	DBAB	Sell	513,000	684,009		8/11/14	—	(23,955)
Euro	JPHQ	Sell	680,100	905,635		8/11/14	—	(32,935)
Malaysian Ringgit	HSBK	Buy	390,000	116,519		8/11/14	1,449	—
Chilean Peso	DBAB	Buy	18,700,000	33,130		8/12/14	—	(188)
Euro	GSCO	Sell	191,000	255,718		8/12/14	—	(7,871)
Singapore Dollar	BZWS	Buy	105,482	83,044		8/12/14	187	—
Singapore Dollar	DBAB	Buy	741,000	585,493		8/12/14	—	(804)
South Korean Won	HSBK	Buy	440,000,000	37,409,876	JPY	8/12/14	41,507	—
Euro	MSCO	Sell	217,000	287,957		8/15/14	—	(11,514)
Chilean Peso	DBAB	Buy	18,500,000	32,854		8/18/14	—	(281)
Singapore Dollar	BZWS	Buy	303,000	238,583		8/18/14	504	—
Euro	BZWS	Sell	781,000	1,034,942		8/19/14	—	(42,880)
Japanese Yen	DBAB	Sell	16,770,000	170,849		8/19/14	5,946	—
Singapore Dollar	DBAB	Buy	227,500	179,445		8/19/14	68	—
Singapore Dollar	HSBK	Buy	227,500	179,473		8/19/14	39	—
Singapore Dollar	HSBK	Sell	227,500	179,659		8/19/14	147	—
Chilean Peso	JPHQ	Buy	18,900,000	33,892		8/20/14	—	(621)
Chilean Peso	MSCO	Buy	17,610,000	33,091		8/20/14	—	(2,091)
Euro	DBAB	Sell	438,000	584,967		8/20/14	—	(19,497)
Euro	JPHQ	Sell	868,000	1,159,683		8/20/14	—	(38,204)
Japanese Yen	HSBK	Sell	34,880,000	359,588		8/20/14	16,603	—
Japanese Yen	JPHQ	Sell	22,704,000	233,550		8/20/14	10,296	—
Euro	JPHQ	Sell	340,000	454,510		8/21/14	—	(14,708)
Japanese Yen	BZWS	Sell	7,521,000	77,568		8/22/14	3,611	—
Mexican Peso	HSBK	Buy	8,229,279	613,196		8/22/14	—	(903)
Polish Zloty	DBAB	Buy	2,650,043	612,415	EUR	8/22/14	24,731	—
Euro	BZWS	Sell	237,520	318,417		8/25/14	—	(9,375)
Japanese Yen	CITI	Sell	15,026,000	154,682		8/25/14	6,922	—
Japanese Yen	DBAB	Sell	7,432,000	76,472		8/25/14	3,389	—
Japanese Yen	HSBK	Sell	14,916,000	153,156		8/25/14	6,478	—
Japanese Yen	BZWS	Sell	23,333,000	237,365		8/26/14	7,917	—
Japanese Yen	JPHQ	Sell	14,994,000	152,531		8/26/14	5,085	—
Malaysian Ringgit	HSBK	Buy	72,400	21,496		8/26/14	385	—
28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Swedish Krona	DBAB	Buy	77,485,470	8,818,680	EUR	8/26/14	$—	$(118,192)
Swedish Krona	DBAB	Sell	62,500,000	6,939,818	EUR	8/26/14	—	(143,906)
Chilean Peso	DBAB	Buy	11,480,000	20,369		8/27/14	—	(172)
Euro	JPHQ	Sell	55,232	73,858		8/27/14	—	(2,366)
Japanese Yen	DBAB	Sell	17,053,000	172,776		8/27/14	5,082	—
Japanese Yen	HSBK	Sell	27,402,000	277,666		8/27/14	8,202	—
Japanese Yen	JPHQ	Sell	22,517,000	228,454		8/27/14	7,028	—
Mexican Peso	HSBK	Buy	8,254,764	613,213		8/27/14	743	—
Singapore Dollar	DBAB	Buy	974,000	766,977		8/27/14	3,307	(1,721)
Chilean Peso	JPHQ	Buy	18,000,000	31,909		8/28/14	—	(243)
Euro	DBAB	Sell	94,076	125,629		8/29/14	—	(4,202)
Japanese Yen	JPHQ	Sell	24,149,000	248,537		8/29/14	11,059	—
Mexican Peso	HSBK	Buy	9,133,350	667,301		8/29/14	11,889	—
Polish Zloty	DBAB	Buy	1,727,633	397,294	EUR	8/29/14	18,579	—
Swedish Krona	BZWS	Buy	1,880,000	210,406	EUR	8/29/14	2,029	—
Swedish Krona	DBAB	Buy	31,900,000	3,628,257	EUR	8/29/14	—	(45,703)
Euro	DBAB	Sell	153,000	202,618		9/03/14	—	(8,533)
Mexican Peso	HSBK	Buy	5,527,700	403,393		9/03/14	7,498	—
Chilean Peso	DBAB	Buy	2,750,000	4,846		9/05/14	—	(10)
Euro	DBAB	Sell	399,000	526,556		9/05/14	—	(24,093)
Polish Zloty	DBAB	Buy	6,080,000	1,392,515	EUR	9/05/14	72,341	—
Japanese Yen	BZWS	Sell	18,748,705	190,458		9/18/14	6,055	—
Euro	BZWS	Sell	60,021	80,188		9/19/14	—	(2,647)
Euro	DBAB	Sell	822,000	1,115,306		9/23/14	—	(19,139)
Hungarian Forint	JPHQ	Buy	81,867,000	270,054	EUR	9/23/14	—	(12,368)
Euro	BZWS	Sell	144,692	195,878		9/24/14	—	(3,812)
Hungarian Forint	JPHQ	Buy	65,535,000	213,999	EUR	9/25/14	—	(6,925)
Euro	DBAB	Sell	382,000	515,480		9/26/14	—	(11,721)
Malaysian Ringgit	DBAB	Buy	209,000	63,944		9/26/14	—	(888)
Malaysian Ringgit	HSBK	Buy	217,000	66,351		9/26/14	—	(881)
South Korean Won	HSBK	Buy	871,000,000	796,889		9/26/14	11,951	—
Euro	BZWS	Sell	905,000	1,222,610		9/29/14	—	(26,393)
Japanese Yen	JPHQ	Sell	18,778,488	191,120		9/29/14	6,407	—
Euro	DBAB	Sell	2,210,000	2,984,318		9/30/14	—	(65,736)
Euro	GSCO	Sell	600,000	809,586		9/30/14	—	(18,483)
Euro	HSBK	Sell	810,000	1,095,031		9/30/14	—	(22,862)
Japanese Yen	JPHQ	Sell	4,170,000	42,291		9/30/14	1,273	—
Euro	DBAB	Sell	5,674,000	7,701,888		10/03/14	—	(128,911)
Euro	DBAB	Sell	780,000	1,061,190		10/07/14	—	(15,308)
Euro	JPHQ	Sell	430,000	586,419		10/07/14	—	(7,035)
Euro	DBAB	Sell	1,740,000	2,363,581		10/09/14	—	(37,844)
Euro	GSCO	Sell	195,000	264,917		10/09/14	—	(4,208)
Euro	JPHQ	Sell	193,000	261,213		10/14/14	—	(5,154)
Mexican Peso	DBAB	Buy	46,934,000	3,466,322		10/14/14	10,717	—
Euro	HSBK	Sell	170,000	230,865		10/20/14	—	(3,760)
Malaysian Ringgit	JPHQ	Buy	433,000	133,844		10/20/14	—	(3,382)
Japanese Yen	BZWS	Sell	20,800,000	213,290		10/22/14	8,654	—
							Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
Malaysian Ringgit	HSBK	Buy	389,000	121,290	10/22/14	$—	$(4,097)
Chilean Peso	CITI	Buy	167,590,000	321,670	10/24/14	—	(27,907)
Malaysian Ringgit	DBAB	Buy	278,000	86,322	10/24/14	—	(2,579)
Malaysian Ringgit	HSBK	Buy	186,060	57,461	10/24/14	—	(1,414)
Euro	BZWS	Sell	104,786	144,271	10/27/14	—	(350)
Euro	DBAB	Sell	306,000	422,265	10/29/14	—	(65)
Euro	GSCO	Sell	289,000	398,762	10/29/14	—	(104)
Chilean Peso	DBAB	Buy	17,020,200	32,286	10/31/14	—	(2,465)
Euro	DBAB	Sell	572,116	790,098	10/31/14	484	—
Malaysian Ringgit	JPHQ	Buy	267,000	83,490	10/31/14	—	(3,092)
Euro	DBAB	Sell	36,060	49,620	11/03/14	—	(149)
Euro	BZWS	Sell	254,534	344,232	11/05/14	—	(7,069)
Euro	DBAB	Sell	148,000	200,147	11/05/14	—	(4,119)
Japanese Yen	BZWS	Sell	15,100,000	153,987	11/05/14	5,413	—
Japanese Yen	CITI	Sell	15,120,000	154,232	11/05/14	5,461	—
Japanese Yen	SCNY	Sell	30,300,000	309,784	11/05/14	11,651	—
Euro	DBAB	Sell	113,000	152,985	11/10/14	—	(2,975)
Japanese Yen	CITI	Sell	34,542,911	351,367	11/10/14	11,472	—
Euro	JPHQ	Sell	1,121,018	1,494,810	11/12/14	—	(52,401)
Japanese Yen	HSBK	Sell	15,273,000	154,899	11/12/14	4,613	—
Japanese Yen	JPHQ	Sell	33,933,000	343,139	11/13/14	9,237	—
Japanese Yen	MSCO	Sell	6,000,000	60,384	11/14/14	1,343	—
Euro	DBAB	Sell	1,328,838	1,786,251	11/17/14	—	(47,801)
Euro	MSCO	Sell	217,000	292,035	11/17/14	—	(7,466)
Japanese Yen	CITI	Sell	44,512,000	449,525	11/17/14	11,511	—
Japanese Yen	SCNY	Sell	34,402,400	347,085	11/17/14	8,553	—
Euro	DBAB	Sell	431,774	581,556	11/19/14	—	(14,376)
Japanese Yen	CITI	Sell	29,454,000	294,841	11/19/14	4,998	—
Japanese Yen	DBAB	Sell	23,793,000	238,025	11/19/14	3,889	—
Malaysian Ringgit	DBAB	Buy	498,560	152,994	11/19/14	—	(3,028)
Euro	DBAB	Sell	430,000	581,941	11/20/14	—	(11,544)
Euro	JPHQ	Sell	1,446,631	1,958,129	11/20/14	—	(38,506)
Japanese Yen	CITI	Sell	33,082,000	331,949	11/20/14	6,402	—
Japanese Yen	HSBK	Sell	6,209,000	62,270	11/20/14	1,170	—
Japanese Yen	JPHQ	Sell	21,372,000	214,298	11/20/14	3,984	—
Malaysian Ringgit	HSBK	Buy	324,000	99,509	11/20/14	—	(2,056)
Chilean Peso	DBAB	Buy	14,200,000	24,952	11/28/14	—	(119)
Euro	DBAB	Sell	13,877	18,803	11/28/14	—	(350)
Chilean Peso	DBAB	Buy	14,200,000	24,908	12/01/14	—	(83)
Chilean Peso	DBAB	Buy	19,120,000	34,707	12/04/14	—	(1,291)
Euro	CITI	Sell	2,756,000	3,734,242	12/04/14	—	(69,660)
Chilean Peso	DBAB	Buy	36,390,000	65,662	12/09/14	—	(2,096)
Euro	HSBK	Sell	30,268	41,315	12/09/14	—	(461)
Euro	SCNY	Sell	142,592	194,799	12/09/14	—	(2,012)
Mexican Peso	CITI	Buy	11,809,000	889,835	12/16/14	—	(19,406)
Mexican Peso	CITI	Buy	5,661,490	425,260	12/18/14	—	(8,023)
Chilean Peso	DBAB	Buy	27,470,000	50,059	1/07/15	—	(2,218)
30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
Euro	DBAB	Sell	722,726	985,748	1/07/15	$—	$(11,835)
Japanese Yen	DBAB	Sell	23,005,000	220,905	1/07/15	—	(5,593)
Malaysian Ringgit	DBAB	Buy	345,400	102,942	1/08/15	700	—
Malaysian Ringgit	JPHQ	Buy	875,900	261,400	1/08/15	1,424	—
Malaysian Ringgit	JPHQ	Buy	471,000	140,664	1/09/15	658	—
Chilean Peso	DBAB	Buy	38,600,000	70,201	1/12/15	—	(3,011)
Chilean Peso	MSCO	Buy	36,800,000	66,721	1/12/15	—	(2,664)
Malaysian Ringgit	JPHQ	Buy	141,000	42,152	1/12/15	148	—
Mexican Peso	CITI	Buy	13,581,791	1,012,056	1/12/15	—	(13,055)
Euro	SCNY	Sell	195,249	265,345	1/13/15	—	(4,161)
Japanese Yen	CITI	Sell	7,840,000	74,959	1/13/15	—	(2,235)
Euro	CITI	Sell	32,570	44,471	1/14/15	—	(486)
Euro	DBAB	Sell	86,000	117,412	1/14/15	—	(1,296)
Euro	JPHQ	Sell	22,549	30,824	1/14/15	—	(300)
Japanese Yen	SCNY	Sell	23,520,000	225,115	1/14/15	—	(6,471)
Japanese Yen	HSBK	Sell	28,700,000	275,962	1/15/15	—	(6,631)
Malaysian Ringgit	JPHQ	Buy	230,000	68,997	1/15/15	—	(5)
Euro	DBAB	Sell	105,000	143,661	1/16/15	—	(1,273)
Japanese Yen	DBAB	Sell	7,860,000	76,040	1/16/15	—	(1,354)
Japanese Yen	SCNY	Sell	37,130,000	359,360	1/16/15	—	(6,242)
Malaysian Ringgit	JPHQ	Buy	99,000	29,829	1/16/15	—	(134)
Euro	BZWS	Sell	249,000	339,387	1/21/15	—	(4,317)
Euro	CITI	Sell	48,798	66,235	1/22/15	—	(1,123)
Euro	JPHQ	Sell	32,570	44,259	1/22/15	—	(699)
Euro	DBAB	Sell	531,000	720,673	1/26/15	—	(12,292)
Euro	BZWS	Sell	517,624	707,366	1/27/15	—	(7,137)
Japanese Yen	GSCO	Sell	33,200,000	321,161	1/27/15	—	(5,783)
Japanese Yen	DBAB	Sell	31,548,058	308,992	1/28/15	—	(1,687)
Japanese Yen	HSBK	Sell	40,858,365	399,257	1/28/15	—	(3,108)
Euro	CITI	Sell	111,900	152,987	1/29/15	—	(1,475)
Euro	DBAB	Sell	548,000	749,126	1/30/15	—	(7,311)
Chilean Peso	DBAB	Buy	45,250,000	79,834	2/04/15	—	(1,254)
Malaysian Ringgit	JPHQ	Buy	753,000	222,524	2/04/15	3,130	—
Chilean Peso	DBAB	Buy	68,600,000	120,875	2/05/15	—	(1,758)
Chilean Peso	BZWS	Buy	48,400,000	83,564	2/09/15	443	—
Chilean Peso	DBAB	Buy	74,940,000	129,542	2/09/15	530	—
Euro	DBAB	Sell	2,298,000	3,108,505	2/09/15	—	(63,614)
Chilean Peso	BZWS	Buy	33,500,000	57,629	2/10/15	510	—
Euro	BZWS	Sell	152,000	206,788	2/10/15	—	(3,030)
Euro	CITI	Sell	203,000	276,054	2/10/15	—	(4,164)
Euro	HSBK	Sell	152,000	206,737	2/10/15	—	(3,082)
Japanese Yen	CITI	Sell	42,706,000	420,633	2/10/15	13	—
Euro	BZWS	Sell	493,000	670,332	2/11/15	—	(10,199)
Chilean Peso	MSCO	Buy	46,470,000	80,733	2/12/15	—	(101)
Japanese Yen	GSCO	Sell	49,397,000	483,801	2/12/15	—	(2,730)
Euro	SCNY	Sell	327,000	447,408	2/13/15	—	(3,980)
Chilean Peso	DBAB	Buy	17,300,000	30,108	2/17/15	—	(105)
						Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Mexican Peso	MSCO	Buy	8,240,820	602,399		2/17/15	$2,061	$—
Japanese Yen	GSCO	Sell	4,527,440	44,577		2/18/15	—	(19)
Japanese Yen	JPHQ	Sell	8,460,000	83,314		2/18/15	—	(17)
Malaysian Ringgit	HSBK	Buy	1,364,326	403,742		2/18/15	4,836	—
Singapore Dollar	HSBK	Buy	227,500	179,984		2/18/15	—	(399)
Singapore Dollar	HSBK	Sell	227,500	179,715		2/18/15	130	—
Euro	JPHQ	Sell	388,000	532,109		2/19/15	—	(3,488)
Euro	BZWS	Sell	695,000	954,979		2/20/15	—	(4,405)
Chilean Peso	MSCO	Buy	22,850,000	40,004		2/23/15	—	(400)
Euro	DBAB	Sell	1,050,000	1,443,330		2/23/15	—	(6,106)
Euro	GSCO	Sell	198,000	272,478		2/23/15	—	(844)
Hungarian Forint	DBAB	Buy	1,911,830,000	5,973,535	EUR	2/23/15	95,956	—
Chilean Peso	JPHQ	Buy	32,200,000	56,412		2/24/15	—	(609)
Euro	DBAB	Sell	1,550,000	2,125,980		2/24/15	—	(13,667)
Japanese Yen	HSBK	Sell	32,060,000	314,246		2/24/15	—	(1,567)
Chilean Peso	MSCO	Buy	22,000,000	38,371		2/25/15	—	(249)
Euro	DBAB	Sell	7,365,710	10,100,504		2/25/15	—	(67,267)
Japanese Yen	JPHQ	Sell	32,100,000	313,290		2/25/15	—	(2,920)
Chilean Peso	DBAB	Buy	16,920,000	29,457		2/26/15	—	(140)
Euro	BZWS	Sell	721,115	990,373		2/26/15	—	(5,070)
Euro	SCNY	Sell	125,681	172,598		2/26/15	—	(895)
Japanese Yen	BZWS	Sell	17,800,000	174,054		2/26/15	—	(1,292)
Japanese Yen	SCNY	Sell	23,295,000	227,985		2/26/15	—	(1,492)
Euro	BOFA	Sell	237,212	324,340		2/27/15	—	(3,113)
Euro	DBAB	Sell	194,873	267,112		2/27/15	—	(1,895)
Malaysian Ringgit	HSBK	Buy	123,600	37,026		2/27/15	—	(27)
Mexican Peso	MSCO	Buy	4,153,100	304,346		2/27/15	46	—
Swedish Krona	GSCO	Buy	1,880,000	209,775	EUR	3/02/15	1,995	—
Chilean Peso	DBAB	Buy	2,750,000	4,746		3/03/15	16	—
Japanese Yen	JPHQ	Sell	70,000,000	687,438		3/03/15	—	(2,161)
Polish Zloty	DBAB	Buy	2,370,000	556,142	EUR	3/03/15	1,027	—
Japanese Yen	HSBK	Sell	33,100,000	324,351		3/04/15	—	(1,734)
Malaysian Ringgit	JPHQ	Buy	770,000	230,594		3/04/15	—	(154)
Unrealized appreciation (depreciation)							2,107,859	(6,747,445)
Net unrealized appreciation (depreciation)								$(4,639,586)

[a]May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

32 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton International Bond Fund

At February 28, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.775%	DBAB	10/04/23	$4,090,000	$—	$(66,364)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.795%	DBAB	10/04/23	4,090,000	—	(73,903)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.765%	HSBK	10/07/23	4,090,000	—	(60,789)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.668%	DBAB	10/04/43	1,990,000	—	(56,268)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.687%	DBAB	10/04/43	1,990,000	—	(63,587)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.675%	HSBK	10/07/43	1,990,000	—	(58,430)
Centrally Cleared Swaps unrealized appreciation (depreciation)					$(379,341)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.523%	DBAB	3/28/21	1,150,000	$—	$(117,149)
OTC Swaps unrealized appreciation (depreciation)				—	$(117,149)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(496,490)
Net unrealized appreciation (depreciation)					$(496,490)

See Abbreviations on page 52.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Templeton
International Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$385,279,241
Cost - Sweep Money Fund (Note 7)	81,057,377
Total cost of investments	$466,336,618
Value - Unaffiliated issuers	$396,218,519
Value - Sweep Money Fund (Note 7)	81,057,377
Total value of investments	477,275,896
Cash	750,200
Foreign currency, at value (cost $5,627,490)	5,616,083
Receivables:
Capital shares sold	1,195,887
Interest	5,004,693
Due from brokers	4,308,049
Variation margin	26,896
Unrealized appreciation on forward exchange contracts	2,107,859
Other assets	341
Total assets	496,285,904
Liabilities:
Payables:
Investment securities purchased	4,931,219
Capital shares redeemed	1,982,347
Management fees	210,259
Distribution fees	44,907
Transfer agent fees	41,843
Unrealized depreciation on forward exchange contracts	6,747,445
Unrealized depreciation on OTC swap contracts	117,149
Deferred tax	49,095
Accrued expenses and other liabilities	100,002
Total liabilities	14,224,266
Net assets, at value	$482,061,638
Net assets consist of:
Paid-in capital	$482,198,742
Distributions in excess of net investment income	(2,885,319)
Net unrealized appreciation (depreciation)	5,777,047
Accumulated net realized gain (loss)	(3,028,832)
Net assets, at value	$482,061,638

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Templeton
International Bond
Fund
Class A:
Net assets, at value	$140,209,015
Shares outstanding	12,129,749
Net asset value per share[a]	$11.56
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.07
Class C:
Net assets, at value	$25,348,364
Shares outstanding	2,190,909
Net asset value and maximum offering price per share[a]	$11.57
Class R:
Net assets, at value	$1,544,946
Shares outstanding	133,591
Net asset value and maximum offering price per share	$11.56
Advisor Class:
Net assets, at value	$314,959,313
Shares outstanding	27,222,054
Net asset value and maximum offering price per share	$11.57

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Templeton
International Bond
Fund
Investment income:
Interest (net of foreign taxes of $230,318)	$7,478,984
Expenses:
Management fees (Note 3a)	1,496,834
Distribution fees: (Note 3c)
Class A	202,866
Class C	87,512
Class R	4,025
Transfer agent fees: (Note 3e)
Class A	55,252
Class C	11,028
Class R	658
Advisor Class	120,211
Custodian fees (Note 4)	72,040
Reports to shareholders	20,814
Registration and filing fees	38,153
Professional fees	31,680
Trustees’ fees and expenses	1,197
Other	6,507
Total expenses	2,148,777
Expense reductions (Note 4)	(63)
Expenses waived/paid by affiliates (Note 3f)	(160,393)
Net expenses	1,988,321
Net investment income	5,490,663
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(1,390,355)
Foreign currency transactions	(982,510)
Swap contracts	(7,401)
Net realized gain (loss)	(2,380,266)
Net change in unrealized appreciation (depreciation) on:
Investments	13,502,799
Translation of other assets and liabilities denominated in foreign currencies	(956,968)
Change in deferred taxes on unrealized appreciation	3,201
Net change in unrealized appreciation (depreciation)	12,549,032
Net realized and unrealized gain (loss)	10,168,766
Net increase (decrease) in net assets resulting from operations	$15,659,429

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton International Bond Fund
	Six Months Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$5,490,663	$8,689,697
Net realized gain (loss) from investments, foreign currency transactions and
swap contracts	(2,380,266)	3,015,544
Net change in unrealized appreciation (depreciation) on investments, translation of other
assets and liabilities denominated in foreign currencies and deferred taxes	12,549,032	(12,663,692)
Net increase (decrease) in net assets resulting from operations	15,659,429	(958,451)
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(1,938,753)	(5,270,835)
Class C	(339,925)	(890,107)
Class R	(21,435)	(30,778)
Advisor Class	(4,628,893)	(7,797,045)
Net realized gains:
Class A	—	(41,061)
Class C	—	(7,595)
Class R	—	(266)
Advisor Class	—	(55,252)
Tax return of capital:
Class A	—	(629,665)
Class C	—	(134,819)
Class R	—	(7,177)
Advisor Class	—	(1,244,769)
Total distributions to shareholders	(6,929,006)	(16,109,369)
Capital share transactions: (Note 2)
Class A	10,000,742	(14,384,144)
Class C	(2,526,980)	3,539,050
Class R	63,511	674,513
Advisor Class	57,921,948	114,152,930
Total capital share transactions	65,459,221	103,982,349
Net increase (decrease) in net assets	74,189,644	86,914,529
Net assets:
Beginning of period	407,871,994	320,957,465
End of period	$482,061,638	$407,871,994
Distributions in excess of net investment income included in net assets:
End of period	$(2,885,319)	$(1,446,976)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton International Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton International Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America.

42 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 43

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	2,832,809	$32,809,220	4,370,109	$52,031,227
Shares issued in reinvestment of
distributions	156,206	1,813,382	432,810	5,153,857
Shares redeemed	(2,127,100)	(24,621,860)	(6,005,667)	(71,569,228)
Net increase (decrease)	861,915	$10,000,742	(1,202,748)	$(14,384,144)
Class C Shares:
Shares sold	251,156	$2,922,794	923,231	$11,032,020
Shares issued in reinvestment of
distributions	23,749	276,058	70,985	845,979
Shares redeemed	(494,398)	(5,725,832)	(702,300)	(8,338,949)
Net increase (decrease)	(219,493)	$(2,526,980)	291,916	$3,539,050
Class R Shares:
Shares sold	36,106	$422,222	78,145	$914,440
Shares issued in reinvestment of
distributions	1,845	21,435	3,212	38,221
Shares redeemed	(32,735)	(380,146)	(23,477)	(278,148)
Net increase (decrease)	5,216	$63,511	57,880	$674,513
Advisor Class Shares:
Shares sold	9,017,885	$104,893,661	16,498,804	$195,747,419
Shares issued in reinvestment of
distributions	244,379	2,839,445	566,343	6,743,694
Shares redeemed	(4,294,441)	(49,811,158)	(7,570,601)	(88,338,183)
Net increase (decrease)	4,967,823	$57,921,948	9,494,546	$114,152,930

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

44 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3. TRANSACTIONS WITH AFFILIATES (continued) a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	0.65%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to

Semiannual Report | 45

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$11,381
CDSC retained	$5,966

e. Transfer Agent Fees

For the period ended February 28, 2014, the Fund paid transfer agent fees of $187,149, of which $91,579 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.74% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carrryforwards with no expiration, if any, must be fully utilized before those with expiration dates.

At August 31, 2013, the capital loss carryforwards were as follows:

Short term	$199,065
Long term	447,993
Total capital loss carryforwards	$647,058

46 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

5. INCOME TAXES (continued)

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$468,523,872

Unrealized appreciation	$16,722,994
Unrealized depreciation	(7,970,970)
Net unrealized appreciation (depreciation)	$8,752,024

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $82,237,678 and $56,366,705, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 28, 2014, the Fund had 10.43% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 47

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

10. OTHER DERIVATIVE INFORMATION

At February 28, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Interest rate contracts	Variation margin/ Net assets	$—	Unrealized depreciation on	$496,490	[a]
	consist of - net unrealized		swap contracts / Net assets
	depreciation		consist of - net unrealized
depreciation
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	2,107,859	forward exchange contracts	6,747,445

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Appreciation
Derivative Contracts		Realized Gain	(Depreciation)
Not Accounted for as	Statement of	(Loss) for the	for the
Hedging Instruments	Operations Locations	Period	Period
Interest rate
contracts	Net realized gain (loss) from swap contracts / Net change
	in unrealized appreciation (depreciation) on investments	$(7,401)	$(399,473)
Foreign exchange
contracts	Net realized gain (loss) from foreign currency transactions /
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated in
	foreign currencies	(1,012,339)	(1,292,055)

For the period ended February 28, 2014, the average month end fair value of derivatives represented 1.78% of average month end net assets. The average month end number of open derivative contracts for the period was 465.

48 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets
	and Liabilities Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$2,107,859	$6,747,445
Swap Contracts	—	117,149
Total	$2,107,859	$6,864,594

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets & Liabilities.

At February 28, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets & Liabilities
	Gross and
	Net Amounts of
	Liabilities Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets &	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received	Received	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	82,562	(82,562)	—	—	—
CITI	124,925	(124,925)	—	—	—
DBAB	1,237,077	(1,237,077)	—	—	—
GSCO	17,535	(17,535)	—	—	—
HSBK	278,868	(278,868)	—	—	—
JPHQ	264,256	(264,256)	—	—	—
MSCO	30,965	(30,965)	—	—	—
SCNY	20,204	(20,204)	—	—	—
UBSW	51,467	(51,467)	—	—	—
Total	$2,107,859	$(2,107,859)	$—	$—	$—

Semiannual Report | 49

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets & Liabilities
	Gross and
	Net Amounts of
	Liabilities Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets &	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BOFA	$3,113	$—	$—	$—	$3,113
BZWS	631,259	(82,562)	—	340,000	888,697
CITI	469,052	(124,925)	—	240,000	584,127
DBAB	2,465,755	(1,237,077)	—	890,000	2,118,678
GSCO	950,015	(17,535)	—	780,000	1,712,480
HSBK	315,326	(278,868)	—	10,000	46,458
JPHQ	1,443,820	(264,256)	—	950,000	2,129,564
MSCO	426,209	(30,965)	—	280,000	675,244
SCNY	25,253	(20,204)	—	—	5,049
UBSW	134,792	(51,467)	—	—	83,325
Total	$6,864,594	$(2,107,859)	$—	$3,490,000	$8,246,735

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

50 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and
Agency Securities[a]	$—	$329,430,776	$—	$329,430,776
Quasi-Sovereign and Corporate
Bonds[a]	—	201,434	—	201,434
Short Term Investments[a]	81,057,377	66,586,309	—	147,643,686
Total Investments in
Securities	$81,057,377	$396,218,519	$—	$477,275,896
Forward Exchange Contracts	$—	$2,107,859	$—	$2,107,859
Liabilities:
Swap Contracts	—	496,490	—	496,490
Forward Exchange Contracts	—	6,747,445	—	6,747,445

[a]For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 51

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton International Bond Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Currency		Selected Portfolio

BOFA	-Bankof America Corp.	BRL	- Brazilian Real	FRN - Floating Rate Note
BZWS	- Barclays Bank PLC	CAD	-CanadianDollar
CITI	- Citibank N.A.	EUR	- Euro
DBAB	- Deutsche Bank AG	HUF	-HungarianForint
GSCO	- Goldman Sachs Group, Inc.	IDR	-IndonesianRupiah
HSBK	- HSBC Bank PLC	JPY	- Japanese Yen
JPHQ	- JPMorgan Chase Bank, N.A.	KRW	- South Korean Won
MSCO	- Morgan Stanley and Co. Inc.	LKR	- Sri Lankan Rupee
SCNY	- Standard Charted Bank	MXN	- Mexican Peso
UBSW	- UBS AG	MYR	- Malaysian Ringgit
		PHP	- Philippine Peso
		PLN	- Polish Zloty
		SEK	- Swedish Krona
		SGD	-SingaporeDollar

52 | Semiannual Report

Templeton Income Trust

Shareholder Information

Templeton International Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 53

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Semiannual Report and Shareholder Letter
TEMPLETON INTERNATIONAL
BOND FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved. 447 S 04/14

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Templeton Global Total Return Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents

Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	13
		Templeton Global Total Return Fund	3
				Financial Statements	51
		Performance Summary	8
				Notes to Financial Statements	55
		Your Fund’s Expenses	11
				Shareholder Information	72

Semiannual Report

Templeton Global Total Return Fund

Your Fund’s Goal and Main Investments: Templeton Global Total Return Fund seeks total investment return consisting of a combination of interest income, capital appreciation and currency gains. Under normal market conditions, the Fund invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, or government-related or corporate issuers worldwide (collectively, “bonds”). Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

We are pleased to bring you Templeton Global Total Return Fund’s semiannual report for the period ended February 28, 2014.

Performance Overview

For the six months under review, Templeton Global Total Return Fund – Class A delivered a +5.01% cumulative total return. In comparison, the global fixed income bond market, as measured by the Fund’s benchmark, the Barclays Multiverse Index, had a +4.30% cumulative total return for the same period.1, 2 You can find other performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. As fears eased surrounding European sovereign debt, the possibility of another U.S. recession and a potential Chinese “hard landing,” financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

What is a currency
forward contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate
on a future date.

What is an interest rate swap?
An interest rate swap is an agreement
between two parties to exchange interest
rate obligations, generally one based on
an interest rate fixed to maturity and
the other based on an interest rate that
changes in accordance with changes in
a designated benchmark (for example,
LIBOR, prime, commercial paper, or
other benchmarks).

elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global financial market volatility was elevated at the beginning of the period as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. As the government shutdown ended and the debt ceiling was raised, market volatility quickly subsided.

Fears of reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation and the European Central Bank’s interest rate cut. Economic data among the largest economies remained inconsistent with continued predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced it would begin to reduce the size of its quantitative easing program. Pessimism about this policy contributed to emerging market declines as market participants changed their expectations of global liquidity conditions. When the Fed subsequently announced a further reduction in its bond buying program, market reaction was muted.

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we consider various factors including evaluation of interest and currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency forward contracts.

Manager’s Discussion

The Fund’s total return was influenced by various factors, including interest rate developments, currency movements and exposure to credit markets. During the period under review, currency positions, interest rate strategies and credit exposures contributed to performance.

Interest Rate Strategy

As part of the Fund’s interest rate strategy we use interest rate swaps to manage duration. During the period under review, we maintained the portfolio’s defensive duration posture as policymakers in the G-3, the U.K. and Switzerland pursued historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks

4 | Semiannual Report

supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets. Our underweighted duration exposure in the U.S. detracted from performance relative to the benchmark as yields decreased during the review period. Select duration exposures in Europe contributed to absolute performance. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high.

Currency Strategy

The Fund’s diversified currency exposure contributed to absolute performance. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was slightly weaker and fell 0.51% during the period against the currencies of major U.S. trading partners.3 Dollar weakness was particularly pronounced against the euro, which appreciated 4.74% against the U.S. dollar during the period.4

Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, benefited performance as the yen depreciated 3.87% against the U.S. dollar during the period.4 Currency positions elsewhere in Asia also added to relative and absolute results.

Central bankers in Malaysia, South Korea and Australia kept policy rates constant, while rates were hiked in India and Indonesia during the period. Most of the currencies of these countries appreciated against the U.S. dollar. The Malaysian ringgit appreciated 0.25%, the South Korean won gained 3.99%, the Australian dollar rose 0.47% and the Indian rupee strengthened 6.60% against the U.S. dollar.4 The Indonesian rupiah fell 5.94% against the U.S. dollar during the period.4

The euro appreciated against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union, and the Fund’s underweighted, net-negative exposure to the euro was the largest detractor from relative performance. However, overweighted exposure to some other European currencies contributed to relative performance. The Polish zloty gained 7.19% and the Swedish krona rose 3.63% against the U.S. dollar during the period.4

Exposure to Latin American currencies was largely neutral for Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. Central banks in Mexico and Chile cut policy rates, while rates were hiked in Brazil. The Brazilian real appreciated 1.76% and the Mexican peso rose 0.81% against the U.S. dollar during the period.4 The Chilean peso fell 8.62% against the U.S. dollar during the period.4

Currency Breakdown
2/28/14
% of Total
Net Assets
Americas	85.1%
U.S. Dollar	62.9%
Mexican Peso	9.8%
Uruguayan Peso	5.9%
Brazilian Real	3.1%
Canadian Dollar	1.9%
Chilean Peso	1.5%
Asia Pacific	14.3%
South Korean Won	15.1%
Malaysian Ringgit	11.3%
Singapore Dollar	7.1%
Philippine Peso	2.3%
Indian Rupee	1.2%
Sri Lankan Rupee	0.7%
Indonesian Rupiah	0.3%
Japanese Yen*	-23.7%
Middle East & Africa	1.4%
Ghanaian Cedi	1.4%
Europe*	-0.8%
Swedish Krona	8.9%
Polish Zloty	8.8%
Hungarian Forint	6.7%
Serbian Dinar	1.9%
Norwegian Krone	0.2%
Ukrainian Hryvnia	0.1%
Euro*	-27.4%

*A negative figure reflects net “short” exposure,
designed to benefit if the value of the associated
currency decreases. Conversely, the Fund’s value
would potentially decline if the value of the associated
currency increases.

Semiannual Report | 5

Global Credit Strategy

In addition to purchasing global government bonds, the Fund also invested in the credit sector. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the benchmark Barclays Multiverse Index, the Fund’s overall credit positioning during the period aided performance. Specifically, the Fund benefited from its overweighted high yield corporate credit and subinvestment-grade sovereign bond positions.

Thank you for your continued participation in Templeton Global Total Return Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1.Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: Barclays Global Family of Indices. © 2014 Barclays Capital Inc. Used with permission.
3. Source: Federal Reserve H.10 Report.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein:
(1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed;
and (3) is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: TGTRX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.31	$13.26	$12.95
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3488
Class C (Symbol: TTRCX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.31	$13.25	$12.94
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3223
Class R (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.31	$13.27	$12.96
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3315
Class R6 (Symbol: FTTRX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.31	$13.28	$12.97
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3722
Advisor Class (Symbol: TTRZX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.31	$13.28	$12.97
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3653

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	5.01%	+	0.67%	+	84.73%	+	81.51%
Average Annual Total Return[3]	+	0.51%		-3.60%	+	12.07%	+	10.76%
Value of $10,000 Investment[4]		$10,051		$9,640		$17,680		$17,386
Avg. Ann. Total Return (3/31/14)[5]				-2.53%	+	11.26%	+	10.85%
Total Annual Operating Expenses[6]		1.01% (with waiver)						1.03% (without waiver)
Class C		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	4.89%	+	0.35%	+	81.05%	+	77.78%
Average Annual Total Return[3]	+	3.89%		-0.62%	+	12.61%	+	11.21%
Value of $10,000 Investment[4]		$10,389		$9,938		$18,105		$17,778
Avg. Ann. Total Return (3/31/14)[5]			+	0.49%	+	11.77%	+	11.30%
Total Annual Operating Expenses[6]		1.41% (with waiver)						1.43% (without waiver)
Class R		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	4.95%	+	0.49%	+	82.38%	+	79.38%
Average Annual Total Return[3]	+	4.95%	+	0.49%	+	12.77%	+	11.40%
Value of $10,000 Investment[4]		$10,495		$10,049		$18,238		$17,938
Avg. Ann. Total Return (3/31/14)[5]			+	1.61%	+	11.94%	+	11.48%
Total Annual Operating Expenses[6]		1.26% (with waiver)						1.28% (without waiver)
Class R6						6-Month		Inception (5/1/13)
Cumulative Total Return[2]					+	5.27%		-1.37%
Aggregate Total Return[7]					+	5.27%		-1.37%
Value of $10,000 Investment[4]						$10,527		$9,863
Aggregate Total Return (3/31/14)5, 7								-0.01%
Total Annual Operating Expenses[6]		0.68% (with waiver)						0.70% (without waiver)
Advisor Class		6-Month		1-Year		5-Year		Inception (9/30/08)
Cumulative Total Return[2]	+	5.22%	+	1.00%	+	87.08%	+	84.07%
Average Annual Total Return[3]	+	5.22%	+	1.00%	+	13.35%	+	11.93%
Value of $10,000 Investment[4]		$10,522		$10,100		$18,708		$18,407
Avg. Ann. Total Return (3/31/14)[5]			+	2.12%	+	12.51%	+	12.01%
Total Annual Operating Expenses[6]		0.76% (with waiver)						0.78% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Investments in lower rated bonds include higher risk of default and loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund is nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. This figure represents the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,050.10	$4.98
Hypothetical (5% return before expenses)	$1,000	$1,019.93	$4.91
Class C
Actual	$1,000	$1,048.90	$7.01
Hypothetical (5% return before expenses)	$1,000	$1,017.95	$6.90
Class R
Actual	$1,000	$1,049.50	$6.25
Hypothetical (5% return before expenses)	$1,000	$1,018.70	$6.16
Class R6
Actual	$1,000	$1,052.70	$3.31
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26
Advisor Class
Actual	$1,000	$1,052.20	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.17	$3.66

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.98%; C: 1.38%;
R: 1.23%; R6: 0.65%; and Advisor: 0.73%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class A	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.95	$13.15	$13.47	$12.55	$11.33	$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.52	0.55	0.57	0.54	0.67
Net realized and unrealized gains (losses)	0.42	0.17	(0.13)	0.91	1.19	1.47
Total from investment operations	0.66	0.69	0.42	1.48	1.73	2.14
Less distributions from:
Net investment income and net foreign
currency gains	(0.35)	(0.86)	(0.66)	(0.56)	(0.51)	(0.81)
Net realized gains	—	(0.03)	(0.08)	—	—[d]	—
Total distributions	(0.35)	(0.89)	(0.74)	(0.56)	(0.51)	(0.81)
Net asset value, end of period	$13.26	$12.95	$13.15	$13.47	$12.55	$11.33

Total return[e]	5.01%	5.27%	3.36%	12.04%	15.55%	22.70%

Ratios to average net assets[f]
Expenses before waiver and payments
by affiliates	1.00%	1.01%	1.04%	1.04%	1.10%	1.81%
Expenses net of waiver and payments
by affiliates	0.98%[g]	1.00%[g]	1.04%	1.04%	1.09%	1.04%
Net investment income	3.68%	3.76%	4.33%	4.23%	4.34%	7.02%

Supplemental data
Net assets, end of period (000’s)	$2,297,731	$1,875,526	$1,138,837	$940,949	$345,645	$50,771
Portfolio turnover rate	13.17%	25.45%	23.98%	15.78%	6.60%	22.32%

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Class C	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.94	$13.13	$13.46	$12.53	$11.33	$10.00
Income from investment operations[b]:
Net investment income[c]	0.22	0.46	0.50	0.51	0.48	0.66
Net realized and unrealized gains (losses)	0.41	0.19	(0.14)	0.93	1.19	1.46
Total from investment operations	0.63	0.65	0.36	1.44	1.67	2.12
Less distributions from:
Net investment income and net foreign
currency gains	(0.32)	(0.81)	(0.61)	(0.51)	(0.47)	(0.79)
Net realized gains	—	(0.03)	(0.08)	—	—[d]	—
Total distributions	(0.32)	(0.84)	(0.69)	(0.51)	(0.47)	(0.79)
Net asset value, end of period	$13.25	$12.94	$13.13	$13.46	$12.53	$11.33

Total return[e]	4.89%	4.78%	3.03%	11.61%	14.97%	22.36%

Ratios to average net assets[f]
Expenses before waiver and payments
by affiliates	1.40%	1.41%	1.44%	1.44%	1.50%	2.28%
Expenses net of waiver and payments
by affiliates	1.38%[g]	1.40%[g]	1.44%	1.44%	1.49%	1.49%
Net investment income	3.28%	3.36%	3.93%	3.83%	3.94%	6.55%

Supplemental data
Net assets, end of period (000’s)	$875,681	$809,479	$512,461	$462,929	$152,562	$12,916
Portfolio turnover rate	13.17%	25.45%	23.98%	15.78%	6.60%	22.32%

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2014			Year Ended August 31,
Class R	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.96	$13.15	$13.48	$12.55	$11.34	$10.00
Income from investment operations[b]:
Net investment income[c]	0.23	0.50	0.52	0.54	0.47	0.66
Net realized and unrealized gains (losses)	0.41	0.17	(0.14)	0.92	1.23	1.48
Total from investment operations	0.64	0.67	0.38	1.46	1.70	2.14
Less distributions from:
Net investment income and net foreign
currency gains	(0.33)	(0.83)	(0.63)	(0.53)	(0.49)	(0.80)
Net realized gains	—	(0.03)	(0.08)	—	—[d]	—
Total distributions	(0.33)	(0.86)	(0.71)	(0.53)	(0.49)	(0.80)
Net asset value, end of period	$13.27	$12.96	$13.15	$13.48	$12.55	$11.34

Total return[e]	4.95%	4.93%	3.18%	11.75%	15.22%	22.61%

Ratios to average net assets[f]
Expenses before waiver and payments
by affiliates	1.25%	1.26%	1.29%	1.29%	1.35%	2.08%
Expenses net of waiver and payments
by affiliates	1.23%[g]	1.25%[g]	1.29%	1.29%	1.34%	1.31%
Net investment income	3.43%	3.51%	4.08%	3.98%	4.09%	6.75%

Supplemental data
Net assets, end of period (000’s)	$6,724	$7,450	$6,508	$5,357	$1,975	$149
Portfolio turnover rate	13.17%	25.45%	23.98%	15.78%	6.60%	22.32%

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Total Return Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.97	$14.03
Income from investment operations[b]:
Net investment income[c]	0.27	0.15
Net realized and unrealized gains (losses)	0.41	(1.03)
Total from investment operations	0.68	(0.88)
Less distributions from net investment income	(0.37)	(0.18)
Net asset value, end of period	$13.28	$12.97

Total return[d]	5.27%	(6.31)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	0.67%	0.68%
Expenses net of waiver and payments by affiliates[f]	0.65%	0.67%
Net investment income	4.01%	4.09%

Supplemental data
Net assets, end of period (000’s)	$904,511	$691,716
Portfolio turnover rate	13.17%	25.45%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2014		Year Ended August 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.97	$13.16	$13.49	$12.56	$11.35	$10.00
Income from investment operations[b]:
Net investment income[c]	0.26	0.55	0.59	0.60	0.56	0.74
Net realized and unrealized
gains (losses)	0.42	0.19	(0.14)	0.92	1.20	1.44
Total from investment operations	0.68	0.74	0.45	1.52	1.76	2.18
Less distributions from:
Net investment income and net foreign
currency gains	(0.37)	(0.90)	(0.70)	(0.59)	(0.55)	(0.83)
Net realized gains	—	(0.03)	(0.08)	—	—[d]	—
Total distributions	(0.37)	(0.93)	(0.78)	(0.59)	(0.55)	(0.83)
Net asset value, end of period	$13.28	$12.97	$13.16	$13.49	$12.56	$11.35

Total return[e]	5.22%	5.45%	3.70%	12.30%	15.77%	23.06%

Ratios to average net assets[f]
Expenses before waiver and payments
by affiliates	0.75%	0.76%	0.79%	0.79%	0.85%	1.61%
Expenses net of waiver and payments
by affiliates	0.73%[g]	0.75%[g]	0.79%	0.79%	0.84%	0.84%
Net investment income	3.93%	4.01%	4.58%	4.48%	4.59%	7.22%

Supplemental data
Net assets, end of period (000’s)	$4,286,880	$3,602,558	$2,313,376	$1,726,189	$460,540	$21,105
Portfolio turnover rate	13.17%	25.45%	23.98%	15.78%	6.60%	22.32%

aFor the period September 30, 2008 (commencement of operations) to August 31, 2009.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited)

		Templeton Global Total Return Fund	Shares			Value
		Common Stocks 0.0%†
		United Kingdom 0.0%†
		[a]CEVA Holdings LLC	920			$942,539

		United States 0.0%†
		[b]NewPage Holdings Inc.	5,000			462,500

		Total Common Stocks (Cost $2,023,714)				1,405,039

		Convertible Preferred Stocks 0.0%†
		United Kingdom 0.0%†
		[a]CEVA Holdings LLC, cvt. pfd., A-1	37			49,025
		[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			2,040,345

		Total Convertible Preferred Stocks (Cost $2,895,379)				2,089,370

		Preferred Stocks (Cost $575,000) 0.0%†
		United States 0.0%†
		GMAC Capital Trust I, 8.125%, pfd.	23,000			624,450

			Principal Amount*
		Convertible Bonds (Cost $53,860,000) 0.7%
		Canada 0.7%
		[c]B2Gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	53,860,000			55,980,737

		Foreign Government and Agency Securities 62.6%
		Argentina 0.2%
		[a,d]Government of Argentina, GDP Linked Securities, 0.00%, 12/15/35	187,930,000			15,457,242

		Bosnia & Herzegovina 0.0%†
		[e]Government of Bosnia & Herzegovina, senior bond, B, FRN, 1.125%, 12/11/21	233,333		DEM	136,236

		Brazil 2.5%
		Letra Tesouro Nacional, Strip, 1/01/15	1,390	[f]	BRL	544,046
		Nota Do Tesouro Nacional,
		10.00%, 1/01/17	8,225[f] BRL			3,341,448
		10.00%, 1/01/23	289,500[f] BRL			107,416,988
		[g]Index Linked, 6.00%, 5/15/15	8,804	[f]	BRL	9,127,828
		[g]Index Linked, 6.00%, 8/15/16	5,657	[f]	BRL	5,836,527
		[g]Index Linked, 6.00%, 5/15/17	5,321	[f]	BRL	5,474,269
		[g]Index Linked, 6.00%, 8/15/18	3,665	[f]	BRL	3,746,236
		[g]Index Linked, 6.00%, 5/15/45	400	[f]	BRL	374,539
		senior note, 10.00%, 1/01/19	186,780	[f]	BRL	73,279,212
						209,141,093

		Canada 1.2%
		Government of Canada,
		2.25%, 8/01/14	26,765,000		CAD	24,318,737
		1.00%, 11/01/14	20,933,000		CAD	18,922,736
		2.00%, 12/01/14	16,423,000		CAD	14,956,104
		1.00%, 2/01/15	44,526,000		CAD	40,249,621
						98,447,198

18	|	Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Croatia 0.1%
[c]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000		$4,512,612

Ghana 1.4%
Government of Ghana,
12.39%, 4/28/14	20,230,000	GHS	7,746,280
13.00%, 6/02/14	10,857,000	GHS	4,123,506
14.00%, 10/13/14	390,000	GHS	144,203
14.99%, 2/23/15	12,590,000	GHS	4,570,146
24.00%, 5/25/15	40,600,000	GHS	15,917,254
21.00%, 10/26/15	60,275,000	GHS	22,777,969
19.24%, 5/30/16	32,570,000	GHS	11,834,126
26.00%, 6/05/17	2,330,000	GHS	962,140
23.00%, 8/21/17	30,375,000	GHS	11,776,163
19.04%, 9/24/18	43,190,000	GHS	14,698,380
[c]144A, 7.875%, 8/07/23	26,510,000		24,819,987
			119,370,154

Hungary 7.6%
Government of Hungary,
7.75%, 8/24/15	1,825,630,000	HUF	8,617,898
5.50%, 2/12/16	5,641,940,000	HUF	25,984,302
5.50%, 12/22/16	18,634,320,000	HUF	85,627,850
4.125%, 2/19/18	20,840,000		21,269,825
4.00%, 4/25/18	3,850,050,000	HUF	16,564,613
6.00%, 1/11/19	11,560,000	EUR	17,607,903
6.50%, 6/24/19	6,489,220,000	HUF	30,765,346
7.50%, 11/12/20	4,916,980,000	HUF	24,369,978
5.375%, 2/21/23	38,460,000		39,156,126
A, 8.00%, 2/12/15	47,800,000	HUF	222,108
A, 6.75%, 11/24/17	13,762,060,000	HUF	65,483,349
A, 5.50%, 12/20/18	11,115,920,000	HUF	50,531,658
A, 7.00%, 6/24/22	817,900,000	HUF	3,902,231
A, 6.00%, 11/24/23	6,647,230,000	HUF	29,713,405
B, 6.75%, 2/24/17	16,755,420,000	HUF	79,469,757
B, 5.50%, 6/24/25	359,650,000	HUF	1,539,875
D, 6.75%, 8/22/14	11,051,360,000	HUF	50,055,784
senior note, 6.25%, 1/29/20	21,385,000		23,429,941
senior note, 6.375%, 3/29/21	23,190,000		25,451,025
[h]senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	14,265
[h]senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	28,730,928
[h]senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	9,965,325
[h]senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	27,853
			638,501,345

Iceland 0.1%
[c]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		11,627,560

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

		Templeton Global Total Return Fund	Principal Amount*		Value
		Foreign Government and Agency Securities (continued)
		Indonesia 0.3%
		Government of Indonesia,
		FR31, 11.00%, 11/15/20	13,446,000,000	IDR	$1,320,446
		FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,741,269
		FR35, 12.90%, 6/15/22	4,323,000,000	IDR	467,792
		FR36, 11.50%, 9/15/19	33,165,000,000	IDR	3,283,388
		FR39, 11.75%, 8/15/23	6,350,000,000	IDR	663,510
		FR40, 11.00%, 9/15/25	110,250,000,000	IDR	11,027,657
		FR42, 10.25%, 7/15/27	2,150,000,000	IDR	203,482
		FR43, 10.25%, 7/15/22	3,593,000,000	IDR	340,530
		FR44, 10.00%, 9/15/24	7,250,000,000	IDR	681,974
		FR46, 9.50%, 7/15/23	7,100,000,000	IDR	647,683
		FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,502,631
		FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,322,771
		senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	882,218
		Indonesia Retail Bond, senior note, 8.50%, 10/15/16	3,130,000,000	IDR	273,927
					28,359,278

		Ireland 6.8%
		Government of Ireland,
		5.50%, 10/18/17	5,621,500	EUR	8,946,959
		5.90%, 10/18/19	19,824,000	EUR	33,119,212
		4.50%, 4/18/20	28,686,000	EUR	44,871,501
		5.00%, 10/18/20	54,121,000	EUR	87,131,696
		senior bond, 4.50%, 10/18/18	26,986,000	EUR	42,205,793
		senior bond, 4.40%, 6/18/19	35,443,000	EUR	55,327,039
		senior bond, 5.40%, 3/13/25	179,328,930	EUR	294,696,890
					566,299,090

		Latvia 0.6%
		[c]Government of Latvia,
		144A, 5.25%, 2/22/17	25,850,000		28,396,096
		senior note, 144A, 5.25%, 6/16/21	18,000,000		19,911,600
					48,307,696

		Lithuania 0.2%
		[c]Government of Lithuania, 144A,
		6.75%, 1/15/15	2,320,000		2,435,408
		7.375%, 2/11/20	10,320,000		12,572,340
					15,007,748

		Malaysia 3.0%
		Government of Malaysia,
		3.434%, 8/15/14	50,540,000	MYR	15,461,291
		3.741%, 2/27/15	152,260,000	MYR	46,798,106
		3.835%, 8/12/15	51,320,000	MYR	15,823,667
		4.72%, 9/30/15	5,650,000	MYR	1,766,574
		3.197%, 10/15/15	52,940,000	MYR	16,174,495
		senior bond, 5.094%, 4/30/14	166,415,000	MYR	50,976,023

20	|	Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*			Value
Foreign Government and Agency Securities (continued)
Malaysia (continued)
Government of Malaysia, (continued)
senior bond, 4.262%, 9/15/16	59,080,000		MYR	$18,467,008
senior note, 3.172%, 7/15/16	272,320,000		MYR	83,001,074
				248,468,238

Mexico 6.2%
Government of Mexico,
7.00%, 6/19/14	4,035,260	[i]	MXN	30,753,314
9.50%, 12/18/14	5,411,200	[i]	MXN	42,675,517
6.00%, 6/18/15	1,986,840	[i]	MXN	15,395,924
8.00%, 12/17/15	15,541,870	[i]	MXN	125,398,881
6.25%, 6/16/16	1,917,030	[i]	MXN	15,142,972
7.25%, 12/15/16	31,453,850	[i]	MXN	255,542,521
7.75%, 12/14/17	1,335,000	[i]	MXN	11,099,634
[j]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	312,598[k] MXN			2,428,907
5.00%, 6/16/16	800,474[k] MXN			6,575,404
3.50%, 12/14/17	808,168[k] MXN			6,549,395
4.00%, 6/13/19	556,115[k] MXN			4,644,253
2.50%, 12/10/20	438,450[k] MXN			3,362,302
				519,569,024

Philippines 1.1%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000		PHP	2,357,191
senior bond, 8.375%, 5/22/15	160,000,000		PHP	3,805,959
senior bond, 7.00%, 1/27/16	260,790,000		PHP	6,260,969
senior bond, 9.125%, 9/04/16	126,690,000		PHP	3,209,233
senior note, 1.625%, 4/25/16	3,251,880,000		PHP	72,058,323
				87,691,675

Poland 3.4%
Government of Poland,
5.75%, 4/25/14	54,585,000		PLN	18,198,623
5.50%, 4/25/15	49,885,000		PLN	17,055,422
6.25%, 10/24/15	46,028,000		PLN	16,075,052
5.00%, 4/25/16	304,780,000		PLN	105,058,834
4.75%, 10/25/16	242,460,000		PLN	83,580,914
[e]FRN, 2.72%, 1/25/17	64,309,000		PLN	21,309,892
[e]FRN, 2.72%, 1/25/21	65,239,000		PLN	21,203,487
				282,482,224

Russia 0.1%
Russia Foreign Bond, senior bond,
[c]144A, 7.50%, 3/31/30	2,475,330			2,874,291
[h]Reg S, 7.50%, 3/31/30	5,995,275			6,961,564
				9,835,855

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Serbia 2.6%
[c]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000		$46,017,450
7.25%, 9/28/21	29,790,000		33,357,948
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000	RSD	8,149,752
8/15/16	280,100,000	RSD	3,349,407
11/21/18	140,010,000	RSD	1,604,128
Serbia Treasury Note, 10.00%,
3/01/15	1,589,800,000	RSD	19,209,578
3/21/15	1,000,000,000	RSD	12,082,538
4/27/15	606,300,000	RSD	7,327,740
9/14/15	435,500,000	RSD	5,259,088
9/28/15	149,700,000	RSD	1,807,238
10/18/15	637,300,000	RSD	7,690,320
12/06/15	123,700,000	RSD	1,490,921
1/30/16	104,830,000	RSD	1,260,492
2/21/16	4,619,000,000	RSD	55,561,325
10/17/16	156,810,000	RSD	1,871,003
12/19/16	439,100,000	RSD	5,224,473
11/08/17	848,160,000	RSD	9,951,515
			221,214,916

Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,772,223

Slovenia 1.5%
[c]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		30,421,907
5.85%, 5/10/23	84,940,000		91,577,636
			121,999,543

South Korea 12.9%
Korea Monetary Stabilization Bond,
senior bond, 3.59%, 4/02/14	30,322,270,000	KRW	28,467,254
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	42,033,750
senior bond, 2.80%, 8/02/15	59,677,950,000	KRW	56,068,085
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,528,903
senior note, 3.28%, 6/02/14	10,340,800,000	KRW	9,717,011
senior note, 2.57%, 6/09/14	19,719,000,000	KRW	18,497,451
senior note, 2.82%, 8/02/14	11,569,200,000	KRW	10,863,409
senior note, 2.78%, 10/02/14	46,142,500,000	KRW	43,329,782
senior note, 2.84%, 12/02/14	61,896,730,000	KRW	58,160,024
senior note, 2.74%, 2/02/15	114,182,750,000	KRW	107,218,413
senior note, 2.76%, 6/02/15	165,919,000,000	KRW	155,831,805
senior note, 2.90%, 12/02/15	91,566,000,000	KRW	86,151,629
senior note, 2.78%, 2/02/16	7,819,740,000	KRW	7,334,352
senior bond, 3.50%, 6/10/14	8,900,000,000	KRW	8,368,527
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,723,214

22 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
South Korea (continued)
Korea Treasury Bond,
senior note, 3.25%, 12/10/14	28,350,610,000	KRW	$26,719,001
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,354,305
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	38,414,837
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	7,172,111
senior note, 2.75%, 12/10/15	328,043,360,000	KRW	307,792,554
senior note, 2.75%, 6/10/16	30,949,500,000	KRW	29,008,177
senior note, 3.00%, 12/10/16	32,065,200,000	KRW	30,215,484
			1,081,970,078

Sri Lanka 1.3%
Government of Sri Lanka,
10.60%, 7/01/19	25,700,000	LKR	209,771
11.20%, 7/01/22	89,990,000	LKR	733,529
A, 7.00%, 3/01/14	1,010,180,000	LKR	7,729,075
A, 11.25%, 7/15/14	154,200,000	LKR	1,197,846
A, 11.75%, 3/15/15	611,300,000	LKR	4,891,125
A, 6.50%, 7/15/15	90,460,000	LKR	685,478
A, 11.00%, 8/01/15	148,900,000	LKR	1,194,202
A, 6.40%, 8/01/16	86,300,000	LKR	642,598
A, 5.80%, 1/15/17	394,700,000	LKR	2,844,558
A, 7.50%, 8/15/18	33,420,000	LKR	242,947
A, 8.00%, 11/15/18	542,330,000	LKR	4,005,607
A, 9.00%, 5/01/21	162,810,000	LKR	1,195,233
B, 11.75%, 4/01/14	16,670,000	LKR	128,014
B, 6.60%, 6/01/14	33,700,000	LKR	257,612
B, 11.00%, 9/01/15	333,600,000	LKR	2,681,434
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,860,301
B, 6.40%, 10/01/16	885,200,000	LKR	6,524,202
B, 5.80%, 7/15/17	973,900,000	LKR	6,876,800
B, 8.50%, 7/15/18	124,950,000	LKR	942,904
C, 8.50%, 4/01/18	481,990,000	LKR	3,657,648
D, 8.50%, 6/01/18	119,600,000	LKR	905,432
[h]senior note, Reg S, 6.25%, 7/27/21	50,000,000		52,172,500
			111,578,816

Sweden 1.7%
Government of Sweden, 6.75%, 5/05/14	575,330,000	SEK	90,646,286
Kommuninvest I Sverige AB, 2.25%, 5/05/14	318,830,000	SEK	49,851,936
			140,498,222

Ukraine 2.5%
[c]Government of Ukraine,
144A, 9.25%, 7/24/17	45,640,000		42,816,253
144A, 7.75%, 9/23/20	50,845,000		45,247,474
senior bond, 144A, 6.58%, 11/21/16	9,395,000		8,432,482
senior bond, 144A, 7.80%, 11/28/22	87,520,000		77,892,800
senior note, 144A, 6.25%, 6/17/16	3,000,000		2,703,750

		Semiannual Report | 23

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Ukraine (continued)
[c]Government of Ukraine, (continued)
senior note, 144A, 6.75%, 11/14/17	300,000		$267,938
senior note, 144A, 7.95%, 2/23/21	12,058,000		10,806,982
senior note, 144A, 7.50%, 4/17/23	21,370,000		19,019,300
			207,186,979

Uruguay 5.3%
[j]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	132,140,696	UYU	5,740,616
Index Linked, zero cpn., 4/11/14	54,694,882	UYU	2,423,892
Index Linked, zero cpn., 4/16/14	26,472,434	UYU	1,172,238
Index Linked, zero cpn., 3/26/15	15,027,898	UYU	631,265
senior bond, Index Linked, 5.00%, 9/14/18	79,907,631	UYU	3,660,108
senior bond, Index Linked, 4.375%, 12/15/28	3,153,291,367	UYU	140,868,270
senior bond, Index Linked, 3.70%, 6/26/37	24,272,359	UYU	978,586
Uruguay Notas del Tesoro,
9.75%, 6/14/14	227,208,000	UYU	9,976,749
10.50%, 3/21/15	288,830,000	UYU	12,297,468
10.25%, 8/22/15	556,291,000	UYU	23,406,681
9.50%, 1/27/16	502,779,000	UYU	20,340,624
11.00%, 3/21/17	66,205,000	UYU	2,686,869
[j]2, Index Linked, 7.00%, 12/23/14	105,925,847	UYU	4,802,265
[j]10, Index Linked, 4.25%, 1/05/17	17,139,026	UYU	750,453
[j]13, Index Linked, 4.00%, 5/25/25	492,598,385	UYU	21,022,245
[j]14, Index Linked, 4.00%, 6/10/20	506,165,160	UYU	22,151,771
[j]16, Index Linked, 3.25%, 1/27/19	877,785	UYU	38,210
[j]17, Index Linked, 2.75%, 6/16/16	308,802,470	UYU	13,011,657
[j]18, Index Linked,2.25%, 8/23/17	262,693,768	UYU	10,524,489
[j]19, Index Linked, 2.50%, 9/27/22	164,915,208	UYU	6,467,258
[j]Index Linked, 4.00%, 6/14/15	427,989,535	UYU	18,646,598
[l]Uruguay Treasury Bills,
4/11/14	241,280,000	UYU	10,562,776
8/29/14	42,092,000	UYU	1,742,966
Uruguay Treasury Bill, Strip,
7/24/14	457,450,000	UYU	19,212,533
9/11/14	619,210,000	UYU	25,570,229
12/18/14	37,470,000	UYU	1,489,905
2/05/15	37,850,000	UYU	1,475,492
3/26/15	409,098,000	UYU	15,636,901
5/14/15	262,174,000	UYU	9,851,506
7/02/15	109,781,000	UYU	4,056,633
8/20/15	582,066,000	UYU	21,186,036
10/08/15	69,680,000	UYU	2,494,457
11/26/15	41,280,000	UYU	1,453,834
1/14/16	326,013,000	UYU	11,298,732
			447,630,312

24 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

	Templeton Global Total Return Fund	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Vietnam 0.0%†
	Government of Vietnam,
	[c]144A, 6.75%, 1/29/20	2,790,000		$3,093,412
	[h]Reg S, 6.875%, 1/15/16	100,000		107,734
				3,201,146

	Total Foreign Government and Agency Securities
	(Cost $5,191,296,456)			5,240,266,503

Quasi	-Sovereign and Corporate Bonds 12.5%
	Australia 0.2%
	[c]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	4,000,000		3,790,000
	[c]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
	7.00%, 11/01/15	178,000		184,564
	6.00%, 4/01/17	1,000,000		1,057,500
	6.875%, 2/01/18	7,000,000		7,393,750
	8.25%, 11/01/19	600,000		663,750
				13,089,564

	Bermuda 0.1%
	[c]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	2,600,000		2,753,322
	[c]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		6,115,250
				8,868,572

	Canada 0.4%
	CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		10,318,219
	[c]First Quantum Minerals Ltd., senior note, 144A,
	6.75%, 2/15/20	7,890,000		8,166,150
	7.00%, 2/15/21	7,890,000		8,185,875
	Novelis Inc., senior note,
	8.375%, 12/15/17	1,000,000		1,071,250
	8.75%, 12/15/20	4,000,000		4,520,000
				32,261,494

	Chile 0.0%†
	[c]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	1,200,000		1,232,148

	France 0.1%
	CGG, senior note,
	9.50%, 5/15/16	47,000		49,115
	7.75%, 5/15/17	2,850,000		2,921,250
	6.50%, 6/01/21	6,600,000		6,814,500
				9,784,865

	Germany 0.2%
	[c]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	2,200,000	EUR	3,307,342
	[c]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A,
	10.00%, 6/15/18	1,440,000	EUR	2,182,194

			Semiannual Report | 25

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Germany (continued)
[c,m]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK,
9.25%, 8/01/19	4,000,000		$4,167,500
[c]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	3,144,330
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,490,614
			14,291,980

Italy 0.2%
[c]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	12,300,000		13,038,000
[c,m]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK,
12.25%, 7/15/17	162,439	EUR	229,292
			13,267,292

Japan 0.0%†
[c]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,425,125
8.375%, 4/01/18	500,000	EUR	760,725
			2,185,850

Kazakhstan 0.3%
[c]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000		25,419,044
HSBK (Europe) BV, senior note,
[c]144A, 7.25%, 5/03/17	200,000		214,221
[h]Reg S, 7.25%, 5/03/17	100,000		107,110
[c]KazMunayGas National Co., senior note, 144A, 11.75%, 1/23/15	1,300,000		1,414,504
			27,154,879

Luxembourg 0.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	3,400,000		3,676,250
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	4,200,000		4,436,250
[c]senior bond, 144A, 5.50%, 8/01/23	1,500,000		1,488,750
senior note, 8.50%, 11/01/19	2,200,000		2,381,500
senior note, 7.25%, 10/15/20	2,000,000		2,182,500
senior note, 7.50%, 4/01/21	5,500,000		6,091,250
			20,256,500

Mexico 0.2%
[c]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	12,100,000		13,219,250

Netherlands 0.3%
[c]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	3,200,000		3,386,000
[c]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	3,000,000	EUR	4,768,762
[c]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	4,403,925
6.75%, 3/15/23	2,800,000	EUR	4,175,245
[c]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,628,913

26 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Netherlands (continued)
[c]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	4,500,000		$4,919,063
Ziggo Bond Co. BV,
[c]senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,472,287
[h]senior note, Reg S, 8.00%, 5/15/18	100,000	EUR	147,229
			24,901,424

Poland 0.1%
[c]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,897,155
[c]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	2,200,000	EUR	3,142,260
			5,039,415

Russia 0.8%
c,[n]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		11,876,668
senior note, 144A, 7.75%, 4/28/21	29,610,000		31,867,763
[n]Gaz Capital SA (OJSC Gazprom), loan participation,
[c]senior bond, 144A, 6.51%, 3/07/22	2,860,000		3,060,200
[h]senior bond, Reg S, 6.51%, 3/07/22	170,000		181,793
[c]senior note, 144A, 5.092%, 11/29/15	8,760,000		9,322,304
LUKOIL International Finance BV,
[c]144A, 6.656%, 6/07/22	430,000		473,000
[h]Reg S, 6.656%, 6/07/22	2,400,000		2,631,648
[c]senior note, 144A, 6.125%, 11/09/20	6,180,000		6,666,181
TNK-BP Finance SA,
[c]senior bond, 144A, 7.25%, 2/02/20	590,000		673,883
[h]senior note, Reg S, 7.875%, 3/13/18	420,000		486,154
			67,239,594

South Africa 0.8%
[c]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	31,079,000	EUR	40,476,512
Edcon Pty. Ltd.,
[c]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,733,807
[c]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		13,224,844
[c]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	10,848,977
[h]senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	137,051
			67,421,191

South Korea 0.1%
[c]The Export-Import Bank of Korea, senior note, 144A, 1.45%, 5/19/14	60,570,000	SEK	9,458,052

Spain 0.1%
[c]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	6,000,000		6,780,000
7.75%, 2/01/20	4,200,000		4,578,000
			11,358,000

Semiannual Report | 27

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Sweden 0.1%
[c]Stena AB, senior bond, 144A, 7.00%, 2/01/24	2,400,000		$2,478,000
[c]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	2,300,000		2,330,187
			4,808,187

Switzerland 0.1%
[c]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	2,100,000	EUR	3,070,329
5.75%, 2/15/19	2,300,000	EUR	3,289,057
			6,359,386

Trinidad and Tobago 0.0%†
Petro Co. of Trinidad and Tobago Ltd., senior note,
[c]144A, 9.75%, 8/14/19	450,000		563,625
[h]Reg S, 9.75%, 8/14/19	150,000		187,875
			751,500

Ukraine 0.3%
[c]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		15,523,648
7.40%, 4/20/18	15,100,000		12,382,000
			27,905,648

United Arab Emirates 0.0%†
DP World Ltd.,
[c]144A, 6.85%, 7/02/37	130,000		138,715
[h]Reg S, 6.85%, 7/02/37	1,500,000		1,600,552
			1,739,267

United Kingdom 0.5%
[c]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	500,000	EUR	757,706
senior secured note, first lien, 144A, 8.50%, 10/15/18	4,000,000		4,365,000
[c]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	2,000,000	EUR	2,996,325
[c]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	3,100,000		2,673,750
[c]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	10,419,000		10,907,391
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		361,843
Kerling PLC, senior secured note,
[c]144A, 10.625%, 2/01/17	3,000,000	EUR	4,428,744
[h]Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,771,498
[c]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	1,300,000		1,381,250
[c]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	1,400,000	GBP	2,413,107
[c]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	5,268,674
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	600,000		632,625
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	4,412,205
			42,370,118

28 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
United States 7.3%
[c]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	6,000,000		$6,600,000
Alere Inc., senior sub. note, 6.50%, 6/15/20	1,500,000		1,582,500
Ally Financial Inc., senior note,
4.75%, 9/10/18	800,000		855,000
7.50%, 9/15/20	3,200,000		3,884,000
Antero Resources Finance Corp., senior note, 7.25%, 8/01/19	942,000		1,017,360
[o]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18,
FRN thereafter, Perpetual	8,000,000		9,163,440
[c]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	6,900,000		7,288,125
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	6,600,000		6,756,750
first lien, 9.00%, 2/15/20	1,400,000		1,368,500
[c]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	316,000		354,710
7.50%, 2/15/21	2,292,000		2,538,390
7.875%, 1/15/23	4,278,000		4,834,140
[c]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	700,000	EUR	1,066,222
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	1,200,000		1,203,000
senior note, 7.25%, 10/30/17	400,000		426,000
senior note, 8.125%, 4/30/20	5,000,000		5,500,000
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	4,000,000		4,420,000
CenturyLink Inc., senior bond, 6.75%, 12/01/23	1,300,000		1,384,500
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000		687,000
8.25%, 9/01/21	7,400,000		8,140,000
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000		12,048,750
5.75%, 3/15/23	1,700,000		1,836,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000		5,691,600
senior note, 7.125%, 7/15/20	4,600,000		5,031,250
senior secured note, 5.125%, 8/15/18	1,300,000		1,379,625
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	4,000,000		4,190,000
senior note, 5.375%, 5/15/20	1,700,000		1,844,500
senior note, 5.00%, 8/15/22	6,400,000		6,748,634
[c]senior note, 144A, 6.625%, 4/01/18	600,000		679,500
Clayton Williams Energy Inc., senior note,
7.75%, 4/01/19	7,000,000		7,420,000
[c]144A, 7.75%, 4/01/19	4,000,000		4,240,000
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	7,900,000		8,314,750
senior secured note, first lien, 9.00%, 12/15/19	127,000		133,985
senior secured note, first lien, 11.25%, 3/01/21	1,000,000		1,122,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000		2,140,000
senior sub. note, 7.625%, 3/15/20	200,000		216,000
senior sub. note, 7.625%, 3/15/20	4,500,000		4,893,750

		Semiannual Report | 29

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	2,600,000	$2,889,250
[c,m]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000	1,381,250
[c]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	3,930,000	4,303,350
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	1,400,000	1,463,000
8.25%, 4/01/20	2,300,000	2,512,750
6.375%, 3/01/21	3,500,000	3,727,500
Cricket Communications Inc., senior note, 7.75%, 10/15/20	7,000,000	7,962,500
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	4,500,000	4,727,812
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000	11,433,000
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	7,100,000	7,543,750
Del Monte Corp., senior note, 7.625%, 2/15/19	5,100,000	5,316,750
DISH DBS Corp., senior note,
7.75%, 5/31/15	1,800,000	1,941,750
7.125%, 2/01/16	2,150,000	2,370,375
5.875%, 7/15/22	8,050,000	8,492,750
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000	5,777,000
El Paso Corp., senior note, 7.00%, 6/15/17	4,000,000	4,542,764
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	2,516,000	2,709,417
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	1,300,000	1,324,375
senior note, 7.50%, 10/15/20	5,000,000	5,737,500
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000	1,080,000
senior note, 9.25%, 12/15/17	4,000,000	4,390,000
Equinix Inc., senior bond, 5.375%, 4/01/23	14,000,000	14,280,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	100,000	101,125
[c]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	4,000,000	4,380,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000	10,560,000
[c]senior note, 144A, 11.25%, 1/15/21	500,000	571,250
[c]senior secured bond, 144A, 8.25%, 1/15/21	5,000,000	5,450,000
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	2,900,000	3,367,286
5.00%, 5/15/18	500,000	556,317
8.125%, 1/15/20	1,000,000	1,268,288
Freescale Semiconductor Inc.,
senior note, 8.05%, 2/01/20	6,700,000	7,386,750
senior note, 10.75%, 8/01/20	2,374,000	2,771,645
[c]senior secured note, 144A, 6.00%, 1/15/22	3,000,000	3,191,250
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000	532,500
senior note, 8.50%, 4/15/20	3,400,000	3,944,000
senior note, 8.75%, 4/15/22	1,500,000	1,725,000
senior note, 7.125%, 1/15/23	2,700,000	2,855,250
senior note, 7.875%, 1/15/27	300,000	302,250
[c]Gannett Co. Inc., senior note, 144A, 5.125%, 7/15/20	1,600,000	1,656,000
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	1,900,000	1,952,250
GMAC Inc., sub. note, 8.00%, 12/31/18	3,300,000	3,951,750

30 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)
United States (continued)
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	$9,109,250
Halcon Resources Corp., senior note, 8.875%, 5/15/21	8,000,000	8,180,000
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,673,750
senior secured note, 7.875%, 2/15/20	100,000	107,250
senior secured note, 5.875%, 3/15/22	11,900,000	13,030,500
HDTFS Inc., senior note, 6.25%, 10/15/22	800,000	850,000
Hologic Inc., senior note, 6.25%, 8/01/20	5,000,000	5,337,500
Interactive Data Corp., senior note, 10.25%, 8/01/18	2,300,000	2,492,170
[c]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	4,600,000	4,922,000
[c,m]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	3,400,000	3,595,500
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,741,250
[c]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	5,500,000	6,050,000
7.25%, 6/01/21	700,000	743,750
[o] JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23,
FRN thereafter, Perpetual	5,000,000	5,000,000
[c]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,768,750
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	1,600,000	1,752,000
7.75%, 2/01/21	6,900,000	7,503,750
[c]144A, 6.25%, 11/01/19	2,500,000	2,618,750
The Manitowoc Co. Inc., senior note, 8.50%, 11/01/20	4,100,000	4,668,875
Meritor Inc., senior note, 6.75%, 6/15/21	4,000,000	4,270,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	882,000
7.50%, 6/01/16	2,900,000	3,248,000
8.625%, 2/01/19	700,000	841,750
6.75%, 10/01/20	200,000	221,500
6.625%, 12/15/21	5,700,000	6,262,875
Michael’s Stores Inc., senior note, 7.75%, 11/01/18	4,900,000	5,279,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	5,400,000	5,737,500
Navistar International Corp., senior note, 8.25%, 11/01/21	6,100,000	6,397,375
[c]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	3,700,000	3,894,250
9.50%, 10/15/20	5,900,000	6,327,750
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	4,000,000	4,110,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	5,073,062
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	4,600,000	5,071,500
Penn Virginia Corp., senior note, 8.50%, 5/01/20	7,300,000	8,066,500
Pinnacle Entertainment Inc., senior sub. note,
8.75%, 5/15/20	2,050,000	2,265,250
7.75%, 4/01/22	4,300,000	4,708,500
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	900,000	995,625
6.625%, 5/01/21	3,500,000	3,841,250
6.875%, 2/15/23	500,000	560,000

Semiannual Report | 31

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

		Templeton Global Total Return Fund	Principal Amount*	Value
		Quasi-Sovereign and Corporate Bonds (continued)
		United States (continued)
		[c]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	200,000	$210,000
		[c]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	1,000,000	1,073,750
		Quicksilver Resources Inc.,
		[c,e]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000	2,489,062
		senior note, 9.125%, 8/15/19	4,400,000	4,499,000
		Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
		5.875%, 3/01/22	1,500,000	1,563,750
		Regions Bank, sub. note, 7.50%, 5/15/18	2,000,000	2,386,320
		Reynolds Group Issuer Inc./LLC/SA,
		senior note, 8.50%, 5/15/18	3,950,000	4,167,250
		senior note, 9.00%, 4/15/19	8,550,000	9,234,000
		senior note, 9.875%, 8/15/19	1,000,000	1,132,500
		senior secured note, 7.125%, 4/15/19	500,000	534,375
		[c]Sabine Pass Liquefaction LLC, secured note, 144A, 5.625%, 2/01/21	9,600,000	9,888,000
		[c]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	11,500,000	12,836,875
		[c]Sealed Air Corp., senior note, 144A,
		8.125%, 9/15/19	800,000	901,000
		6.50%, 12/01/20	3,400,000	3,778,250
		8.375%, 9/15/21	800,000	927,000
		SLM Corp., senior note,
		8.45%, 6/15/18	3,900,000	4,631,250
		5.50%, 1/15/19	3,600,000	3,820,972
		Sprint Nextel Corp., senior note,
		8.375%, 8/15/17	2,000,000	2,352,500
		6.00%, 11/15/22	5,000,000	5,150,000
		[c]144A, 9.00%, 11/15/18	9,000,000	11,047,500
		[c]144A, 7.00%, 3/01/20	400,000	464,000
		Sterling International Inc., senior note, 11.00%, 10/01/19	1,200,000	1,260,000
		[c]Sun Merger Sub Inc., senior note, 144A, 5.875%, 8/01/21	4,400,000	4,540,250
		T-Mobile USA Inc.,
		senior bond, 6.50%, 1/15/24	1,000,000	1,062,500
		senior note, 6.542%, 4/28/20	3,200,000	3,476,000
		senior note, 6.125%, 1/15/22	600,000	636,000
		Tenet Healthcare Corp., senior note, 8.125%, 4/01/22	3,900,000	4,377,750
		Terex Corp., senior note, 6.00%, 5/15/21	8,400,000	8,883,000
		[c]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric
		Holdings Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	6,200,000	4,595,750
		Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,700,000	2,794,500
		[c]Univision Communications Inc.,
		senior secured bond, 144A, 6.75%, 9/15/22	2,000,000	2,230,000
		senior secured note, 144A, 6.875%, 5/15/19	1,500,000	1,616,250
		senior secured note, 144A, 7.875%, 11/01/20	2,500,000	2,781,250
		senior secured note, 144A, 5.125%, 5/15/23	800,000	824,000
		[c]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000	1,717,500
		Visant Corp., senior note, 10.00%, 10/01/17	6,500,000	6,321,250
		[c]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000	11,633,500
		W&T Offshore Inc., senior note, 8.50%, 6/15/19	5,000,000	5,437,500
		West Corp., senior note, 7.875%, 1/15/19	3,500,000	3,780,000
				612,684,071
32	|	Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Venezuela 0.1%
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	5,790,000		$5,448,853

Total Quasi-Sovereign and Corporate Bonds
(Cost $989,880,424)			1,043,097,100

[p]Credit-Linked Notes 0.1%
Ukraine 0.1%
[c,e]Citigroup Funding Inc. (Export/Import Bank of Ukraine), 144A, FRN,
5.50%, 9/01/15	10,273,600	UAH	963,600
[c]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	47,890,500	UAH	4,493,117
8/25/15	17,064,600	UAH	1,600,624

Total Credit-Linked Notes (Cost $8,050,186)			7,057,341

[e,q]Senior Floating Rate Interests 0.0%†
Luxembourg 0.0%†
August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	164,128		168,641

United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948		187,149
Air Distribution Technologies (Tomkins Air Distribution),
Second Lien Initial Loan, 9.25%, 5/09/20	114,496		116,929
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	53,741		55,219
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	569,795		575,347
[r]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812		22,725
FRAM Group Holdings Inc. (Autoparts Holdings),
Second Lien Term Loan, 10.50%, 1/29/18	95,485		91,546
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086		13,451
Road Infrastructure Investment LLC (Ennis Flint),
Second Lien Term Loan, 10.25%, 9/30/18	711,596		720,491
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		325,709
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		205,542
			2,314,108

Total Senior Floating Rate Interests (Cost $2,439,813)			2,482,749

	Shares
Escrow and Litigation Trust 0.0%
[a,r]Comfort Co. Inc., Escrow Account	1,299		—
[a,b,r]NewPage Corp., Litigation Trust	2,500,000		—

Total Escrow and Litigation Trust (Cost $—)			—

Total Investments before Short Term Investments
(Cost $6,251,020,972)			6,353,003,289

Semiannual Report | 33

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Shares		Value
Short Term Investments 21.7%
Foreign Government and Agency Securities 9.0%
Canada 0.7%
Government of Canada,
2.00%, 3/01/14	17,343,000	CAD	$15,672,637
0.75%, 5/01/14	30,492,000	CAD	27,546,396
3.00%, 6/01/14	15,660,000	CAD	14,222,484
			57,441,517

Hungary 0.0%†
[l]Hungary Treasury Bill, 6/25/14	791,660,000	HUF	3,495,044

Malaysia 1.3%
[l]Bank of Negara Monetary Notes, 3/04/14 - 2/17/15	345,750,000	MYR	104,218,157
[l]Malaysia Treasury Bill, 5/30/14	890,000	MYR	269,717
			104,487,874

Philippines 1.1%
[l]Philippine Treasury Bills, 3/05/14 - 11/05/14	4,297,775,000	PHP	95,971,222

Singapore 3.6%
[l]Monetary Authority of Singapore Treasury Bills, 4/04/14 - 8/19/14	64,685,000	SGD	51,001,668
[l]Singapore Treasury Bills,
4/04/14 - 5/16/14	28,561,000	SGD	22,521,921
5/30/14	118,514,000	SGD	93,439,632
10/31/14	170,000,000	SGD	133,869,367
			300,832,588

South Korea 0.3%
Korea Monetary Stabilization Bond, senior bond,
2.55%, 5/09/14	4,757,000,000	KRW	4,462,238
2.72%, 9/09/14	20,084,000,000	KRW	18,852,162
			23,314,400

Sweden 1.9%
[l]Sweden Treasury Bill, 6/18/14	1,001,770,000	SEK	155,921,686

Uruguay 0.1%
[l]Uruguay Treasury Bills, 3/07/14 - 1/16/15	284,180,000	UYU	11,829,266

Total Foreign Government and Agency Securities
(Cost $766,306,607)			753,293,597

Total Investments before Money Market Funds
(Cost $7,017,327,579)			7,106,296,886

34 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund	Shares	Value
Short Term Investments (continued)
Money Market Funds (Cost $1,067,784,135) 12.7%
United States 12.7%
[a,s]Institutional Fiduciary Trust Money Market Portfolio	1,067,784,135	$1,067,784,135
Total Investments (Cost $8,085,111,714) 97.6%		8,174,081,021
Other Assets, less Liabilities 2.4%		197,445,913
Net Assets 100.0%		$8,371,526,934

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bAt February 28, 2014, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2014, the aggregate value of these securities was $1,102,696,687, representing 13.17% of net assets.
dSecurity is linked to the Argentine GDP and does not pay principal over the life of the security or at expiration. The holder is entitled to receive only variable payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or “notional” value of this GDP linked security.
eThe coupon rate shown represents the rate at period end.
fPrincipal amount is stated in 1,000 Brazilian Real Units.
gRedemption price at maturity is adjusted for inflation. See Note 1(h).
hSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2014, the aggregate value of these securities was $105,231,079, representing 1.26% of net assets.
iPrincipal amount is stated in 100 Mexican Peso Units.
jPrincipal amount of security is adjusted for inflation. See Note 1(h).
kPrincipal amount is stated in 100 Unidad de Inversion Units.
lThe security is traded on a discount basis with no stated coupon rate.
mIncome may be received in additional securities and/or cash.
nSee Note 1(d) regarding loan participation notes.
oPerpetual security with no stated maturity date.
pSee Note 1(e) regarding credit-linked notes.
qSee Note 1(f) regarding senior floating rate interests.
rSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2014, the aggregate value of these securities was $22,725, representing less than 0.01% of net assets.
sSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 35

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	39,500,000	79,806		3/03/14	$—	$(9,125)
Chilean Peso	DBAB	Sell	39,500,000	70,347		3/03/14	—	(334)
Euro	DBAB	Buy	4,886,000	6,694,309		3/03/14	48,356	—
Euro	DBAB	Sell	4,886,000	6,428,755		3/03/14	—	(313,910)
Indian Rupee	CITI	Buy	42,980,000	663,989		3/03/14	31,604	—
Indian Rupee	CITI	Sell	42,980,000	693,920		3/03/14	—	(1,673)
Indian Rupee	HSBK	Buy	265,181,500	4,094,203		3/03/14	197,524	—
Indian Rupee	HSBK	Sell	265,181,500	4,281,402		3/03/14	—	(10,324)
Japanese Yen	JPHQ	Buy	284,200,000	2,783,273		3/03/14	8,521	—
Japanese Yen	JPHQ	Sell	284,200,000	3,125,275		3/03/14	333,481	—
Polish Zloty	DBAB	Buy	14,078,000	3,248,569	EUR	3/03/14	187,722	—
Polish Zloty	DBAB	Sell	14,078,000	3,380,072	EUR	3/03/14	—	(6,249)
Japanese Yen	HSBK	Buy	284,000,000	2,775,416		3/04/14	14,428	—
Japanese Yen	HSBK	Sell	284,000,000	3,119,165		3/04/14	329,321	—
Japanese Yen	UBSW	Buy	316,900,000	3,104,276		3/04/14	8,758	—
Japanese Yen	UBSW	Sell	316,900,000	3,447,188		3/04/14	334,155	—
South Korean Won	JPHQ	Buy	10,406,210,000	9,438,739		3/04/14	320,773	—
South Korean Won	JPHQ	Sell	10,406,210,000	9,760,092		3/04/14	580	—
Chilean Peso	BZWS	Buy	329,100,000	664,513		3/05/14	—	(75,765)
Chilean Peso	BZWS	Sell	329,100,000	588,204		3/05/14	—	(544)
Chilean Peso	DBAB	Buy	39,500,000	79,589		3/05/14	—	(8,925)
Chilean Peso	DBAB	Sell	39,500,000	70,789		3/05/14	125	—
Euro	DBAB	Sell	4,049,000	5,273,823		3/05/14	—	(313,776)
Polish Zloty	DBAB	Buy	18,098,270	4,240,457	EUR	3/05/14	151,980	—
Singapore Dollar	MSCO	Buy	5,055,000	3,957,257		3/05/14	30,603	—
Euro	BZWS	Sell	6,958,929	9,105,341		3/07/14	—	(497,930)
Japanese Yen	BZWS	Sell	2,532,491,700	25,543,853		3/07/14	665,790	—
Japanese Yen	MSCO	Sell	91,664,560	988,553		3/07/14	88,081	—
Chilean Peso	MSCO	Buy	222,700,000	449,899		3/10/14	—	(51,735)
Euro	BZWS	Sell	3,300,631	4,299,864		3/10/14	—	(254,972)
Euro	CITI	Sell	15,709,005	20,523,030		3/10/14	—	(1,155,234)
Euro	HSBK	Sell	427,000	557,235		3/10/14	—	(32,021)
Euro	MSCO	Sell	1,211,000	1,582,474		3/10/14	—	(88,693)
Ghana Cedi New	BZWS	Buy	3,180,000	1,350,318		3/10/14	—	(118,874)
Polish Zloty	DBAB	Buy	230,476,746	53,887,479	EUR	3/10/14	2,067,796	—
Malaysian Ringgit	HSBK	Buy	124,263,688	39,214,746		3/11/14	—	(1,308,673)
Singapore Dollar	CITI	Buy	47,913,020	38,494,557		3/11/14	—	(696,165)
Singapore Dollar	GSCO	Buy	5,725,000	4,592,860		3/11/14	—	(76,430)
Euro	DBAB	Sell	4,002,875	5,215,346		3/12/14	—	(308,572)
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,971,748		3/12/14	—	(339,144)
Polish Zloty	DBAB	Buy	12,599,020	2,961,897	EUR	3/12/14	90,235	—

36 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
South Korean Won	HSBK	Buy	11,313,150,000	10,207,660		3/12/14	$397,390	$—
Euro	JPHQ	Sell	4,720,000	6,221,338		3/13/14	—	(292,199)
Euro	DBAB	Sell	37,200,000	48,725,676		3/14/14	—	(2,609,784)
Euro	JPHQ	Sell	26,500,000	34,663,988		3/14/14	—	(1,905,628)
Japanese Yen	CITI	Sell	9,546,876,430	99,260,000		3/14/14	5,472,238	—
Malaysian Ringgit	DBAB	Buy	563,206,240	178,000,000		3/14/14	—	(6,227,937)
Mexican Peso	CITI	Buy	53,831,500	4,089,514		3/14/14	—	(35,044)
Polish Zloty	DBAB	Buy	7,949,300	1,861,227	EUR	3/14/14	67,043	—
Polish Zloty	JPHQ	Buy	352,645,568	82,610,000	EUR	3/14/14	2,915,407	—
Singapore Dollar	HSBK	Buy	8,971,900	7,193,634		3/14/14	—	(115,728)
Swedish Krona	DBAB	Buy	691,813,920	82,400,000	EUR	3/14/14	—	(5,832,758)
Euro	BZWS	Sell	1,054,943	1,372,766		3/17/14	—	(83,037)
Euro	DBAB	Sell	38,590,000	50,238,392		3/17/14	—	(3,015,128)
Euro	JPHQ	Sell	27,462,000	35,627,139		3/17/14	—	(2,269,937)
Japanese Yen	BZWS	Sell	8,582,643,860	89,740,000		3/17/14	5,423,424	—
Japanese Yen	CITI	Sell	241,795,083	2,525,671		3/17/14	150,257	—
Polish Zloty	BZWS	Buy	7,593,347	1,780,595	EUR	3/17/14	59,818	—
Polish Zloty	DBAB	Buy	22,045,960	5,169,405	EUR	3/17/14	174,006	—
Polish Zloty	JPHQ	Buy	365,237,029	85,614,000	EUR	3/17/14	2,921,284	—
Swedish Krona	DBAB	Buy	679,124,250	81,000,000	EUR	3/17/14	—	(5,884,691)
Euro	CITI	Sell	113,350,770	147,917,240		3/18/14	—	(8,504,707)
Euro	DBAB	Sell	2,334,000	3,036,651		3/18/14	—	(184,226)
Indian Rupee	JPHQ	Buy	1,312,000	20,696		3/18/14	470	—
Malaysian Ringgit	DBAB	Buy	41,150,164	12,361,119		3/18/14	186,193	—
Singapore Dollar	DBAB	Buy	7,150,000	5,729,167		3/18/14	—	(88,543)
Swedish Krona	DBAB	Buy	4,627,500	510,719	EUR	3/18/14	16,757	—
Hungarian Forint	DBAB	Buy	5,376,462,700	17,026,111	EUR	3/19/14	427,386	—
Hungarian Forint	JPHQ	Buy	1,611,347,720	5,107,833	EUR	3/19/14	121,136	—
Malaysian Ringgit	DBAB	Buy	58,684,300	18,486,155		3/19/14	—	(593,509)
Malaysian Ringgit	HSBK	Buy	51,780,000	16,302,500		3/19/14	—	(514,952)
Philippine Peso	HSBK	Buy	56,180,000	1,255,700		3/19/14	—	(3,713)
Polish Zloty	DBAB	Buy	8,845,690	2,070,378	EUR	3/19/14	74,669	—
Singapore Dollar	DBAB	Buy	8,097,700	6,348,946		3/19/14	39,319	—
Singapore Dollar	HSBK	Buy	9,257,000	7,420,143		3/19/14	—	(117,308)
Singapore Dollar	JPHQ	Buy	5,777,000	4,508,913		3/19/14	48,555	—
South Korean Won	CITI	Buy	35,659,300,000	31,584,854		3/19/14	1,828,616	—
Euro	DBAB	Sell	4,500,000	5,839,370		3/20/14	—	(370,537)
Hungarian Forint	JPHQ	Buy	2,695,829,000	8,513,055	EUR	3/20/14	246,809	—
Chilean Peso	JPHQ	Buy	122,700,000	248,129		3/21/14	—	(29,042)
Euro	BZWS	Sell	762,348	989,985		3/21/14	—	(62,039)
Euro	DBAB	Sell	11,411,000	14,816,570		3/21/14	—	(930,362)
Hungarian Forint	JPHQ	Buy	2,681,357,000	8,513,055	EUR	3/21/14	181,729	—
Malaysian Ringgit	HSBK	Buy	11,185,200	3,519,461		3/21/14	—	(109,547)
Polish Zloty	BZWS	Buy	10,009,200	2,344,075	EUR	3/21/14	82,174	—

Semiannual Report | 37

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Swedish Krona	BZWS	Buy	32,000,000	3,795,562	EUR	3/21/14	$—	$(248,464)
Malaysian Ringgit	HSBK	Buy	7,500,000	2,353,089		3/24/14	—	(67,061)
Mexican Peso	CITI	Buy	157,237,800	11,532,433		3/24/14	301,223	—
Japanese Yen	BZWS	Sell	735,719,080	7,756,659		3/25/14	528,585	—
Euro	CITI	Sell	1,573,442	2,046,576		3/26/14	—	(124,732)
Euro	DBAB	Sell	543,750	706,467		3/26/14	—	(43,893)
Indian Rupee	DBAB	Buy	426,079,000	6,698,302		3/26/14	164,199	—
Malaysian Ringgit	DBAB	Buy	7,644,500	2,408,627		3/26/14	—	(78,839)
Malaysian Ringgit	HSBK	Buy	7,284,000	2,293,884		3/26/14	—	(73,965)
Polish Zloty	DBAB	Buy	5,265,800	1,225,232	EUR	3/26/14	53,682	—
Indian Rupee	DBAB	Buy	1,220,372,433	19,376,444		3/28/14	270,857	—
Serbian Dinar	DBAB	Buy	904,845,548	7,487,344	EUR	3/28/14	408,913	—
Euro	DBAB	Sell	369,873	476,922		3/31/14	—	(33,492)
Norwegian Krone	MSCO	Buy	14,659,688	1,914,797	EUR	3/31/14	—	(202,208)
Polish Zloty	DBAB	Buy	313,000	72,877	EUR	3/31/14	3,090	—
Uruguayan Peso	CITI	Buy	67,900,000	3,288,136		3/31/14	—	(308,279)
Euro	DBAB	Sell	1,124,643	1,445,335		4/03/14	—	(106,638)
Indian Rupee	DBAB	Buy	136,067,550	2,153,990		4/03/14	34,009	—
Polish Zloty	DBAB	Buy	14,796,480	3,441,442	EUR	4/04/14	149,910	—
Euro	BZWS	Sell	1,763,676	2,269,939		4/07/14	—	(163,879)
Indian Rupee	CITI	Buy	42,565,000	672,858		4/07/14	11,068	—
Indian Rupee	DBAB	Buy	1,239,000	19,561		4/07/14	347	—
Indian Rupee	HSBK	Buy	143,032,000	2,258,162		4/07/14	40,048	—
Indian Rupee	JPHQ	Buy	20,335,000	321,553		4/07/14	5,186	—
Indian Rupee	DBAB	Buy	23,321,000	366,472		4/09/14	8,100	—
Euro	DBAB	Sell	1,845,167	2,421,576		4/10/14	—	(124,698)
Euro	HSBK	Sell	2,107,000	2,753,575		4/10/14	—	(154,020)
Euro	DBAB	Sell	5,047,127	6,605,427		4/11/14	—	(359,453)
Euro	UBSW	Sell	1,054,000	1,379,950		4/11/14	—	(74,538)
Chilean Peso	MSCO	Buy	195,220,000	399,100		4/14/14	—	(51,363)
Euro	JPHQ	Sell	3,371,000	4,418,346		4/14/14	—	(233,531)
Euro	DBAB	Sell	82,000	107,863		4/15/14	—	(5,295)
Indian Rupee	DBAB	Buy	911,000	14,445		4/15/14	170	—
South Korean Won	JPHQ	Buy	11,328,005,920	9,907,299		4/15/14	691,343	—
Euro	HSBK	Sell	3,919,180	5,129,932		4/16/14	—	(278,416)
Indian Rupee	DBAB	Buy	1,953,000	31,142		4/17/14	178	—
Chilean Peso	MSCO	Buy	174,920,000	355,131		4/21/14	—	(43,747)
Indian Rupee	JPHQ	Buy	1,288,000	20,635		4/21/14	4	—
Japanese Yen	BZWS	Sell	813,310,000	8,360,807		4/21/14	369,207	—
Japanese Yen	JPHQ	Sell	488,670,000	5,016,502		4/21/14	214,822	—
Euro	BZWS	Sell	1,737,194	2,287,850		4/22/14	—	(109,425)
Euro	DBAB	Sell	528,843	692,900		4/22/14	—	(36,886)
Euro	JPHQ	Sell	481,591	630,419		4/22/14	—	(34,162)
Indian Rupee	DBAB	Buy	451,000	7,187		4/22/14	39	—

38 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Indian Rupee	JPHQ	Buy	2,423,000	38,632		4/22/14	$187	$—
Japanese Yen	CITI	Sell	271,000,000	2,769,404		4/22/14	106,537	—
Japanese Yen	JPHQ	Sell	781,110,000	7,979,385		4/22/14	304,139	—
Norwegian Krone	BZWS	Buy	45,987,000	5,992,729	EUR	4/22/14	—	(621,619)
Euro	DBAB	Sell	8,888,599	11,650,287		4/23/14	—	(615,710)
Swedish Krona	DBAB	Buy	195,715,395	22,744,381	EUR	4/23/14	—	(887,905)
Euro	BZWS	Sell	8,880,588	11,599,824		4/25/14	—	(655,119)
Euro	DBAB	Sell	403,979	527,597		4/25/14	—	(29,882)
Chilean Peso	JPHQ	Buy	110,826,000	223,102		4/28/14	—	(25,938)
Indian Rupee	HSBK	Buy	52,129,000	814,713		4/29/14	19,338	—
Euro	BZWS	Sell	9,766,340	12,737,269		4/30/14	—	(739,991)
Euro	DBAB	Sell	2,285,000	3,033,612		4/30/14	—	(119,621)
Indian Rupee	DBAB	Buy	390,749,733	6,237,873		4/30/14	12,779	—
Norwegian Krone	UBSW	Buy	18,312,027	2,365,284	EUR	4/30/14	—	(219,462)
Polish Zloty	BZWS	Buy	622,000	146,353	EUR	4/30/14	3,637	—
Uruguayan Peso	CITI	Buy	412,400,000	20,000,000		4/30/14	—	(2,051,877)
Euro	BZWS	Sell	1,144,918	1,517,520		5/05/14	—	(62,436)
Euro	DBAB	Sell	400,000	529,400		5/05/14	—	(22,589)
Indian Rupee	HSBK	Buy	66,000,000	1,032,355		5/06/14	22,160	—
Indian Rupee	JPHQ	Buy	22,900,000	358,140		5/06/14	7,745	—
Euro	BZWS	Sell	6,319,000	8,292,740		5/07/14	—	(427,317)
Euro	DBAB	Sell	303,339	398,860		5/07/14	—	(19,739)
Euro	GSCO	Sell	15,008,000	19,744,525		5/07/14	—	(966,127)
Indian Rupee	HSBK	Buy	28,500,000	447,603		5/07/14	7,665	—
Euro	GSCO	Sell	10,269,000	13,448,385		5/08/14	—	(722,575)
British Pound Sterling	DBAB	Sell	2,900,000	4,484,270		5/09/14	—	(367,412)
Euro	DBAB	Sell	2,100,000	2,756,775		5/09/14	—	(141,173)
Chilean Peso	MSCO	Buy	101,000,000	204,868		5/12/14	—	(25,455)
Euro	GSCO	Sell	8,965,000	11,844,110		5/12/14	—	(527,382)
Euro	UBSW	Sell	3,160,000	4,172,385		5/12/14	—	(188,342)
Indian Rupee	DBAB	Buy	93,191,125	1,468,498		5/12/14	18,690	—
Indian Rupee	HSBK	Buy	47,584,000	747,086		5/12/14	12,282	—
Japanese Yen	CITI	Sell	618,846,000	6,272,702		5/12/14	191,240	—
Euro	GSCO	Sell	10,195,000	13,388,584		5/13/14	—	(680,285)
Indian Rupee	HSBK	Buy	620,000	9,747		5/13/14	145	—
Japanese Yen	GSCO	Sell	827,501,000	8,357,161		5/13/14	225,184	—
Japanese Yen	UBSW	Sell	618,542,000	6,245,691		5/13/14	167,186	—
Japanese Yen	CITI	Sell	618,542,000	6,148,162		5/14/14	69,627	—
Singapore Dollar	DBAB	Buy	4,645,000	3,695,012		5/14/14	—	(30,470)
British Pound Sterling	DBAB	Sell	121,775	185,890		5/15/14	—	(17,830)
Euro	BZWS	Sell	8,514,000	11,298,589		5/16/14	—	(450,552)
Indian Rupee	DBAB	Buy	874,775,000	13,794,449		5/19/14	146,262	—
Indian Rupee	JPHQ	Buy	253,960,000	4,005,236		5/19/14	41,957	—
Singapore Dollar	DBAB	Buy	3,202,500	2,525,432		5/19/14	1,096	—
Swedish Krona	DBAB	Buy	328,300,000	36,564,721	EUR	5/19/14	680,566	—
							Semiannual Report | 39

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	GSCO	Sell	15,810,277	20,486,166		5/20/14	$—	$(1,331,717)
Euro	BZWS	Sell	6,311,000	8,123,835		5/21/14	—	(585,229)
Indian Rupee	DBAB	Buy	871,067,000	13,768,110		5/21/14	108,011	—
Indian Rupee	HSBK	Buy	34,619,025	547,103		5/21/14	4,379	—
Indian Rupee	JPHQ	Buy	36,649,700	579,561		5/21/14	4,270	—
Swedish Krona	BZWS	Buy	87,396,350	9,715,455	EUR	5/21/14	206,139	—
Malaysian Ringgit	HSBK	Buy	1,935,400	628,601		5/22/14	—	(40,566)
Euro	JPHQ	Sell	3,472,968	4,490,235		5/23/14	—	(302,401)
Mexican Peso	HSBK	Buy	26,270,786	2,068,484		5/23/14	—	(100,267)
Indian Rupee	DBAB	Buy	426,079,000	6,738,718		5/27/14	40,676	—
Malaysian Ringgit	JPHQ	Buy	115,828,650	34,906,547		5/27/14	280,478	—
Polish Zloty	MSCO	Buy	9,266,000	2,170,964	EUR	5/27/14	61,792	—
Singapore Dollar	BZWS	Buy	7,817,000	6,175,297		5/27/14	—	(8,263)
Malaysian Ringgit	HSBK	Buy	7,970,400	2,577,166		5/28/14	—	(155,950)
Mexican Peso	HSBK	Buy	23,487,206	1,719,037		5/29/14	39,882	—
Philippine Peso	DBAB	Buy	159,000,000	3,789,323		5/29/14	—	(257,873)
Euro	GSCO	Sell	52,151,000	67,240,892		5/30/14	—	(4,726,794)
Indian Rupee	DBAB	Buy	390,749,733	6,199,080		5/30/14	14,360	—
Indian Rupee	HSBK	Buy	216,500,000	3,436,153		5/30/14	6,484	—
Indian Rupee	JPHQ	Buy	206,070,000	3,272,173		5/30/14	4,614	—
Japanese Yen	GSCO	Sell	8,236,852,000	80,729,707		5/30/14	—	(221,969)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,816,801		5/30/14	—	(260,562)
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,758,348		5/30/14	—	(261,158)
Singapore Dollar	BZWS	Buy	48,715,265	38,516,181		5/30/14	—	(83,328)
Singapore Dollar	DBAB	Buy	13,172,000	10,393,708		5/30/14	7,563	(9,507)
South Korean Won	JPHQ	Buy	23,492,350,000	21,422,379		5/30/14	507,287	—
Indian Rupee	CITI	Buy	42,980,000	680,063		6/03/14	2,776	—
Indian Rupee	DBAB	Buy	39,167,000	621,916		6/03/14	345	—
Indian Rupee	HSBK	Buy	265,181,500	4,193,123		6/03/14	19,911	—
Japanese Yen	DBAB	Sell	6,912,259,000	68,540,000		6/03/14	604,630	—
Japanese Yen	JPHQ	Sell	2,962,582,246	29,380,000		6/04/14	262,827	—
Chilean Peso	BZWS	Buy	329,100,000	583,200		6/05/14	—	(34)
Euro	BZWS	Sell	2,397,130	3,131,730		6/05/14	—	(176,289)
Euro	DBAB	Sell	7,466,000	9,847,505		6/06/14	—	(455,519)
Malaysian Ringgit	DBAB	Buy	1,294,000	410,247		6/06/14	—	(17,353)
Polish Zloty	DBAB	Buy	4,100,000	943,266	EUR	6/06/14	50,436	—
Euro	GSCO	Sell	7,506,700	9,850,142		6/09/14	—	(509,066)
Japanese Yen	CITI	Sell	2,026,500,000	20,434,607		6/09/14	516,888	—
Japanese Yen	HSBK	Sell	3,034,900,000	30,652,459		6/09/14	823,550	—
Japanese Yen	JPHQ	Sell	2,034,600,000	20,434,892		6/09/14	437,561	—
Mexican Peso	CITI	Buy	162,809,640	12,301,260		6/09/14	—	(118,963)
Singapore Dollar	DBAB	Buy	9,810,000	7,828,897		6/09/14	—	(89,344)
Singapore Dollar	GSCO	Buy	5,725,000	4,563,207		6/09/14	—	(46,496)
Japanese Yen	BZWS	Sell	3,257,620,000	33,474,591		6/10/14	1,456,440	—
Japanese Yen	HSBK	Sell	3,469,350,000	35,865,587		6/10/14	1,766,407	—
40 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Japanese Yen	JPHQ	Sell	2,352,700,000	23,910,418		6/10/14	$786,449	$—
Mexican Peso	CITI	Buy	162,627,000	12,268,551		6/10/14	—	(100,850)
Swedish Krona	DBAB	Buy	37,550,000	4,307,242	EUR	6/10/14	—	(96,748)
Euro	GSCO	Sell	8,776,716	11,628,271		6/11/14	—	(483,567)
Japanese Yen	DBAB	Sell	1,148,800,000	11,954,712		6/11/14	663,434	—
Japanese Yen	JPHQ	Sell	3,214,350,000	33,474,583		6/11/14	1,881,513	—
Polish Zloty	CITI	Buy	281,000	64,078	EUR	6/11/14	4,216	—
Swedish Krona	MSCO	Buy	8,919,000	1,016,005	EUR	6/11/14	—	(13,251)
Mexican Peso	CITI	Buy	330,714,570	24,986,934		6/12/14	—	(246,759)
Polish Zloty	DBAB	Buy	1,438,000	330,294	EUR	6/12/14	18,260	—
Swedish Krona	MSCO	Buy	28,882,900	3,284,502	EUR	6/12/14	—	(35,138)
Mexican Peso	CITI	Buy	205,927,700	15,376,575		6/13/14	27,337	—
Polish Zloty	DBAB	Buy	26,678,682	6,082,968	EUR	6/13/14	400,129	—
Swedish Krona	BZWS	Buy	19,347,000	2,187,783	EUR	6/13/14	—	(6,586)
Swedish Krona	MSCO	Buy	40,991,800	4,545,780	EUR	6/13/14	112,948	(3,222)
Japanese Yen	CITI	Sell	38,352,000	403,705		6/16/14	26,740	—
Malaysian Ringgit	HSBK	Buy	36,500,000	11,377,096		6/16/14	—	(301,051)
Swedish Krona	MSCO	Buy	16,930,700	1,929,600	EUR	6/16/14	—	(26,663)
Japanese Yen	JPHQ	Sell	1,355,500,000	14,346,193		6/17/14	1,022,787	—
Swedish Krona	DBAB	Buy	4,627,500	510,342	EUR	6/17/14	16,239	—
Malaysian Ringgit	DBAB	Buy	22,000,000	6,922,593		6/18/14	—	(247,385)
Swedish Krona	MSCO	Buy	11,741,000	1,349,176	EUR	6/18/14	—	(33,793)
Chilean Peso	DBAB	Buy	1,500,450,000	2,919,163		6/19/14	—	(263,589)
Japanese Yen	DBAB	Sell	7,443,020,000	72,440,971		6/20/14	—	(718,984)
Mexican Peso	CITI	Buy	127,922,000	9,610,392		6/20/14	—	(46,622)
Singapore Dollar	HSBK	Buy	6,967,000	5,533,757		6/20/14	—	(37,045)
Malaysian Ringgit	DBAB	Buy	18,932,200	5,876,645		6/23/14	—	(133,911)
Singapore Dollar	DBAB	Buy	8,718,400	6,947,486		6/23/14	—	(68,939)
Swedish Krona	MSCO	Buy	29,176,960	3,332,377	EUR	6/23/14	—	(56,189)
Swedish Krona	MSCO	Buy	39,160,000	4,523,246	EUR	6/24/14	—	(145,448)
Swedish Krona	UBSW	Buy	19,570,000	2,237,211	EUR	6/25/14	—	(40,639)
South Korean Won	DBAB	Buy	3,290,000,000	2,816,058		6/27/14	251,176	—
Japanese Yen	BZWS	Sell	260,566,000	2,677,965		6/30/14	116,606	—
Swedish Krona	DBAB	Buy	57,436,125	6,530,643	EUR	6/30/14	—	(71,163)
Swedish Krona	UBSW	Buy	2,171,000	245,053	EUR	6/30/14	—	(212)
Japanese Yen	MSCO	Sell	1,074,900,000	10,963,110		7/01/14	396,794	—
Swedish Krona	MSCO	Buy	45,869,704	5,184,586	EUR	7/01/14	—	(14,268)
Euro	DBAB	Sell	2,420,000	3,171,132		7/02/14	—	(168,502)
Philippine Peso	DBAB	Buy	73,175,950	1,694,005		7/03/14	—	(69,582)
British Pound Sterling	DBAB	Sell	91,731	136,707		7/07/14	—	(16,687)
Philippine Peso	HSBK	Buy	90,000,000	2,061,383		7/07/14	—	(63,603)
Philippine Peso	JPHQ	Buy	17,244,000	397,510		7/07/14	—	(14,736)
Philippine Peso	DBAB	Buy	48,983,060	1,129,683		7/08/14	—	(42,395)
British Pound Sterling	DBAB	Sell	1,086,563	1,621,586		7/09/14	—	(195,351)
Chilean Peso	DBAB	Buy	214,571,000	395,887		7/09/14	—	(16,786)
							Semiannual Report | 41

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	584,893	754,687		7/09/14	$—	$(52,476)
Euro	JPHQ	Sell	11,697,590	15,030,000		7/10/14	—	(1,112,914)
Japanese Yen	UBSW	Sell	125,000,000	1,241,496		7/10/14	12,668	—
Mexican Peso	CITI	Buy	219,912,850	16,568,810		7/10/14	—	(152,667)
Euro	DBAB	Sell	477,490	616,630		7/14/14	—	(42,317)
Singapore Dollar	HSBK	Buy	10,093,000	7,914,527		7/14/14	48,897	—
Euro	DBAB	Sell	31,920,000	41,866,432		7/15/14	—	(2,183,952)
Euro	BZWS	Sell	18,964,000	24,793,534		7/16/14	—	(1,377,268)
Euro	GSCO	Sell	6,019,000	7,875,320		7/16/14	—	(431,053)
Euro	MSCO	Sell	6,498,000	8,477,356		7/16/14	—	(490,049)
Swedish Krona	UBSW	Buy	1,208,500	137,208	EUR	7/16/14	—	(1,265)
British Pound Sterling	DBAB	Sell	72,862	109,788		7/18/14	—	(12,041)
Euro	BZWS	Sell	16,108,531	21,186,746		7/18/14	—	(1,043,463)
Euro	GSCO	Sell	6,019,000	7,925,157		7/18/14	—	(381,226)
Euro	DBAB	Sell	10,079,000	13,293,899		7/21/14	—	(615,419)
Euro	DBAB	Sell	5,307,000	6,961,829		7/22/14	—	(361,992)
Euro	MSCO	Sell	7,066,000	9,256,036		7/22/14	—	(495,258)
Japanese Yen	MSCO	Sell	5,282,022,900	52,821,285		7/22/14	891,629	—
Malaysian Ringgit	DBAB	Buy	1,338,600	412,156		7/22/14	—	(6,790)
Swedish Krona	MSCO	Buy	108,406,800	12,447,675	EUR	7/22/14	—	(307,773)
Euro	DBAB	Sell	16,129,471	21,194,447		7/23/14	—	(1,064,725)
Japanese Yen	CITI	Sell	2,765,977,000	27,802,596		7/24/14	608,826	—
Japanese Yen	JPHQ	Sell	4,261,000,000	42,768,243		7/24/14	876,118	—
Singapore Dollar	JPHQ	Buy	5,820,000	4,555,630		7/24/14	36,475	—
Euro	DBAB	Sell	15,302,395	20,244,722		7/25/14	—	(873,085)
Euro	GSCO	Sell	11,883,000	15,731,428		7/25/14	—	(667,501)
Japanese Yen	JPHQ	Sell	1,484,000,000	14,970,996		7/25/14	380,919	—
Euro	BZWS	Sell	1,066,000	1,411,810		7/28/14	—	(59,307)
Euro	CITI	Sell	3,469,716	4,595,032		7/28/14	—	(193,299)
Chilean Peso	MSCO	Buy	134,365,000	253,926		7/29/14	—	(16,942)
Euro	BZWS	Sell	20,616,550	27,330,124		7/29/14	—	(1,121,460)
Euro	DBAB	Sell	10,310,667	13,665,242		7/29/14	—	(563,850)
Japanese Yen	BZWS	Sell	209,770,000	2,113,381		7/29/14	50,955	—
Swedish Krona	DBAB	Buy	1,208,500	139,002	EUR	7/29/14	—	(3,780)
British Pound Sterling	DBAB	Sell	338,769	515,810		7/30/14	—	(50,578)
Chilean Peso	DBAB	Buy	617,450,000	1,159,702		7/30/14	—	(70,779)
Chilean Peso	JPHQ	Buy	440,000,000	788,248		7/30/14	—	(12,272)
Swedish Krona	BZWS	Buy	112,249,300	12,694,705	EUR	7/30/14	—	(52,870)
Swedish Krona	DBAB	Buy	9,800,000	1,108,936	EUR	7/30/14	—	(5,466)
Chilean Peso	JPHQ	Buy	638,000,000	1,147,173		7/31/14	—	(22,105)
Chilean Peso	MSCO	Buy	226,130,000	425,016		7/31/14	—	(26,252)
Euro	JPHQ	Sell	2,285,000	3,037,713		7/31/14	—	(115,673)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,659,318		7/31/14	—	(27,246)
Chilean Peso	DBAB	Buy	263,440,000	472,216		8/01/14	—	(7,699)
Euro	DBAB	Sell	6,839,000	9,076,772		8/01/14	—	(361,312)
42 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	GSCO	Sell	2,285,000	3,033,360		8/01/14	$—	$(120,028)
Mexican Peso	JPHQ	Buy	138,330,710	10,509,056		8/01/14	—	(200,196)
Singapore Dollar	BZWS	Buy	12,928,975	10,186,712		8/01/14	14,703	—
Euro	BZWS	Sell	47,788,588	63,456,077		8/04/14	—	(2,494,135)
Euro	HSBK	Sell	2,285,000	3,028,608		8/04/14	—	(124,786)
Euro	BZWS	Sell	1,141,000	1,513,240		8/05/14	—	(61,388)
Euro	MSCO	Sell	17,547,509	23,245,624		8/05/14	—	(970,673)
Chilean Peso	DBAB	Buy	180,800,000	316,150		8/06/14	2,513	—
Euro	GSCO	Sell	13,891,708	18,421,308		8/06/14	—	(749,842)
Japanese Yen	MSCO	Sell	460,900,000	4,657,531		8/06/14	125,797	—
Malaysian Ringgit	HSBK	Buy	24,550,000	7,269,658		8/06/14	158,406	—
Mexican Peso	MSCO	Buy	263,249,180	20,080,029		8/06/14	—	(469,301)
Polish Zloty	DBAB	Buy	61,736,080	14,227,198	EUR	8/06/14	650,807	—
Singapore Dollar	DBAB	Buy	21,298,765	16,709,501		8/06/14	96,153	—
Malaysian Ringgit	HSBK	Buy	24,550,000	7,320,710		8/07/14	106,930	—
Singapore Dollar	DBAB	Buy	5,045,000	3,977,389		8/07/14	3,344	—
Singapore Dollar	HSBK	Buy	5,044,000	3,977,918		8/07/14	2,026	—
Mexican Peso	MSCO	Buy	131,396,890	10,054,858		8/08/14	—	(267,948)
Australian Dollar	BZWS	Buy	4,382,863	3,835,005		8/11/14	31,380	—
Australian Dollar	BZWS	Sell	4,382,863	4,143,120		8/11/14	276,735	—
Chilean Peso	BZWS	Buy	265,850,000	494,099		8/11/14	—	(25,737)
Chilean Peso	JPHQ	Buy	172,600,000	323,797		8/11/14	—	(19,718)
Euro	CITI	Sell	303,457	404,351		8/11/14	—	(14,433)
Euro	DBAB	Sell	2,391,000	3,188,040		8/11/14	—	(111,652)
Malaysian Ringgit	HSBK	Buy	8,350,000	2,494,704		8/11/14	31,023	—
Mexican Peso	CITI	Buy	68,871,000	5,117,698		8/11/14	15,668	(4,778)
Mexican Peso	MSCO	Buy	80,166,000	6,127,541		8/11/14	—	(157,853)
Singapore Dollar	HSBK	Buy	9,308,900	7,337,932		8/11/14	7,275	—
Swedish Krona	MSCO	Buy	25,050,000	2,840,619	EUR	8/11/14	—	(23,035)
Chilean Peso	DBAB	Buy	100,600,000	178,227		8/12/14	—	(1,009)
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,724,935		8/12/14	—	(8,748)
Mexican Peso	CITI	Buy	47,042,000	3,603,646		8/12/14	—	(100,857)
Singapore Dollar	BZWS	Buy	22,731,726	17,896,179		8/12/14	40,374	—
Singapore Dollar	DBAB	Buy	10,048,000	7,939,317		8/12/14	—	(10,906)
South Korean Won	HSBK	Buy	2,467,000,000	209,750,374	JPY	8/12/14	232,725	—
Swedish Krona	UBSW	Buy	68,455,695	7,799,885	EUR	8/12/14	—	(114,382)
Australian Dollar	DBAB	Buy	10,030,162	8,994,046		8/13/14	—	(147,038)
Australian Dollar	DBAB	Sell	10,030,162	9,478,503		8/13/14	631,495	—
Chilean Peso	JPHQ	Buy	315,000,000	588,785		8/13/14	—	(33,928)
Japanese Yen	CITI	Sell	2,741,651,200	28,507,346		8/13/14	1,549,208	—
Singapore Dollar	DBAB	Buy	2,650,000	2,090,730		8/13/14	267	—
Singapore Dollar	DBAB	Buy	4,645,000	3,671,211		8/14/14	—	(6,041)
Euro	DBAB	Sell	291,630	387,148		8/15/14	—	(15,316)
Euro	MSCO	Sell	6,632,824	8,801,691		8/15/14	—	(351,938)
Mexican Peso	MSCO	Buy	34,582,000	2,625,358		8/15/14	—	(50,939)
							Semiannual Report | 43

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	DBAB	Buy	99,300,000	176,345		8/18/14	$—	$(1,509)
Euro	JPHQ	Sell	17,614,000	23,362,329		8/18/14	—	(945,917)
Singapore Dollar	BZWS	Buy	4,267,000	3,359,843		8/18/14	7,093	—
Euro	BZWS	Sell	9,579,000	12,693,612		8/19/14	—	(525,919)
Japanese Yen	DBAB	Sell	36,644,000	373,320		8/19/14	12,993	—
Polish Zloty	DBAB	Buy	11,975,000	2,771,991	EUR	8/19/14	106,109	—
Singapore Dollar	DBAB	Buy	3,202,500	2,526,029		8/19/14	953	—
Singapore Dollar	HSBK	Buy	3,202,500	2,526,428		8/19/14	555	—
Chilean Peso	JPHQ	Buy	290,619,900	536,183		8/20/14	—	(24,580)
Chilean Peso	MSCO	Buy	113,010,000	212,357		8/20/14	—	(13,416)
Euro	DBAB	Sell	7,514,583	10,036,027		8/20/14	—	(334,506)
Euro	JPHQ	Sell	10,643,000	14,219,474		8/20/14	—	(468,443)
Japanese Yen	HSBK	Sell	97,747,000	1,007,701		8/20/14	46,529	—
Japanese Yen	JPHQ	Sell	49,654,000	510,778		8/20/14	22,517	—
Japanese Yen	BZWS	Sell	16,448,000	169,637		8/22/14	7,897	—
Mexican Peso	HSBK	Buy	26,875,955	2,002,634		8/22/14	—	(2,949)
Polish Zloty	DBAB	Buy	15,735,929	3,636,515	EUR	8/22/14	146,855	—
Euro	BZWS	Sell	3,101,513	4,157,857		8/25/14	—	(122,411)
Japanese Yen	CITI	Sell	32,863,000	338,300		8/25/14	15,139	—
Japanese Yen	DBAB	Sell	16,255,000	167,257		8/25/14	7,412	—
Japanese Yen	HSBK	Sell	32,622,000	334,959		8/25/14	14,168	—
Euro	GSCO	Sell	8,745,205	11,673,800		8/26/14	—	(395,101)
Japanese Yen	BZWS	Sell	65,296,000	664,252		8/26/14	22,154	—
Japanese Yen	JPHQ	Sell	32,793,000	333,596		8/26/14	11,121	—
Malaysian Ringgit	HSBK	Buy	7,929,900	2,354,483		8/26/14	42,118	—
Chilean Peso	DBAB	Buy	73,590,000	130,571		8/27/14	—	(1,103)
Japanese Yen	DBAB	Sell	66,294,000	671,672		8/27/14	19,756	—
Japanese Yen	HSBK	Sell	81,408,000	824,911		8/27/14	24,368	—
Japanese Yen	JPHQ	Sell	158,882,000	1,611,992		8/27/14	49,593	—
Mexican Peso	HSBK	Buy	26,959,184	2,002,688		8/27/14	2,428	—
Polish Zloty	DBAB	Buy	37,383,002	8,906,016	EUR	8/27/14	—	(23,254)
Singapore Dollar	DBAB	Buy	13,944,000	10,980,216		8/27/14	47,341	(24,637)
South Korean Won	JPHQ	Buy	27,147,200,000	25,138,624		8/27/14	100,264	—
Chilean Peso	JPHQ	Buy	237,800,000	421,556		8/28/14	—	(3,216)
Euro	DBAB	Sell	802,645	1,061,658		8/28/14	—	(46,041)
Euro	DBAB	Sell	5,908,531	7,890,252		8/29/14	—	(263,894)
Japanese Yen	JPHQ	Sell	634,291,000	6,528,012		8/29/14	290,474	—
Mexican Peso	CITI	Buy	132,700,000	9,722,873		8/29/14	145,197	—
Mexican Peso	HSBK	Buy	29,828,560	2,179,335		8/29/14	38,829	—
Philippine Peso	JPHQ	Buy	91,000,000	2,049,550		8/29/14	—	(31,165)
Polish Zloty	DBAB	Buy	10,258,669	2,359,128	EUR	8/29/14	110,322	—
Swedish Krona	BZWS	Buy	20,086,000	2,247,988	EUR	8/29/14	21,682	—
Mexican Peso	HSBK	Buy	18,052,900	1,317,441		9/03/14	24,488	—
South Korean Won	JPHQ	Buy	10,406,210,000	9,675,245		9/04/14	—	(3,513)
Chilean Peso	DBAB	Buy	39,500,000	69,604		9/05/14	—	(150)
44 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	8,776,717	11,582,546		9/05/14	$—	$(529,977)
Polish Zloty	DBAB	Buy	8,360,000	1,914,708	EUR	9/05/14	99,469	—
Japanese Yen	BZWS	Sell	240,903,916	2,447,216		9/18/14	77,806	—
Euro	BZWS	Sell	341,006	455,584		9/19/14	—	(15,037)
Euro	DBAB	Sell	8,113,820	11,008,993		9/23/14	—	(188,918)
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,729,286	EUR	9/23/14	—	(399,792)
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,917,414	EUR	9/25/14	—	(223,846)
Euro	DBAB	Sell	3,032,100	4,091,592		9/26/14	—	(93,035)
Malaysian Ringgit	DBAB	Buy	10,571,500	3,234,358		9/26/14	—	(44,920)
Malaysian Ringgit	HSBK	Buy	10,963,000	3,352,087		9/26/14	—	(44,532)
South Korean Won	HSBK	Buy	3,301,000,000	3,020,128		9/26/14	45,294	—
Japanese Yen	JPHQ	Sell	241,286,602	2,455,718		9/29/14	82,329	—
Euro	DBAB	Sell	770,715	1,040,750		9/30/14	—	(22,925)
Japanese Yen	JPHQ	Sell	14,763,000	149,722		9/30/14	4,507	—
Malaysian Ringgit	DBAB	Buy	19,420,800	5,871,391		10/03/14	—	(14,386)
Euro	JPHQ	Sell	1,950,000	2,659,342		10/07/14	—	(31,904)
Euro	DBAB	Sell	2,719,240	3,689,737		10/08/14	—	(63,161)
Euro	DBAB	Sell	32,410,000	44,025,096		10/09/14	—	(704,892)
Euro	GSCO	Sell	645,000	876,265		10/09/14	—	(13,919)
Euro	JPHQ	Sell	643,000	870,259		10/14/14	—	(17,170)
Mexican Peso	DBAB	Buy	814,798,000	60,177,105		10/14/14	186,053	—
South Korean Won	JPHQ	Buy	22,871,824,720	20,946,813		10/14/14	278,087	—
Chilean Peso	DBAB	Buy	3,165,540,000	6,071,697		10/15/14	—	(519,769)
Euro	DBAB	Sell	10,678,448	14,439,183		10/15/14	—	(298,557)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,438,060		10/17/14	—	(391,618)
Euro	DBAB	Sell	4,903,000	6,634,985		10/20/14	—	(131,876)
Euro	HSBK	Sell	512,000	695,311		10/20/14	—	(11,324)
Japanese Yen	JPHQ	Sell	3,423,100,000	34,872,657		10/20/14	1,195,876	—
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,169,531		10/20/14	—	(55,269)
Euro	DBAB	Sell	13,110,000	17,938,413		10/21/14	—	(155,334)
Japanese Yen	BZWS	Sell	1,015,610,000	10,414,377		10/22/14	422,544	—
Malaysian Ringgit	HSBK	Buy	1,407,000	438,700		10/22/14	—	(14,820)
Chilean Peso	CITI	Buy	178,639,000	342,877		10/24/14	—	(29,747)
Malaysian Ringgit	DBAB	Buy	968,000	300,574		10/24/14	—	(8,982)
Malaysian Ringgit	HSBK	Buy	645,008	199,200		10/24/14	—	(4,902)
Chilean Peso	BZWS	Buy	1,124,481,000	2,151,293		10/27/14	—	(180,604)
Euro	BZWS	Sell	1,165,345	1,604,470		10/27/14	—	(3,890)
Chilean Peso	DBAB	Buy	2,211,366,000	4,210,522		10/29/14	—	(335,521)
Euro	DBAB	Sell	2,310,730	3,188,692		10/29/14	—	(489)
Euro	GSCO	Sell	4,280,000	5,905,544		10/29/14	—	(1,547)
Chilean Peso	DBAB	Buy	99,995,800	189,684		10/31/14	—	(14,483)
Euro	DBAB	Sell	6,331,805	8,744,286		10/31/14	5,353	—
Malaysian Ringgit	JPHQ	Buy	1,774,000	554,722		10/31/14	—	(20,543)
Euro	DBAB	Sell	739,956	1,018,216		11/03/14	—	(3,048)

Semiannual Report | 45

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
Euro	BZWS	Sell	2,833,959	3,832,646	11/05/14	$—	$(78,707)
Euro	DBAB	Sell	519,000	701,867	11/05/14	—	(14,443)
Japanese Yen	BZWS	Sell	619,000,000	6,312,462	11/05/14	221,877	—
Japanese Yen	CITI	Sell	619,900,000	6,323,316	11/05/14	223,876	—
Japanese Yen	SCNY	Sell	1,239,900,000	12,676,618	11/05/14	476,754	—
Euro	CITI	Sell	41,479,000	55,860,806	11/07/14	—	(1,387,511)
Euro	DBAB	Sell	6,596,000	8,929,995	11/10/14	—	(173,678)
Japanese Yen	CITI	Sell	207,713,767	2,112,845	11/10/14	68,983	—
Euro	JPHQ	Sell	8,837,922	11,784,839	11/12/14	—	(413,120)
Japanese Yen	CITI	Sell	5,501,962,400	55,675,374	11/12/14	1,536,272	—
Japanese Yen	HSBK	Sell	85,634,000	868,499	11/12/14	25,864	—
Mexican Peso	CITI	Buy	21,221,000	1,569,020	11/12/14	—	(618)
Japanese Yen	JPHQ	Sell	2,417,114,000	24,442,451	11/13/14	657,944	—
Chilean Peso	MSCO	Buy	30,083,099,400	55,427,175	11/14/14	—	(2,765,551)
Euro	BZWS	Sell	31,079,000	41,791,931	11/14/14	—	(1,102,906)
Euro	DBAB	Sell	2,100,000	2,826,432	11/14/14	—	(71,961)
Japanese Yen	DBAB	Sell	2,783,555,000	28,018,229	11/14/14	627,700	—
Japanese Yen	MSCO	Sell	13,000,000	130,832	11/14/14	2,910	—
Chilean Peso	CITI	Buy	25,880,400,000	47,626,794	11/17/14	—	(2,330,747)
Euro	DBAB	Sell	10,012,106	13,458,473	11/17/14	—	(360,156)
Euro	MSCO	Sell	6,632,830	8,926,363	11/17/14	—	(228,216)
Japanese Yen	CITI	Sell	266,734,000	2,693,739	11/17/14	68,978	—
Japanese Yen	SCNY	Sell	206,868,600	2,087,094	11/17/14	51,431	—
Euro	DBAB	Sell	8,120,000	10,942,674	11/18/14	—	(264,498)
Euro	DBAB	Sell	9,892,999	13,324,880	11/19/14	—	(329,390)
Japanese Yen	CITI	Sell	121,737,000	1,218,613	11/19/14	20,656	—
Japanese Yen	DBAB	Sell	98,350,000	983,894	11/19/14	16,077	—
Malaysian Ringgit	DBAB	Buy	3,178,320	975,334	11/19/14	—	(19,302)
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,987,940	11/19/14	—	(217,787)
Euro	DBAB	Sell	7,368,000	9,971,483	11/20/14	—	(197,808)
Euro	JPHQ	Sell	18,445,006	24,967,046	11/20/14	—	(490,693)
Japanese Yen	CITI	Sell	136,747,000	1,372,135	11/20/14	26,461	—
Japanese Yen	HSBK	Sell	25,664,000	257,384	11/20/14	4,834	—
Japanese Yen	JPHQ	Sell	88,344,000	885,828	11/20/14	16,469	—
Malaysian Ringgit	HSBK	Buy	8,066,000	2,477,273	11/20/14	—	(51,173)
Uruguayan Peso	CITI	Buy	53,200,000	2,265,758	11/20/14	—	(87,612)
Brazilian Real	HSBK	Buy	91,050,000	36,952,110	11/21/14	—	(681,701)
Uruguayan Peso	CITI	Buy	53,300,000	2,266,156	11/25/14	—	(87,089)
Chilean Peso	DBAB	Buy	91,000,000	159,902	11/28/14	—	(763)
Euro	DBAB	Sell	7,361,600	9,974,968	11/28/14	—	(185,600)
Chilean Peso	DBAB	Buy	91,000,000	159,621	12/01/14	—	(532)
Uruguayan Peso	CITI	Buy	79,460,000	3,397,178	12/01/14	—	(154,089)
Chilean Peso	DBAB	Buy	87,440,000	158,722	12/04/14	—	(5,904)
Euro	CITI	Sell	8,173,000	11,074,006	12/04/14	—	(206,580)

46 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Euro	DBAB	Sell	8,035,000	10,885,507		12/04/14	$—	$(204,608)
Euro	CITI	Sell	7,059,000	9,597,769		12/05/14	—	(145,262)
Euro	DBAB	Sell	183,617	248,930		12/08/14	—	(4,505)
Chilean Peso	DBAB	Buy	166,450,000	300,343		12/09/14	—	(9,589)
Euro	HSBK	Sell	7,767	10,602		12/09/14	—	(118)
Euro	SCNY	Sell	3,227,500	4,409,185		12/09/14	—	(45,532)
Euro	CITI	Sell	24,838,000	34,283,891		12/15/14	1,202	—
Euro	JPHQ	Sell	455,000	627,597		12/15/14	—	(417)
Malaysian Ringgit	DBAB	Buy	8,400,000	2,574,121		12/15/14	—	(50,689)
Polish Zloty	DBAB	Buy	15,880,000	3,710,801	EUR	12/15/14	54,397	—
Singapore Dollar	DBAB	Buy	9,800,000	7,857,916		12/15/14	—	(122,838)
Mexican Peso	CITI	Buy	197,663,500	14,894,394		12/16/14	—	(324,817)
Euro	DBAB	Sell	552,375	759,405		12/17/14	—	(3,014)
Euro	DBAB	Sell	95,558	131,407		12/18/14	—	(488)
Mexican Peso	CITI	Buy	94,764,220	7,118,172		12/18/14	—	(134,284)
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,157,887		12/19/14	—	(9,299)
Japanese Yen	DBAB	Sell	7,430,160,000	72,440,954		12/22/14	—	(700,657)
Japanese Yen	HSBK	Sell	7,441,570,000	72,440,959		12/22/14	—	(812,970)
Malaysian Ringgit	HSBK	Buy	6,027,114	1,821,981		12/23/14	—	(12,081)
Japanese Yen	BZWS	Sell	3,208,950,000	30,946,044		12/26/14	—	(643,839)
Japanese Yen	CITI	Sell	5,005,980,000	48,275,816		12/26/14	—	(1,004,579)
Chilean Peso	DBAB	Buy	125,650,000	228,975		1/07/15	—	(10,146)
Euro	DBAB	Sell	22,892,843	31,224,235		1/07/15	—	(374,877)
Japanese Yen	DBAB	Sell	95,091,000	913,107		1/07/15	—	(23,119)
Japanese Yen	GSCO	Sell	1,641,201,000	15,824,753		1/08/15	—	(333,993)
Malaysian Ringgit	DBAB	Buy	12,301,000	3,666,140		1/08/15	24,928	—
Malaysian Ringgit	JPHQ	Buy	47,636,700	14,216,515		1/08/15	77,468	—
Euro	DBAB	Sell	9,567,290	13,060,978		1/09/15	—	(144,847)
Malaysian Ringgit	JPHQ	Buy	25,616,000	7,650,221		1/09/15	35,809	—
Chilean Peso	DBAB	Buy	176,530,000	321,051		1/12/15	—	(13,769)
Chilean Peso	MSCO	Buy	198,000,000	358,988		1/12/15	—	(14,333)
Malaysian Ringgit	JPHQ	Buy	7,677,000	2,295,067		1/12/15	8,070	—
Mexican Peso	CITI	Buy	227,337,200	16,940,179		1/12/15	—	(218,511)
Euro	SCNY	Sell	1,738,694	2,362,903		1/13/15	—	(37,050)
Japanese Yen	CITI	Sell	83,690,000	800,172		1/13/15	—	(23,858)
Japanese Yen	HSBK	Sell	276,930,000	2,652,586		1/13/15	—	(74,126)
Japanese Yen	SCNY	Sell	251,020,000	2,402,565		1/14/15	—	(69,058)
Japanese Yen	BZWS	Sell	5,795,250,000	55,882,662		1/15/15	—	(1,179,844)
Japanese Yen	HSBK	Sell	218,790,000	2,103,750		1/15/15	—	(50,550)
Japanese Yen	JPHQ	Sell	3,767,300,000	36,323,754		1/15/15	—	(770,690)
Malaysian Ringgit	JPHQ	Buy	4,940,000	1,481,926		1/15/15	—	(116)
Euro	DBAB	Sell	186,978	255,824		1/16/15	—	(2,267)
Japanese Yen	DBAB	Sell	2,079,900,000	20,121,509		1/16/15	—	(358,295)
Japanese Yen	SCNY	Sell	240,140,000	2,324,179		1/16/15	—	(40,367)

Semiannual Report | 47

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Malaysian Ringgit	JPHQ	Buy	496,000	149,447		1/16/15	$—	$(673)
Japanese Yen	HSBK	Sell	126,059,100	1,209,780		1/20/15	—	(31,518)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,456,872		1/20/15	—	(389,311)
Euro	BZWS	Sell	8,655,000	11,796,765		1/21/15	—	(150,060)
Malaysian Ringgit	HSBK	Buy	1,124,388	332,512		1/23/15	4,632	—
Euro	DBAB	Sell	23,329,245	31,662,451		1/26/15	—	(540,064)
Euro	BZWS	Sell	3,358,633	4,589,018		1/27/15	—	(47,078)
Japanese Yen	GSCO	Sell	183,530,000	1,775,381		1/27/15	—	(31,968)
Japanese Yen	DBAB	Sell	174,474,569	1,708,860		1/28/15	—	(9,332)
Japanese Yen	HSBK	Sell	225,900,265	2,207,437		1/28/15	—	(17,185)
Euro	CITI	Sell	137,500	187,987		1/29/15	—	(1,812)
Euro	DBAB	Sell	66,152,706	90,413,497		1/30/15	—	(900,986)
Euro	DBAB	Sell	53,270,000	72,204,822		2/03/15	—	(1,327,401)
Chilean Peso	DBAB	Buy	245,840,000	433,733		2/04/15	—	(6,814)
Chilean Peso	DBAB	Buy	372,800,000	656,882		2/05/15	—	(9,554)
Malaysian Ringgit	DBAB	Buy	4,886,300	1,432,722		2/05/15	31,504	—
Japanese Yen	JPHQ	Sell	4,453,400,000	44,106,782		2/06/15	246,306	—
Japanese Yen	SCNY	Sell	4,454,700,000	44,107,032		2/06/15	233,753	—
Chilean Peso	BZWS	Buy	265,850,000	458,995		2/09/15	2,436	—
Chilean Peso	DBAB	Buy	386,110,000	667,433		2/09/15	2,731	—
Euro	DBAB	Sell	677,000	915,778		2/09/15	—	(18,741)
Japanese Yen	BZWS	Sell	4,455,270,000	44,106,999		2/09/15	226,687	—
Japanese Yen	JPHQ	Sell	4,464,960,000	44,107,039		2/09/15	131,290	—
Chilean Peso	BZWS	Buy	169,400,000	291,416		2/10/15	2,579	—
Japanese Yen	CITI	Sell	618,845,000	6,095,314		2/10/15	194	—
Mexican Peso	CITI	Buy	54,828,000	4,028,212		2/10/15	—	(4,428)
Polish Zloty	DBAB	Buy	59,680,407	13,961,962	EUR	2/10/15	110,883	—
Swedish Krona	BZWS	Buy	50,100,000	5,636,814	EUR	2/10/15	—	(8,243)
Euro	BZWS	Sell	344,000	467,737		2/11/15	—	(7,116)
Chilean Peso	MSCO	Buy	298,320,000	518,277		2/12/15	—	(647)
Japanese Yen	GSCO	Sell	233,392,000	2,285,871		2/12/15	—	(12,900)
Japanese Yen	HSBK	Sell	2,845,000,000	27,913,366		2/12/15	—	(108,174)
Japanese Yen	JPHQ	Sell	2,843,509,000	27,931,485		2/12/15	—	(75,369)
Malaysian Ringgit	DBAB	Buy	23,459,000	6,922,407		2/12/15	104,948	—
Mexican Peso	MSCO	Buy	104,174,000	7,617,843		2/12/15	26,222	—
South Korean Won	DBAB	Buy	4,814,000,000	4,427,074		2/12/15	23,040	—
Euro	SCNY	Sell	1,757,000	2,403,963		2/13/15	—	(21,386)
Japanese Yen	CITI	Sell	3,768,690,000	36,976,943		2/13/15	—	(142,788)
Japanese Yen	JPHQ	Sell	1,887,190,000	18,475,779		2/13/15	—	(112,108)
Mexican Peso	CITI	Buy	56,273,000	4,110,519		2/13/15	18,354	—
South Korean Won	HSBK	Buy	4,771,000,000	4,383,096		2/13/15	27,142	—
Chilean Peso	DBAB	Buy	111,050,000	193,265		2/17/15	—	(675)
Japanese Yen	CITI	Sell	1,882,140,000	18,445,120		2/17/15	—	(93,827)
Malaysian Ringgit	HSBK	Buy	63,130,000	18,626,265		2/17/15	280,367	—

48 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

Forward Exchange Contracts (continued)

						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
Mexican Peso	MSCO	Buy	26,913,640	1,967,371		2/17/15	$6,729	$—
Japanese Yen	GSCO	Sell	1,915,697,570	18,872,056		2/18/15	2,471	(105)
Japanese Yen	JPHQ	Sell	1,935,480,000	19,060,694		2/18/15	—	(3,854)
Malaysian Ringgit	HSBK	Buy	194,568,387	57,578,240		2/18/15	689,725	—
Singapore Dollar	HSBK	Buy	3,202,500	2,533,623		2/18/15	—	(5,622)
Euro	JPHQ	Sell	164,000	224,912		2/19/15	—	(1,474)
Euro	BZWS	Sell	8,514,000	11,698,832		2/20/15	—	(53,962)
Chilean Peso	MSCO	Buy	146,640,000	256,723		2/23/15	—	(2,567)
Euro	DBAB	Sell	40,108,000	55,186,603		2/23/15	—	(179,085)
Malaysian Ringgit	JPHQ	Buy	142,030,440	42,269,672		2/23/15	254,410	—
Chilean Peso	JPHQ	Buy	206,400,000	361,598		2/24/15	—	(3,904)
Japanese Yen	HSBK	Sell	199,040,000	1,950,952		2/24/15	—	(9,726)
Chilean Peso	MSCO	Buy	317,000,000	552,891		2/25/15	—	(3,581)
Japanese Yen	BZWS	Sell	943,870,000	9,215,231		2/25/15	—	(82,624)
Japanese Yen	JPHQ	Sell	199,200,000	1,944,154		2/25/15	—	(18,121)
Malaysian Ringgit	DBAB	Buy	3,552,000	1,055,949		2/25/15	7,422	—
Chilean Peso	DBAB	Buy	108,310,000	188,562		2/26/15	—	(898)
Euro	BZWS	Sell	1,267,962	1,740,468		2/26/15	—	(9,855)
Japanese Yen	BZWS	Sell	1,924,820,000	18,821,516		2/26/15	—	(139,665)
Japanese Yen	SCNY	Sell	90,565,000	886,345		2/26/15	—	(5,800)
Euro	BOFA	Sell	1,034,213	1,414,079		2/27/15	—	(13,573)
Euro	DBAB	Sell	4,886,000	6,697,240		2/27/15	—	(47,513)
Euro	JPHQ	Sell	20,456,395	28,082,539		2/27/15	—	(155,968)
Japanese Yen	BZWS	Sell	3,288,665,160	32,216,232		2/27/15	—	(180,381)
Japanese Yen	DBAB	Sell	2,461,820,000	24,152,065		2/27/15	—	(99,303)
Malaysian Ringgit	HSBK	Buy	13,536,800	4,055,120		2/27/15	—	(2,962)
Mexican Peso	MSCO	Buy	13,563,500	993,954		2/27/15	151	—
Polish Zloty	DBAB	Buy	33,984,080	7,956,006	EUR	2/27/15	43,346	—
Swedish Krona	GSCO	Buy	20,086,000	2,241,241	EUR	3/02/15	21,317	—
Chilean Peso	DBAB	Buy	39,500,000	68,174		3/03/15	231	—
Japanese Yen	JPHQ	Sell	601,100,000	5,903,129		3/03/15	—	(18,557)
Polish Zloty	DBAB	Buy	14,078,000	3,303,532	EUR	3/03/15	6,103	—
Uruguayan Peso	CITI	Buy	45,000,000	1,789,976		3/03/15	348	—
Japanese Yen	HSBK	Sell	284,000,000	2,782,950		3/04/15	—	(14,883)
Unrealized appreciation (depreciation)							61,363,519	(126,426,396)
Net unrealized appreciation (depreciation)								$(65,062,877)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts using the same currency and settlement date.

Semiannual Report | 49

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Global Total Return Fund

At February 28, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.775%	DBAB	10/04/23	$103,460,000	$—	$(1,678,750)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.795%	DBAB	10/04/23	103,460,000	—	(1,869,431)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 2.765%	HSBK	10/07/23	103,460,000	—	(1,537,707)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.668%	DBAB	10/04/43	50,300,000	—	(1,422,244)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.687%	DBAB	10/04/43	50,300,000	—	(1,607,248)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.675%	HSBK	10/07/43	50,300,000	—	(1,476,902)
Centrally Cleared Swaps unrealized appreciation
(depreciation)				—	(9,592,282)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 1.812%	JPHQ	6/14/16	$50,330,000	$—	$(1,614,241)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.523%	DBAB	3/28/21	10,830,000	—	(1,103,241)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.440%	CITI	4/21/21	29,610,000	—	(2,772,531)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.391%	JPHQ	5/04/21	24,190,000	—	(2,147,812)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.076%	JPHQ	6/14/21	11,000,000	—	(673,870)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 4.347%	CITI	2/25/41	4,680,000	—	(669,147)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 4.349%	JPHQ	2/25/41	4,680,000	—	(671,438)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 4.320%	JPHQ	2/28/41	3,510,000	—	(488,263)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 4.299%	JPHQ	3/01/41	1,170,000	—	(180,510)
OTC Swaps unrealized appreciation (depreciation)				—	(10,321,053)
Total Interest Rate Swaps unrealized appreciation (depreciation)				—	(19,913,335)
Net unrealized appreciation (depreciation)					$(19,913,335)

See Abbreviations on page 71.

50 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)	Templeton

Templeton
Global Total Return
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,017,327,579
Cost - Sweep Money Fund (Note 7)	1,067,784,135
Total cost of investments	$8,085,111,714
Value - Unaffiliated issuers	$7,106,296,886
Value - Sweep Money Fund (Note 7)	1,067,784,135
Total value of investments	8,174,081,021
Cash	4,123,697
Foreign currency, at value (cost $111,919,504)	111,950,031
Receivables:
Investment securities sold	6,197,386
Capital shares sold	36,093,506
Dividends and interest	107,336,790
Due from brokers	73,181,097
Variation margin	677,875
Unrealized appreciation on forward exchange contracts	61,363,519
Other assets	5,857
Total assets	8,575,010,779
Liabilities:
Payables:
Investment securities purchased	18,163,788
Capital shares redeemed	41,139,935
Management fees	3,712,891
Distribution fees	872,920
Transfer agent fees	746,300
Unrealized depreciation on forward exchange contracts	126,426,396
Unrealized depreciation on OTC swap contracts	10,321,053
Deferred tax	233,333
Accrued expenses and other liabilities	1,867,229
Total liabilities	203,483,845
Net assets, at value	$8,371,526,934
Net assets consist of:
Paid-in capital	$8,405,362,242
Distributions in excess of net investment income	(72,803,814)
Net unrealized appreciation (depreciation)	3,591,831
Accumulated net realized gain (loss)	35,376,675
Net assets, at value	$8,371,526,934

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 51

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Templeton
Global Total Return
Fund
Class A:
Net assets, at value	$2,297,730,979
Shares outstanding	173,233,841
Net asset value per share[a]	$13.26
Maximum offering price per share (net asset value per share ÷ 95.75%)	$13.85
Class C:
Net assets, at value	$875,680,958
Shares outstanding	66,095,629
Net asset value and maximum offering price per share[a]	$13.25
Class R:
Net assets, at value	$6,723,664
Shares outstanding	506,717
Net asset value and maximum offering price per share	$13.27
Class R6:
Net assets, at value	$904,511,307
Shares outstanding	68,115,534
Net asset value and maximum offering price per share	$13.28
Advisor Class:
Net assets, at value	$4,286,880,026
Shares outstanding	322,820,403
Net asset value and maximum offering price per share	$13.28

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

52 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Templeton
Global Total Return
Fund
Investment income:
Dividends	$194,809
Interest (net of foreign taxes of $2,531,233)	182,415,890
Total investment income	182,610,699
Expenses:
Management fees (Note 3a)	23,483,454
Distribution fees: (Note 3c)
Class A	2,667,446
Class C	2,762,021
Class R	16,711
Transfer agent fees: (Note 3e)
Class A	811,463
Class C	323,161
Class R	2,536
Class R6	533
Advisor Class	1,532,746
Custodian fees (Note 4)	2,091,490
Reports to shareholders	134,725
Registration and filing fees	204,800
Professional fees	54,405
Trustees’ fees and expenses	16,825
Other	64,913
Total expenses	34,167,229
Expense reductions (Note 4)	(4,739)
Expenses waived/paid by affiliates (Note 3f)	(536,747)
Net expenses	33,625,743
Net investment income	148,984,956
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(19,084,655)
Foreign currency transactions	59,377,490
Swap contracts	(1,560,666)
Net realized gain (loss)	38,732,169
Net change in unrealized appreciation (depreciation) on:
Investments	207,056,165
Translation of other assets and liabilities denominated in foreign currencies	(29,076,537)
Change in deferred taxes on unrealized appreciation	8,230
Net change in unrealized appreciation (depreciation)	177,987,858
Net realized and unrealized gain (loss)	216,720,027
Net increase (decrease) in net assets resulting from operations	$365,704,983

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 53

Templeton Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Global Total Return Fund
	Six Months Ended
	February 28, 2014	Year Ended
	(unaudited)	August 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$148,984,956	$221,839,736
Net realized gain (loss) from investments, foreign currency transactions and
swap contracts	38,732,169	70,922,357
Net change in unrealized appreciation (depreciation) on investments, translation of
other assets and liabilities denominated in foreign currencies and deferred taxes	177,987,858	(194,429,990)
Net increase (decrease) in net assets resulting from operations	365,704,983	98,332,103
Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class A	(56,406,246)	(95,324,297)
Class C	(20,692,661)	(39,185,008)
Class R	(166,596)	(445,784)
Class R6	(23,152,699)	(9,361,788)
Advisor Class	(110,803,411)	(194,207,314)
Net realized gains:
Class A	—	(2,655,388)
Class C	—	(1,189,648)
Class R	—	(13,975)
Advisor Class	—	(5,170,729)
Total distributions to shareholders	(211,221,613)	(347,553,931)
Capital share transactions: (Note 2)
Class A	382,505,066	801,372,676
Class C	47,607,093	323,537,978
Class R	(897,717)	1,105,999
Class R6	199,099,404	746,781,577
Advisor Class	602,001,477	1,391,970,115
Total capital share transactions	1,230,315,323	3,264,768,345
Net increase (decrease) in net assets	1,384,798,693	3,015,546,517
Net assets:
Beginning of period	6,986,728,241	3,971,181,724
End of period	$8,371,526,934	$6,986,728,241
Distributions in excess of net investment income included in net assets:
End of period	$(72,803,814)	$(10,567,157)

54 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Global Total Return Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Global Total Return Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where

Semiannual Report | 55

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of

56 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional

Semiannual Report | 57

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

amount, require no initial investment or an initial net investment that is smaller than would nor mally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

58 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

d. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

e. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

Semiannual Report | 59

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
f.	Senior Floating Rate Interests

The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

g. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date.

60 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 61

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2014		August 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	54,853,026	$734,472,354	93,376,275	$1,276,866,119
Shares issued in reinvestment
of distributions	3,552,329	47,472,394	6,176,611	83,801,313
Shares redeemed	(29,952,129)	(399,439,682)	(41,408,369)	(559,294,756)
Net increase (decrease)	28,453,226	$382,505,066	58,144,517	$801,372,676
Class C Shares:
Shares sold	11,721,451	$156,603,706	32,748,451	$447,960,726
Shares issued in reinvestment
of distributions	1,189,909	15,888,852	2,181,870	29,567,355
Shares redeemed	(9,371,889)	(124,885,465)	(11,398,379)	(153,990,103)
Net increase (decrease)	3,539,471	$47,607,093	23,531,942	$323,537,978
Class R Shares:
Shares sold	147,541	$1,976,656	234,801	$3,212,994
Shares issued in reinvestment
of distributions	12,078	161,497	33,446	454,044
Shares redeemed	(227,810)	(3,035,870)	(188,252)	(2,561,039)
Net increase (decrease)	(68,191)	$(897,717)	79,995	$1,105,999
Class R6 Shares[a]:
Shares sold[b]	13,915,858	$187,317,548	52,939,132	$741,475,678
Shares issued in reinvestment
of distributions	1,698,807	22,727,965	691,547	9,328,369
Shares redeemed	(827,859)	(10,946,109)	(301,951)	(4,022,470)
Net increase (decrease)	14,786,806	$199,099,404	53,328,728	$746,781,577
Advisor Class Shares:
Shares sold	91,425,335	$1,222,093,230	194,678,458	$2,670,369,135
Shares issued in reinvestment
of distributions	6,186,090	82,771,839	10,683,772	145,148,407
Shares redeemed[b]	(52,567,158)	(702,863,592)	(103,371,711)	(1,423,547,427)
Net increase (decrease)	45,044,267	$602,001,477	101,990,519	$1,391,970,115

[a]For the period May 1, 2013 (effective date) to August 31, 2013.
[b]Effective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

62 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.700%	Up to and including $200 million
0.650%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

Semiannual Report | 63

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions
paid to unaffiliated broker/dealers	$262,832
CDSC retained	$134,241

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $2,670,439, of which $1,117,426 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers has voluntarily agreed to waive or limit a portion of its investment management fees for the Fund based on the average daily net assets of the Fund as follows:

Annualized Waiver Rate	Net Assets
0.015%	Over $2.5 million, up to and including $5 billion
0.025%	In excess of $5 billion

This voluntary waiver became effective November 1, 2012. Advisers may discontinue this waiver at any time.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014. There were no expenses waived during the period ended February 28, 2014.

64 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2013, the capital loss carry forwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$4,337,709
Long term	4,282,339
Total capital loss carryforwards	$8,620,048

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$8,116,709,695

Unrealized appreciation	$311,023,075
Unrealized depreciation	(253,651,749)
Net unrealized appreciation (depreciation)	$57,371,326

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums and tax straddles.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $1,743,702,736 and $784,389,818, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

Semiannual Report | 65

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

8. CREDIT RISK

At February 28, 2014, the Fund had 29.10% of its portfolio invested in high yield, senior secured floating rate notes, or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

                                                  Asset Derivatives                             Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Interest rate contracts	Unrealized appreciation on		Unrealized depreciation on
	swap contracts	$—	swap contracts/Net assets	$19,913,335	[a]
			consist of – net unrealized
			depreciation
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	61,363,519	forward exchange contracts	126,426,396

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

66 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

10. OTHER DERIVATIVE INFORMATION (continued)

For the period ended February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
Derivative Contracts		Realized Gain	Appreciation
Not Accounted for as	Statement of	(Loss) for the	(Depreciation)
Hedging Instruments	Operations Locations	Period	for the Period
Interest rate contracts	Net realized gain (loss) from swap contracts /
Net change in unrealized appreciation
	(depreciation) on investments	$(1,560,666)	$(11,498,420)
Foreign exchange contracts	Net realized gain (loss) from foreign currency
transactions / Net change in unrealized
appreciation (depreciation) on translation of
other assets and liabilities denominated in
	foreign currencies	52,546,542	(30,287,976)

For the period ended February 28, 2014, the average month end fair value of derivatives represented 2.88% of average month end net assets. The average month end number of open derivative contracts for the period was 694.

At February 28, 2014, the Fund’s OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets
	and Liabilities Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$61,363,519	$126,426,396
Interest Rate Swap Contracts	—	10,321,053
Total	$61,363,519	$136,747,449

[a]Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Semiannual Report | 67

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
	Gross and	Statement of Assets & Liabilities
	Net Amounts of	Financial	Financial
	Assets Presented	Instruments	Instruments	Cash	Net Amount
	in the Statement of	Available	Collateral	Collateral	(Not less
	Assets & Liabilities	for Offset	Received[a,b]	Received[b]	than zero)
Counterparty
BOFA	$—	$—	$—	$—	$—
BZWS	10,338,722	(10,338,722)	—	—	—
CITI	13,039,729	(13,039,729)	—	—	—
DBAB	10,840,238	(10,840,238)	—	—	—
GSCO	248,972	(248,972)	—	—	—
HSBK	5,559,537	(5,559,537)	—	—	—
JPHQ	18,307,960	(18,307,960)	—	—	—
MSCO	1,743,656	(1,743,656)	—	—	—
SCNY	761,938	(219,193)	—	(542,745)	—
UBSW	522,767	(522,767)	—	—	—
Total	$61,363,519	$(60,820,774)	$—	$(542,745)	$—

aAt February 28, 2014 the Fund received United Kingdom Treasury Bonds and Notes and United States Treasury Bonds and Notes as collateral for derivatives. bIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

At February 28, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
	Gross and	Statement of Assets & Liabilities
	Net Amounts of	Financial	Financial
	Liabilities Presented	Instruments	Instruments	Cash	Net Amount
	in the Statement of	Available	Collateral	Collateral	(Not less
	Assets & Liabilities	for Offset	Pledged	Pledged[a]	than zero)
Counterparty
BOFA	$13,573	$—	$—	$ — $	13,573
BZWS	16,199,461	(10,338,722)	—	—	5,860,739
CITI	23,676,776	(13,039,729)	—	(7,380,000)	3,257,047
DBAB	50,964,449	(10,840,238)	—	(30,550,000)	9,574,211
GSCO	13,431,591	(248,972)	—	(10,380,000)	2,802,619
HSBK	5,848,120	(5,559,537)	—	—	288,583
JPHQ	18,308,001	(18,307,960)	—	—	41
MSCO	7,447,445	(1,743,656)	—	(5,670,000)	33,789
SCNY	219,193	(219,193)	—	—	—
UBSW	638,840	(522,767)	—	(116,073)	—
Total	$136,747,449	$(60,820,774)	$—	$(54,096,073) $21,830,602

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amount disclosed herein.

68 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

10. OTHER DERIVATIVE INFORMATION (continued)

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determin- ing the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 69

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

12. FAIR VALUE MEASUREMENTS (continued)

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments:[a]
United Kingdom	$—	$3,031,909	$—	$3,031,909
United States	624,450	462,500	—	1,086,950
Convertible Bonds	—	55,980,737	—	55,980,737
Foreign Government and Agency
Securities[c]	—	5,240,266,503	—	5,240,266,503
Quasi-Sovereign and Corporate
Bonds [c]	—	1,043,097,100	—	1,043,097,100
Credit-Linked Notes [c]	—	7,057,341	—	7,057,341
Senior Floating Rate Interests[c]	—	2,460,024	22,725	2,482,749
Escrow and Litigation Trust [c]	—	—	— [b]	—
Short Term Investments	1,067,784,135	753,293,597	—	1,821,077,732
Total Investments in
Securities	$1,068,408,585	$7,105,649,711	$22,725	$8,174,081,021
Forward Exchange Contracts	$—	$61,363,519	$—	$61,363,519

Liabilities:
Swap Contracts	—	19,913,335	—	19,913,335
Forward Exchange Contracts	—	126,426,396	—	126,426,396

aIncludes common, preferred and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at February 28, 2014.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

70 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Global Total Return Fund

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Counterparty			Currency		Selected Portfolio

BOFA	-	Bankof America Corp.	BRL	- Brazilian Real	FRN	- Floating Rate Note
BZWS	-	Barclays Bank PLC	CAD	-CanadianDollar	GDP	- Gross Domestic Product
CITI	-	Citibank N.A.	DEM	- Deutsche Mark	PIK	- Payment-In-Kind
DBAB	-	Deutsche Bank AG	EUR	- Euro
GSCO	-	The Goldman Sachs Group, Inc.	GBP	- British Pound
HSBK	-	HSBC Bank PLC	GHS	- Ghanaian Cedi
JPHQ	-	JPMorgan Chase Bank N.A.	HUF	-HungarianForint
MSCO	-	Morgan Stanley and Co. Inc.	IDR	-IndonesianRupiah
SCNY	-	Standard Chartered Bank	JPY	- Japanese Yen
UBSW -		UBS AG	KRW	- South Korean Won
			LKR	- Sri Lankan Rupee
			MXN	- Mexican Peso
			MYR	- Malaysian Ringgit
			PHP	- Philippine Peso
			PLN	- Polish Zloty
			RSD	- Serbian Dinar
			SEK	- Swedish Krona
			SGD	-SingaporeDollar
			UAH	- Ukraine Hryvnia
			UYU	- Uruguayan Peso

Semiannual Report | 71

Templeton Income Trust

Shareholder Information

Templeton Global Total Return Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

72 | Semiannual Report

Semiannual Report and Shareholder Letter
TEMPLETON GLOBAL TOTAL
RETURN FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved. 407 S 04/14

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Templeton Emerging Markets Bond Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

		Contents
Shareholder Letter	1	Semiannual Report		Financial Highlights and
				Statement of Investments	13
		Templeton Emerging Markets
		Bond Fund	3	Financial Statements	23
		Performance Summary	8	Notes to Financial Statements	27
		Your Fund’s Expenses	11	Shareholder Information	43

Semiannual Report

Templeton Emerging Markets Bond Fund

Your Fund’s Goal and Main Investments: Templeton Emerging Markets Bond Fund seeks current income with capital appreciation as a secondary goal. Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by government or government related entities that are located in emerging market countries, as well as bonds issued by emerging market corporate entities.

This semiannual report for Templeton Emerging Markets Bond Fund covers the period ended February 28, 2014.

Performance Overview

For the six months under review, Templeton Emerging Markets Bond Fund –Class A delivered a +3.74% cumulative total return. In comparison, U.S. dollar-denominated emerging market bonds, as measured by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global, posted a +5.88% cumulative total return in U.S. dollar terms for the same period.1, 2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 8.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

Semiannual Report | 3

What is a currency
forward contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate on
a future date.

What is a futures contract?
A futures contract is an agreement
between the Fund and a counterparty
made through a U.S. or foreign futures
exchange to buy or sell an asset at a
specific price on a future date.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. As fears eased surrounding European sovereign debt, the possibility of another U.S. recession and a potential Chinese “hard landing,” financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global financial market volatility was elevated at the beginning of the period as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. As the government shutdown ended and the debt ceiling was raised, market volatility quickly subsided.

Fears of reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation and the European Central Bank’s interest rate cut. Economic data among the largest economies remained inconsistent with continued predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced it would begin to reduce the size of its quantitative easing program. Pessimism about this policy contributed to emerging market declines as market participants changed their expectations of global liquidity conditions. When the Fed subsequently announced a further reduction in its bond buying program, market reaction was muted.

Investment Strategy

We invest selectively in bonds from emerging markets around the world to generate income for the Fund, based upon our assessment of changing market, political and economic conditions, while monitoring changes in interest rates, currency exchange rates and credit risk. We seek to manage the Fund’s exposure to various currencies and may use currency and cross currency forward contracts, as well as currency and currency index futures contracts.

4 | Semiannual Report

Manager’s Discussion

The Fund purchased investment-grade and subinvestment-grade hard currency-denominated sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Spreads narrowed slightly between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries, during the period. As financial markets began reflecting the underlying strength of emerging economies, many traditional emerging markets could borrow more cheaply than some eurozone members and, in several cases, U.S. states. U.S. dollar-denominated emerging market debt posted a +5.88% total return during the period, as measured by the JPM EMBI Global.1, 2 Overall, sovereign credit spreads narrowed 31 basis points (0.31 percentage points) during the period.2 Regionally, Latin American sovereign debt posted a +4.37% total return, Asian debt +9.45%, and central and eastern European debt +5.45%.2, 3

As part of its investment strategy, the Fund used currency forward contracts to limit or add exposure to various currencies.

Latin America

The Fund’s exposures to Latin American currencies, interest rate strategies and credit exposures were largely neutral for performance during the period. Economic growth in much of the region continued to be supported by domestic and external demand. Central banks in Mexico and Chile cut policy rates, while rates were hiked in Brazil. The Brazilian real appreciated 1.76% and the Mexican peso rose 0.81% against the U.S. dollar during the period.4 The Chilean peso fell 8.62% against the U.S. dollar during the period.4

Europe-Middle East-Africa (EMEA)

The Fund’s EMEA credit exposures and interest rate strategies contributed to absolute performance, while currency positions were largely neutral. The euro appreciated 4.74% against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union.4 The Polish zloty appreciated 7.19% against the U.S. dollar during the period.4

Asia

Overall, the Fund’s exposure to Asian currencies contributed to performance, while interest rate strategies and sovereign credit exposures in the region were largely neutral. Most currencies in the region appreciated against the U.S. dollar during the period. Central bankers in Malaysia, South Korea and Australia kept policy rates constant, while rates were hiked in India and Indonesia during the

Semiannual Report | 5

Currency Breakdown
2/28/14
% of Total
Net Assets
Americas	76.3%
U.S. Dollar	53.4%
Mexican Peso	11.4%
Uruguayan Peso	6.3%
Brazilian Real	3.1%
Chilean Peso	1.8%
Peruvian Nuevo Sol	0.3%
Asia Pacific	11.5%
Malaysian Ringgit	8.4%
South Korean Won	5.4%
Philippine Peso	3.2%
Indian Rupee	1.5%
Sri Lankan Rupee	0.8%
Indonesian Rupiah	0.6%
Japanese Yen*	-8.4%
Middle East & Africa	12.6%
Nigerian Naira	9.7%
Ghanaian Cedi	2.9%
Europe*	-0.4%
Hungarian Forint	8.1%
Polish Zloty	3.2%
Serbian Dinar	3.0%
Euro*	-14.7%

*A negative figure reflects net “short” exposure,
designed to benefit if the value of the associated
currency decreases. Conversely, the Fund’s value would
potentially decline if the value of the associated currency
increases.

period. Most of the currencies of these countries appreciated against the U.S. dollar. The Malaysian ringgit appreciated 0.25%, the South Korean won gained 3.99%, the Australian dollar rose 0.47% and the Indian rupee strengthened 6.60% against the U.S. dollar.4 The Indonesian rupiah fell 5.94% against the U.S. dollar during the period.4

With interest rates in the U.S. and Japan at historically low levels, significant central bank balance sheet expansion, and unprecedented fiscal expenditures that drove record funding needs, we remained cautious regarding U.S. dollar interest rate risk over the medium term. Because of the potentially detrimental effect of a steepening or rising U.S. Treasury yield curve on the value of dollar-denominated emerging market debt, we maintained net-negative exposure to the Japanese yen, through the use of currency forward contracts. Given the yen’s historical tendency to depreciate against the dollar as yield spreads widen between U.S. and Japanese government bonds, net-negative yen positioning has the potential to implicitly hedge against the interest rate risk of U.S. dollar-denominated debt. This strategy was largely neutral for Fund performance during the reporting period.

Thank you for your participation in Templeton Emerging Markets Bond Fund.

We look forward to serving your future investment needs.

Portfolio Management Team

Templeton Emerging Markets Bond Fund

6 | Semiannual Report

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources consid-
ered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you under-
stand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
2. Source: J.P. Morgan. Copyright 2014. JPMorgan Chase & Co. All rights reserved. J.P. Morgan is the marketing name for
JPMorgan Chase & Co., and its subsidiaries and affiliates worldwide. Templeton Emerging Markets Bond Fund (the
“Fund”) is not sponsored, endorsed, sold or promoted by J.P. Morgan. The JPM EMBI Global (the “Index”) is created based on stated, established rules. The creation or use of the Index does not constitute a recommendation by J.P.
Morgan of the Fund or a trade recommendation by J.P. Morgan. J.P. Morgan makes no representation or warranty, express or implied, with respect to the Fund, or the advisability of investing in securities generally, or in the Fund particularly, or the ability of the Index to track bond market performance. J.P. Morgan has no obligation to take the needs of the prospective purchasers or owners of the Fund into consideration in determining, composing or calculating the Index. J.P.
Morgan is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund. J.P. Morgan has no obligation or liability in connection with the administration, marketing or trading of the
Fund. THE INDEX IS PROVIDED “AS IS” WITH ANY AND ALL FAULTS. J.P. MORGAN DOES NOT GUARANTEE THE AVAILABILITY,
SEQUENCE, TIMELINESS, QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX AND/OR ANY DATA INCLUDED
THEREIN, OR FROM ANY USE OF THE INDEX. J.P. MORGAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY
EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH
RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, OR FROM ANY USE OF THE INDEX. THERE ARE NO REPRESEN-
TATIONS OR WARRANTIES WHICH EXTEND BEYOND THE DESCRIPTION ON THE FACE OF THIS DOCUMENT, IF ANY. ALL
WARRANTIES AND REPRESENTATIONS OF ANY KIND WITH REGARD TO THE INDEX ARE DISCLAIMED INCLUDING ANY
IMPLIED WARRANTIES OF MERCHANTABILITY, QUALITY, ACCURACY, FITNESS FOR A PARTICULAR PURPOSE AND/OR
AGAINST INFRINGEMENT AND/OR WARRANTIES AS TO ANY RESULTS TO BE OBTAINED BY AND/OR FROM THE USE OF THE
INDEX. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE FULLEST EXTENT PERMITTED BY LAW, IN NO EVENT SHALL J.P.
MORGAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES, INCLUDING
LOSS OF PRINCIPAL AND/OR LOST PROFITS, IN CONNECTION WITH THE INDEX AND/OR THE FUND EVEN IF NOTIFIED OF
THE POSSIBILITY OF SUCH DAMAGES.
3. Regional returns are from subindexes of the JPM EMBI Global.
4. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3)
is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 7

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FEMGX)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.06	$9.55	$9.49
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2939
Class C (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.08	$9.55	$9.47
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2705
Class R (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.05	$9.53	$9.48
Distributions (9/1/13–2/28/14)
Dividend Income	$0.2757
Class R6 (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.07	$9.57	$9.50
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3030
Advisor Class (Symbol: n/a)			Change	2/28/14	8/31/13
Net Asset Value (NAV)		+$	0.06	$9.57	$9.51
Distributions (9/1/13–2/28/14)
Dividend Income	$0.3001

8 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/R6/Advisor Class: no sales charges.

Class A			6-Month		Inception (4/1/13)
Cumulative Total Return[2]		+	3.74%		-1.55%
Aggregate Total Return[3]			-0.66%		-5.70%
Value of $10,000 Investment[4]			$9,934		$9,430
Aggregate Total Return (3/31/14)3, 5					-4.35%
Total Annual Operating Expenses[6]	1.23% (with waiver)		2.39% (without waiver)
Class C			6-Month		Inception (4/1/13)
Cumulative Total Return[2]		+	3.60%		-1.79%
Aggregate Total Return[3]		+	2.60%		-2.74%
Value of $10,000 Investment[4]			$10,260		$9,726
Aggregate Total Return (3/31/14)3, 5					-1.39%
Total Annual Operating Expenses[6]	1.67% (with waiver)		2.83% (without waiver)
Class R			6-Month		Inception (4/1/13)
Cumulative Total Return[2]		+	3.44%		-1.94%
Aggregate Total Return[3]		+	3.44%		-1.94%
Value of $10,000 Investment[4]			$10,344		$9,806
Aggregate Total Return (3/31/14)3, 5					-0.54%
Total Annual Operating Expenses[6]	1.52% (with waiver)		2.68% (without waiver)
Class R6			6-Month		Inception (5/1/13)
Cumulative Total Return[2]		+	3.83%		-1.26%
Aggregate Total Return[3]		+	3.83%		-1.26%
Value of $10,000 Investment[4]			$10,383		$9,874
Aggregate Total Return (3/31/14)3, 5				+	0.23%
Total Annual Operating Expenses[6]	0.98% (with waiver)		4.30% (without waiver)
Advisor Class			6-Month		Inception (4/1/13)
Cumulative Total Return[2]		+	3.80%		-1.29%
Aggregate Total Return[3]		+	3.80%		-1.29%
Value of $10,000 Investment[4]			$10,380		$9,871
Aggregate Total Return (3/31/14)3, 5				+	0.17%
Total Annual Operating Expenses[6]	1.02% (with waiver)		2.18% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Aggregate total return represents the change in value of an investment over the periods indicated. Because the Fund has existed for less than one year, average annual total return is not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/13	Value 2/28/14	Period* 9/1/13–2/28/14
Actual	$1,000	$1,037.40	$6.26
Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21
Class C
Actual	$1,000	$1,036.00	$8.33
Hypothetical (5% return before expenses)	$1,000	$1,016.61	$8.25
Class R
Actual	$1,000	$1,034.40	$7.57
Hypothetical (5% return before expenses)	$1,000	$1,017.36	$7.50
Class R6
Actual	$1,000	$1,038.30	$5.00
Hypothetical (5% return before expenses)	$1,000	$1,019.89	$4.96
Advisor Class
Actual	$1,000	$1,038.00	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,019.84	$5.01

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.24%; C: 1.65%;
R: 1.50%; R6: 0.99%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

12 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton Emerging Markets Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class A	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.49	$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.18
Net realized and unrealized gains (losses)	0.11	(0.69)
Total from investment operations	0.35	(0.51)
Less distributions from net investment income	(0.29)	—
Net asset value, end of period	$9.55	$9.49

Total return[d]	3.74%	(5.10)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.89%[f]	2.37%
Expenses net of waiver and payments by affiliates	1.24%[f]	1.21%
Net investment income	5.27%	4.32%

Supplemental data
Net assets, end of period (000’s)	$14,040	$10,319
Portfolio turnover rate	—%	8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.

 bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

 dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

 eRatios are annualized for periods less than one year.

fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Templeton Income Trust

Financial Highlights (continued)

Templeton Emerging Markets Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class C	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.47	$10.00
Income from investment operations[b]:
Net investment income[c]	0.22	0.17
Net realized and unrealized gains (losses)	0.13	(0.70)
Total from investment operations	0.35	(0.53)
Less distributions from net investment income	(0.27)	—
Net asset value, end of period	$9.55	$9.47

Total return[d]	3.60%	(5.30)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.30%[f]	2.81%
Expenses net of waiver and payments by affiliates	1.65%[f]	1.65%
Net investment income	4.86%	3.88%

Supplemental data
Net assets, end of period (000’s)	$493	$281
Portfolio turnover rate	—%	8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Emerging Markets Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.48	$10.00
Income from investment operations[b]:
Net investment income[c]	0.22	0.16
Net realized and unrealized gains (losses)	0.12	(0.68)
Total from investment operations	0.34	(0.52)
Less distributions from net investment income	(0.28)	—
Net asset value, end of period	$9.54	$9.48

Total return[d]	3.44%	(5.20)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.15%[f]	2.65%
Expenses net of waiver and payments by affiliates	1.50%[f]	1.50%
Net investment income	5.01%	4.04%

Supplemental data
Net assets, end of period (000’s)	$10	$9
Portfolio turnover rate	—%	8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights (continued)

Templeton Emerging Markets Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.50	$10.15
Income from investment operations[b]:
Net investment income[c]	0.25	0.17
Net realized and unrealized gains (losses)	0.11	(0.82)
Total from investment operations	0.36	(0.65)
Less distributions from net investment income	(0.30)	—
Net asset value, end of period	$9.56	$9.50

Total return[d]	3.83%	(6.40)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.62%[f]	4.28%
Expenses net of waiver and payments by affiliates	0.99%[f]	0.96%
Net investment income	5.52%	2.41%

Supplemental data
Net assets, end of period (000’s)	$5	$5
Portfolio turnover rate	—%	8.80%

aFor the period May 1, 2013 (effective date) to August 31, 2013.

 bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

 cBased on average daily shares outstanding.

 dTotal return is not annualized for periods less than one year.

 eRatios are annualized for periods less than one year.

 fBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Emerging Markets Bond Fund
	Six Months Ended	Period Ended
	February 28, 2014	August 31,
Advisor Class	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$9.51	$10.00
Income from investment operations[b]:
Net investment income[c]	0.24	0.20
Net realized and unrealized gains (losses)	0.12	(0.69)
Total from investment operations	0.36	(0.49)
Less distributions from net investment income	(0.30)	—
Net asset value, end of period	$9.57	$9.51

Total return[d]	3.80%	(4.90)%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	2.65%[f]	2.16%
Expenses net of waiver and payments by affiliates	1.00%[f]	1.00%
Net investment income	5.51%	4.53%

Supplemental data
Net assets, end of period (000’s)	$377	$116
Portfolio turnover rate	—%	8.80%

aFor the period April 1, 2013 (commencement of operations) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited)

Templeton Emerging Markets Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 64.3%
Argentina 1.4%
Government of Argentina, senior bond, 7.00%, 10/03/15	226,000		$212,258

Brazil 3.1%
Letra Tesouro Nacional, Strip, 7/01/15	1,250[a] BRL		461,973

Ghana 4.0%
Government of Ghana,
24.00%, 5/25/15	5,000	GHS	1,960
21.00%, 10/26/15	886,000	GHS	334,820
16.90%, 3/07/16	100,000	GHS	35,178
19.24%, 5/30/16	50,000	GHS	18,167
23.00%, 8/21/17	60,000	GHS	23,262
[b] 144A, 7.875%, 8/07/23	200,000		187,250
			600,637

Hungary 13.3%
Government of Hungary,
5.50%, 12/22/16	147,290,000	HUF	676,822
4.00%, 4/25/18	4,960,000	HUF	21,340
6.50%, 6/24/19	20,820,000	HUF	98,707
7.50%, 11/12/20	13,160,000	HUF	65,225
5.375%, 2/21/23	790,000		804,299
A, 6.75%, 11/24/17	38,720,000	HUF	184,240
A, 5.50%, 12/20/18	23,830,000	HUF	108,328
A, 7.00%, 6/24/22	940,000	HUF	4,485
A, 6.00%, 11/24/23	5,070,000	HUF	22,663
			1,986,109

Indonesia 0.5%
Government of Indonesia,
FR27, 9.50%, 6/15/15	860,000,000	IDR	76,366
FR31, 11.00%, 11/15/20	7,000,000	IDR	687
senior bond, FR53, 8.25%, 7/15/21	17,000,000	IDR	1,458
			78,511

Malaysia 2.8%
Government of Malaysia, 3.741%, 2/27/15	1,370,000	MYR	421,078

Mexico 8.2%
Government of Mexico,
6.00%, 6/18/15	60,000[c] MXN		464,937
6.25%, 6/16/16	76,170[c] MXN		601,681
7.25%, 12/15/16	19,000[c] MXN		154,363
			1,220,981

Mongolia 1.1%
[b] Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000		160,658

18 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Emerging Markets Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
Nigeria 1.5%
Government of Nigeria, 4.00%, 4/23/15	40,000,000	NGN	$217,070

Philippines 0.4%
Government of the Philippines, senior note, 1.625%, 4/25/16	2,600,000	PHP	57,613

Poland 3.2%
Government of Poland, 5.50%, 4/25/15	1,400,000	PLN	478,653

Serbia 4.9%
[b] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		279,942
Serbia Treasury Bond, 10.00%, 4/04/15	17,400,000	RSD	210,215
Serbia Treasury Note, 10.00%,
11/08/15	20,100,000	RSD	242,208
1/30/16	190,000	RSD	2,285
			734,650

Slovenia 1.4%
[b] Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		210,751

South Korea 3.1%
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	500,000,000	KRW	469,503

Sri Lanka 0.8%
Government of Sri Lanka, C, 8.50%, 4/01/18	15,500,000	LKR	117,624

Ukraine 8.6%
[b] Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		640,800
senior note, 144A, 7.50%, 4/17/23	530,000		471,700
[b,d] Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		168,125
			1,280,625

Uruguay 6.0%
[e] Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	1,549,830	UYU	69,236
Uruguay Notas del Tesoro, 10.25%, 8/22/15	17,800,000	UYU	748,959
Uruguay Treasury Bill, Strip,
5/14/15	1,600,000	UYU	60,122
7/02/15	30,000	UYU	1,109
11/26/15	230,000	UYU	8,100
			887,526

Total Foreign Government and Agency Securities (Cost $10,000,236)			9,596,220

Quasi-Sovereign and Corporate Bonds 11.7%
Costa Rica 4.0%
[b] Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		600,000

Romania 1.0%
[b] Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	145,935

Semiannual Report | 19

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Emerging Markets Bond Fund	Principal Amount*		Value
Quasi-Sovereign and Corporate Bonds (continued)
Russia 0.7%
[b,d] Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A, 7.875%,
9/25/17	100,000		$110,584

South Africa 3.0%
[b] Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	100,000	EUR	130,237
[b] Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	315,218
			445,455

Venezuela 3.0%
Petroleos de Venezuela SA, senior sub. bond, 4.90%, 10/28/14	480,000		451,718

Total Quasi-Sovereign and Corporate Bonds (Cost $1,750,726)			1,753,692

Total Investments before Short Term Investments (Cost $11,750,962)			11,349,912

Short Term Investments 20.4%
Foreign Government and Agency Securities 10.2%
Mexico 0.1%
[f] Mexico Treasury Bills, 3/20/14 - 12/11/14	27,900[g] MXN		20,611

Nigeria 8.3%
[f] Nigeria Treasury Bill,
12/18/14	69,000,000	NGN	376,745
2/19/15	160,600,000	NGN	855,994
			1,232,739

Philippines 1.8%
[f] Philippine Treasury Bills, 6/04/14 - 9/03/14	12,120,000	PHP	270,723

Total Foreign Government and Agency Securities (Cost $1,558,290)			1,524,073

Total Investments before Money Market Funds (Cost $13,309,252)			12,873,985

Shares	Shares
Money Market Funds (Cost $1,513,997) 10.2%
United States 10.2%
[h,i] Institutional Fiduciary Trust Money Market Portfolio	1,513,997		1,513,997

Total Investments (Cost $14,823,249) 96.4%			14,387,982
Other Assets, less Liabilities 3.6%			537,040

Net Assets 100.0%			$14,925,022

20 | Semiannual Report

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Emerging Markets Bond Fund

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2014, the aggregate value of these securities was $3,421,200, representing 22.92% of net assets.
cPrincipal amount is stated in 100 Mexican Peso Units.
dSee Note 1(d) regarding loan participation notes.
ePrincipal amount of security is adjusted for inflation. See Note 1(f).
fThe security is traded on a discount basis with no stated coupon rate.
gPrincipal amount is stated in 10 Mexican Peso Units.
hNon-income producing.
iSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At Febuary 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation Depreciation
Malaysian Ringgit	JPHQ	Buy	108,500	$33,206	4/02/14	$—	$(154)
Euro	DBAB	Sell	155,000	199,315	4/04/14	—	(14,581)
Chilean Peso	DBAB	Buy	148,335,000	300,000	4/07/14	—	(35,612)
Euro	BZWS	Sell	367,000	472,898	4/07/14	—	(33,551)
Indian Rupee	JPHQ	Buy	13,837,500	218,809	4/07/14	3,529	—
Japanese Yen	BZWS	Sell	46,442,500	500,000	4/07/14	43,692	—
Malaysian Ringgit	JPHQ	Buy	629,300	200,000	4/07/14	—	(8,366)
Peruvian Neuvo Sol	DBAB	Buy	130,000	50,000	4/07/14	—	(3,788)
South Korean Won	JPHQ	Buy	227,006,000	200,000	4/07/14	12,480	—
South Korean Won	JPHQ	Buy	45,013,200	40,000	5/15/14	2,050	—
South Korean Won	JPHQ	Buy	11,204,500	10,000	5/16/14	466	—
South Korean Won	JPHQ	Buy	33,766,200	30,000	5/20/14	1,536	—
Euro	BZWS	Sell	105,000	135,161	5/21/14	—	(9,737)
South Korean Won	JPHQ	Buy	33,768,000	30,000	5/21/14	1,536	—
Mexican Peso	JPHQ	Buy	6,083,000	473,496	5/28/14	—	(17,917)
Philippine Peso	DBAB	Buy	5,631,080	130,000	6/30/14	—	(4,991)
Malaysian Ringgit	DBAB	Buy	389,000	120,000	7/01/14	—	(2,058)
Malaysian Ringgit	JPHQ	Buy	291,780	90,000	7/01/14	—	(1,534)
Philippine Peso	JPHQ	Buy	823,000	18,998	7/01/14	—	(728)
Malaysian Ringgit	JPHQ	Buy	178,500	54,773	7/02/14	—	(656)
Malaysian Ringgit	DBAB	Buy	16,110	5,001	7/03/14	—	(117)
Malaysian Ringgit	DBAB	Buy	151,500	46,960	7/07/14	—	(1,042)
Euro	DBAB	Sell	128,180	168,352	7/21/14	—	(8,541)
Malaysian Ringgit	HSBK	Buy	356,895	110,000	7/21/14	—	(1,916)
Euro	DBAB	Sell	393,000	534,677	10/07/14	—	(7,713)
Euro	DBAB	Sell	100,000	138,114	10/30/14	98	—
Euro	DBAB	Sell	118,000	162,511	10/31/14	—	(349)

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Emerging Markets Bond Fund

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation Depreciation
Euro	DBAB	Sell	59,000	$79,623	11/05/14	$—	$(1,807)
Euro	BZWS	Sell	100,000	134,470	11/14/14	—	(3,549)
Euro	CITI	Sell	281,000	382,062	12/05/14	—	(5,782)
Malaysian Ringgit	JPHQ	Buy	342,000	102,065	1/08/15	556	—
Malaysian Ringgit	JPHQ	Buy	184,000	54,952	1/09/15	257	—
Malaysian Ringgit	JPHQ	Buy	55,000	16,442	1/12/15	58	—
Euro	DBAB	Sell	110,000	150,348	1/30/15	—	(1,490)
Euro	DBAB	Sell	100,000	135,545	2/03/15	—	(2,491)
Japanese Yen	JPHQ	Sell	20,400,000	202,043	2/06/15	1,128	—
Japanese Yen	SCNY	Sell	20,370,000	201,688	2/06/15	1,069	—
Japanese Yen	BZWS	Sell	20,370,000	201,662	2/09/15	1,037	—
Japanese Yen	JPHQ	Sell	20,420,000	201,719	2/09/15	600	—
Unrealized appreciation (depreciation)						70,092	(168,470)
Net unrealized appreciation (depreciation)							$(98,378)

[a]May be comprised of multiple contracts using the same currency and settlement date.

At February 28, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 1(c).

Interest Rate Swap Contracts

			Counterparty/	Expiration	Notional	Unrealized	Unrealized
Description			Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.018%			JPHQ	8/22/23	$520,000	$—	$(14,889)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.848%			JPHQ	8/22/43	300,000	—	(14,823)
Receive Floating rate 3-month USD BBA LIBOR Pay
Fixed rate 3.849%			CITI 12/23/43		300,000	—	(16,667)
Net unrealized appreciation (depreciation)							$(46,379)

See Abbreviations on page 42.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Templeton
Emerging Markets
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$13,309,252
Cost - Sweep Money Fund (Note 7)	1,513,997
Total cost of investments	$14,823,249
Value - Unaffiliated issuers	$12,873,985
Value - Sweep Money Fund (Note 7)	1,513,997
Total value of investments	14,387,982
Foreign currency, at value (cost $133,968)	137,716
Receivables:
Capital shares sold	72,172
Interest	212,110
Affiliates	133,365
Due from brokers	59,044
Variation margin	1,663
Offering costs	11,210
Unrealized appreciation on forward exchange contracts	70,092
Other assets	36,543
Total assets	15,121,897
Liabilities:
Payables:
Capital shares redeemed	57
Distribution fees	2,730
Transfer agent fees	1,260
Professional fees	24,046
Unrealized depreciation on forward exchange contracts	168,470
Accrued expenses and other liabilities	312
Total liabilities	196,875
Net assets, at value	$14,925,022
Net assets consist of:
Paid-in capital	$15,490,107
Undistributed net investment income	131,621
Net unrealized appreciation (depreciation)	(578,090)
Accumulated net realized gain (loss)	(118,616)
Net assets, at value	$14,925,022

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Templeton
Emerging Markets
Bond Fund
Class A:
Net assets, at value	$14,040,248
Shares outstanding	1,469,604
Net asset value per share[a]	$9.55
Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.97
Class C:
Net assets, at value	$493,198
Shares outstanding	51,660
Net asset value and maximum offering price per share[a]	$9.55
Class R:
Net assets, at value	$9,535
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.54
Class R6:
Net assets, at value	$4,715
Shares outstanding	493
Net asset value and maximum offering price per share	$9.56
Advisor Class:
Net assets, at value	$377,326
Shares outstanding	39,411
Net asset value and maximum offering price per share	$9.57

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the six months ended February 28, 2014 (unaudited)

Templeton
Emerging Markets
Bond Fund
Investment income:
Interest (net of foreign taxes of $1,277)	$404,473
Expenses:
Management fees (Note 3a)	68,077
Distribution fees: (Note 3c)
Class A	14,640
Class C	1,153
Class R	24
Transfer agent fees: (Note 3e)
Class A	3,260
Class C	94
Class R	3
Class R6	24
Advisor Class	116
Custodian fees (Note 4)	5,724
Reports to shareholders	4,558
Registration and filing fees	24,770
Professional fees	34,354
Amortization of offering costs	61,491
Other	1,253
Total expenses	219,541
Expense reductions (Note 4)	(100)
Expenses waived/paid by affiliates (Note 3f)	(138,953)
Net expenses	80,488
Net investment income	323,985
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	(39,348)
Foreign currency transactions	(43,557)
Swap contracts	(12,711)
Net realized gain (loss)	(95,616)
Net change in unrealized appreciation (depreciation) on:
Investments	121,660
Translation of other assets and liabilities denominated in foreign currencies	23,542
Net change in unrealized appreciation (depreciation)	145,202
Net realized and unrealized gain (loss)	49,586
Net increase (decrease) in net assets resulting from operations	$373,571

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Income Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Templeton Emerging Markets
	Bond Fund
	Six Months Ended
	February 28, 2014	Period Ended
	(unaudited)	August 31, 2013[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$323,985	$193,502
Net realized gain (loss) from investments and foreign currency transactions and swap
contracts	(95,616)	(52,509)
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	145,202	(723,292)
Net increase (decrease) in net assets resulting from operations	373,571	(582,299)
Distributions to shareholders from:
Net investment income:
Class A	(363,835)	—
Class C	(9,243)	—
Class R	(276)	—
Class R6	(149)	—
Advisor Class	(10,748)	—
Total distributions to shareholders	(384,251)	—
Capital share transactions: (Note 2)
Class A	3,705,612	10,875,591
Class C	213,782	300,958
Class R	—	10,000
Class R6	—	5,000
Advisor Class	285,942	121,116
Total capital share transactions	4,205,336	11,312,665
Net increase (decrease) in net assets	4,194,656	10,730,366
Net assets:
Beginning of period	10,730,366	—
End of period	$14,925,022	$10,730,366
Undistributed net investment income included in net assets:
End of period	$131,621	$191,887

[a]For the period April 1, 2013 (commencement of operations) to August 31, 2013.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Emerging Markets Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Emerging Markets Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Semiannual Report | 27

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of

28 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Semiannual Report | 29

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/ counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”)

30 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

See Note 10 regarding other derivative information.

d. Loan Participation Notes

The Fund invests in loan participation notes (“Participations”). Participations are loans originally issued to a borrower by one or more financial institutions (the “Lender”) and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

e. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial

Semiannual Report | 31

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Income and Deferred Taxes (continued)

statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

g. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

32 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Period Ended
	February 28, 2014		August 31, 2013[a]
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	466,586	$4,519,131	1,109,374	$11,095,669
Shares issued in reinvestment of
distributions	7,114	68,432	—	—
Shares redeemed	(91,296)	(881,951)	(22,174)	(220,078)
Net increase (decrease)	382,404	$3,705,612	1,087,200	$10,875,591
Class C Shares:
Shares sold	45,105	$434,022	59,422	$584,508
Shares issued in reinvestment of
distributions	866	8,318	—	—
Shares redeemed	(23,942)	(228,558)	(29,791)	(283,550)
Net increase (decrease)	22,029	$213,782	29,631	$300,958
Class R Shares:
Shares sold	—	$—	1,000	$10,000
Net increase (decrease)	—	$—	1,000	$10,000
Class R6 Shares[b]:
Shares sold	—	$—	493	$5,000
Net increase (decrease)	—	$—	493	$5,000

Semiannual Report | 33

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Period Ended
	February 28, 2014		August 31, 2013[a]
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	99,671	$969,571	12,625	$125,153
Shares issued in reinvestment of
distributions	1,048	10,110	—	—
Shares redeemed	(73,524)	(693,739)	(409)	(4,037)
Net increase (decrease)	27,195	$285,942	12,216	$121,116
[a]For the period April 1, 2013 (commencement of operations) to August 31, 2013.
[b]For the period May 1, 2013 (effective date) to August 31, 2013.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.050%	Up to and including $1 billion
1.030%	Over $1 billion, up to and including $5 billion
1.010%	Over $5 billion, up to and including $10 billion
0.990%	Over $10 billion, up to and including $15 billion
0.970%	Over $15 billion, up to and including $20 billion
0.950%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

34 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$3,395
CDSC retained	$6

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $3,497, of which $1,949 was retained by Investor Services.

Semiannual Report | 35

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
f.	Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 1.00%, and Class R6 does not exceed 0.99% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 does not exceed 0.01% until December 31, 2014.

g. Other Affiliated Transactions

At February 28, 2014, Advisers owned 63.92% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2013, the Fund had short-term capital loss carryforwards of $23,000.

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$14,873,418

Unrealized appreciation	$244,468
Unrealized depreciation	(729,904)
Net unrealized appreciation (depreciation)	$(485,436)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and offering costs.

36 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $3,036,826 and $0, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK AND DEFAULTED SECURITIES

At February 28, 2014, the Fund had 53.49% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report | 37

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

10. OTHER DERIVATIVE INFORMATION

At February 28, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Interest rate contracts			Unrealized depreciation on
	Variation margin / net		swap contracts / Net assets
	assets consist of - net		consist of – net unrealized
	unrealized appreciation[a]	$—	depreciation	$46,379	[a]
Foreign exchange
contracts	Unrealized appreciation on		Unrealized appreciation on
	forward exchange contracts	70,092	forward exchange contracts	168,470

aIncludes cumulative appreciation (depreciation) of centrally cleared swaps as reported in the Statement of Investments. Only current day’s variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

			Change in
			Unrealized
Derivative Contracts		Realized	Appreciation
Not Accounted for as		Gain (Loss)	(Depreciation)
Hedging Instruments	Statement of Operations Locations	for the Year	for the Period
Interest rate contracts	Net realized gain (loss) from swap	$12,711	$(37,206)
Foreign exchange
contracts	Net realized gain (loss) from foreign
	currency transactions	(3,622)	18,416

For the period ended February 28, 2014, the average month end market value of derivatives represented 1.88% of average month end net assets. The average month end number of open derivative contracts for the year was 42.

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative assets and liabilities, are as follows:

	Gross and Net Amounts of Assets
	and Liabilities Presented in the
	Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward exchange contracts	$70,092	$168,470

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At February 28, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts
	of Liabilities
	Presented in	Financial	Financial
	the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received	Received	than zero)
Counterparty
BZWS	$44,729	$(44,729)	$—	$—	$—
CITI	—	—	—	—	—
DBAB	98	(98)	—	—	—
HSBK	—	—	—	—	—
JPHQ	24,196	(24,196)	—	—	—
SCNY	1,069	—	—	—	1,069
Total	$70,092	$(69,023)	$—	$—	$1,069

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts
	of Liabilities
	Presented in	Financial	Financial
	the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BZWS	$46,837	$(44,729)	$—	$—	$2,108
CITI	5,782	—	—	—	5,782
DBAB	84,580	(98)	—	—	84,482
HSBK	1,916	—	—	—	1,916
JPHQ	29,355	(24,196)	—	—	5,159
SCNY	—	—	—	—	—
Total	$168,470	$(69,023)	$—	$—	$99,447

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$9,596,220	$—	$9,596,220
Quasi-Sovereign and Corporate Bonds[a]	—	1,753,692	—	1,753,692
Short Term Investments	1,513,997	1,524,073	—	3,038,070
Total Investments in Securities	$1,513,997	$12,873,985	$—	$14,387,982
Forward Exchange Contracts	$—	$70,092	$—	$70,092
Liabilities:
Swaps	—	46,379	—	46,379
Forward Exchange Contracts	—	168,470	—	168,470
[a]For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 41

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Emerging Markets Bond Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty		Currency

BZWS	- Barclays Bank PLC	BRL	- Brazilian Real
CITI	- Citibank N.A.	EUR	- Euro
DBAB	- Deutsche Bank AG	GHS	- Ghanaian Cedi
HSBK	- HSBC Bank PLC	HUF	-HungarianForint
JPHQ	- JPMorgan Chase Bank N.A.	IDR	-IndonesianRupiah
SCNY	- Standard Chartered Bank	KRW	- South Korean Won
		LKR	- Sri Lankan Rupee
		MXN	- Mexican Peso
		MYR	- Malaysian Ringgit
		NGN	- Nigerian Naira
		PHP	- Philippine Peso
		PLN	- Polish Zloty
		RSD	- Serbian Dinar
		UYU	- Uruguayan Peso

42 | Semiannual Report

Templeton Income Trust

Shareholder Information

Templeton Emerging Markets Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 43

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Semiannual Report and Shareholder Letter
TEMPLETON EMERGING MARKETS
BOND FUND

Investment Manager
Franklin Advisers, Inc.

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© 2014 Franklin Templeton Investments. All rights reserved. 072 S 04/14

FEBRUARY 28, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Templeton Income Trust

Sign up for electronic delivery
at franklintempleton.com/edelivery

FIXED INCOME

Templeton Constrained Bond Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · **Templeton** · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	23
		Templeton Constrained Bond Fund	4	Notes to Financial Statements	27
		Performance Summary	10	Shareholder Information	42
		Your Fund’s Expenses	13
		Financial Highlights and
		Statement of Investments	15

Semiannual Report

Templeton Constrained Bond Fund

Your Fund’s Goal and Main Investments: Templeton Constrained Bond Fund seeks current income with capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds” issued by government or government-related issuers worldwide. Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may also purchase debt obligations issued by supranational entities organized or supported by several national governments.

This semiannual report for Templeton Constrained Bond Fund covers the period since the Fund’s inception on September 20, 2013, through February 28, 2014.

Performance Overview

Templeton Constrained Bond Fund – Class A posted a +0.56% cumulative total return from inception on September 20, 2013, through February 28, 2014. In comparison, short-term global government bonds, as measured by the Fund’s benchmark, the Citigroup World Government Bond Index (WGBI) 1-3 Year,

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 20.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

4 | Semiannual Report

generated a +0.64% cumulative total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

The global economic recovery was mixed during the period under review. The recovery in emerging markets moderated after many economies had previously returned to and exceeded pre-crisis activity levels. Although some developed economies, such as those of Australia and some Scandinavian countries, have also enjoyed relatively strong recoveries in the aftermath of the global financial crisis, growth in the G-3 (U.S., eurozone and Japan) continued to be slow by the standards of previous recoveries. As fears eased surrounding European sovereign debt, the possibility of another U.S. recession and a potential Chinese “hard landing,” financial market performance was positive. Improving sentiment, relatively strong fundamentals, and continued provision of global liquidity supported assets perceived as risky and equity markets performed well. Policymakers in the largest developed economies adjusted their unprecedented efforts to supply liquidity. Actions elsewhere in the world were mixed, with some policymakers less willing to reverse previous tightening efforts in response to the external environment.

Global financial market volatility was elevated at the beginning of the period as the U.S. federal government partially shut down and the U.S. Treasury approached its debt ceiling. As the government shutdown ended and the debt ceiling was raised, market volatility quickly subsided.

Fears of reductions in stimulative government policies contributed to periods of risk aversion, when credit spreads widened and assets perceived as risky sold off alternating with periods of heightened risk appetite, when spreads narrowed and investors again favored risk assets. Against this backdrop, extensive liquidity creation continued, in particular from the Bank of Japan’s commitment to increase inflation and the European Central Bank’s interest rate cut. Economic data among the largest economies remained inconsistent with continued predictions of a severe global economic slowdown.

During the period, the U.S. Federal Reserve Board (Fed) announced it would begin to reduce the size of its quantitative easing program. Pessimism about this policy contributed to emerging market declines as market participants changed their expectations of global liquidity conditions. When the Fed subsequently announced a further reduction in its bond buying program, market reaction was muted.

Semiannual Report | 5

What is a currency
forward contract?
A currency forward contract is an
agreement between the Fund and a
counterparty to buy or sell a foreign
currency at a specific exchange rate on a
future date.

What is a futures contract?
A futures contract is an agreement
between the Fund and a counterparty
made through a U.S. or foreign futures
exchange to buy or sell an asset at a
specific price on a future date.

What is duration?
Duration is a measure of a bond’s price
sensitivity to interest rate changes. In
general, a portfolio of securities with a
lower duration can be expected to be
less sensitive to interest rate changes
than a portfolio with a higher duration.

Investment Strategy

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks. We seek to manage the Fund’s exposure to various currencies and may use currency and cross-currency forwards and currency and currency index futures contracts.

Manager’s Discussion

Several factors, including interest rate developments, currency movements and exposure to sovereign debt markets affected the Fund’s total return. During the period since inception, interest rate strategies and sovereign credit exposures contributed to absolute performance, while currency positions were largely neutral.

Interest Rate Strategy

During the period under review, we implemented a defensive duration posture as policymakers in the G-3, the U.K. and Switzerland pursued historically accommodative monetary policies. With interest rates in the U.S. and Japan at historically low levels, central banks supplying significant liquidity to the financial sector and fiscal deficits that drove record funding needs, we saw what we viewed as limited value in these government bond markets. Select duration exposures in Europe contributed to absolute performance during the period. The Fund maintained little duration exposure in emerging markets, except in select countries where rates were already quite high.

Currency Strategy

The Fund’s diversified currency exposure was largely neutral for performance during the period. As part of the Fund’s investment strategy, we used currency forward contracts to limit or add exposure to various currencies. The U.S. dollar was slightly stronger and gained 1.55% during the period against the currencies of major U.S. trading partners.2 However, the dollar weakened against the euro, which appreciated 2.24% against the U.S. dollar during the period.3

6 | Semiannual Report

Overall, the Fund’s exposure to Asian currencies contributed to performance. Our large net-negative position in the Japanese yen, achieved through the use of currency forward contracts, benefited performance as the yen depreciated 2.39% against the U.S. dollar during the period.3 Currency positions elsewhere in Asia also added to relative and absolute results.

Central bankers in Malaysia, South Korea and Australia kept policy rates constant, while rates were hiked in India and Indonesia during the period. The South Korean won gained 1.55% and the Indian rupee strengthened 0.57% against the U.S. dollar.3 The Malaysian ringgit depreciated 3.42%, the Australian dollar fell 4.67% and the Indonesian rupiah weakened 2.23% against the U.S. dollar during the period.3

The euro appreciated against the U.S. dollar during the period as the European Central Bank maintained its commitment to preserving the European Monetary Union, and the Fund’s underweighted, net-negative exposure to the euro was the largest detractor from relative performance. However, overweighted exposure to some other European currencies contributed to relative performance. The Polish zloty gained 3.56% against the U.S. dollar during the period.3

Exposure to Latin American currencies was largely neutral for Fund performance. Economic growth in much of the region continued to be supported by domestic and external demand. Central banks in Mexico and Chile cut policy rates, while rates were hiked in Brazil. The Brazilian real depreciated 5.52% and the Mexican peso fell 3.51% against the U.S. dollar during the period.3 The Chilean peso fell 9.71% against the U.S. dollar during the period.3

Global Sovereign Debt Strategy

In addition to purchasing global government bonds, the Fund also invested in sovereign credit. As an asset class, such investments may compensate for greater credit risk by offering higher yields relative to U.S. Treasury and European benchmark bonds. Relative to the benchmark, the Fund’s sovereign credit positioning contributed to performance as spreads narrowed slightly between yields on sovereign credits and assets often considered safer, such as U.S. Treasuries.

Currency Breakdown
2/28/14
% of Total
Net Assets
Americas	91.5%
U.S. Dollar	81.4%
Mexican Peso	4.5%
Brazilian Real	2.1%
Canadian Dollar	1.9%
Chilean Peso	1.6%
Asia Pacific	8.6%
South Korean Won	7.3%
Malaysian Ringgit	6.5%
Singapore Dollar	3.9%
Indian Rupee	1.4%
New Zealand Dollar	0.1%
Japanese Yen*	-10.6%
Europe*	-0.1%
Polish Zloty	5.4%
Swedish Krona	4.9%
Hungarian Forint	2.3%
Norwegian Krone	0.1%
Euro*	-12.8%

* A negative figure reflects net “short” exposure,
deigned to benefit if the value of the associated
currency decreases. Conversely, the Fund’s value
would potentially decline if the value of the associated
currency increases.

Semiannual Report | 7

Thank you for your participation in Templeton Constrained Bond Fund.

We look forward to serving your future investment needs.

Portfolio Management Team
Templeton Constrained Bond Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
1. © Citigroup Index LLC 2014. All rights reserved.
2. Source: Federal Reserve H.10 Report.
3. Source: FactSet. 2014 FactSet Research Systems Inc. All Rights Reserved. The information contained herein: (1) is proprietary to FactSet Research Systems Inc. and/or its content providers; (2) may not be copied or distributed; and (3)
is not warranted to be accurate, complete or timely. Neither FactSet Research Systems Inc. nor its content providers are responsible for any damages or losses arising from any use of this information.

8 | Semiannual Report

Sonal Desai is a senior vice president and director of research for global bonds for Franklin
Templeton Fixed Income Group. She is responsible for shaping the research agenda of the global bond department and providing macroeconomic analysis to the fixed income team.
This includes facilitating broader research efforts leveraging the fixed income group’s local resources across several emerging markets. Dr. Desai acts as a key resource for the firm’s
Fixed Income Policy Committee, which provides policy views on sectors, markets and currencies.
Dr. Desai has over 18 years of experience in the financial sector. She joined Franklin
Templeton in 2009 from Thames River Capital in London. Dr. Desai started her career as an assistant professor of economics at the University of Pittsburgh and then worked for over six years at the International Monetary Fund in Washington, DC. Following this she joined the private financial sector and worked for about five years as director and senior economist for
Dresdner Kleinwort Wasserstein in London.

Christine Zhu is a portfolio manager and quantitative research analyst for Franklin Templeton
Fixed Income Group’s global bond group. Ms. Zhu joined Franklin Templeton in 2007, initially in the Portfolio Analysis and Investment Risk team as a senior consultant. In 2010, she joined the global bond group with focuses on portfolio construction, derivatives/
quantitative strategies in global market, and risk management. Prior to joining Franklin
Templeton, Ms. Zhu was a senior associate at MSCI Barra where her experience included fixed income analytics and risk exposure calculation. She also worked in the technology department at Oracle and at China Construction Bank.

Semiannual Report | 9

Performance Summary as of 2/28/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: n/a)			Change	2/28/14	9/20/13
Net Asset Value (NAV)		-$	0.01	$9.99	$10.00
Distributions (9/20/13–2/28/14)
Dividend Income	$0.0654
Class C (Symbol: n/a)			Change	2/28/14	9/20/13
Net Asset Value (NAV)		-$	0.02	$9.98	$10.00
Distributions (9/20/13–2/28/14)
Dividend Income	$0.0557
Class R (Symbol: n/a)			Change	2/28/14	9/20/13
Net Asset Value (NAV)		-$	0.02	$9.98	$10.00
Distributions (9/20/13–2/28/14)
Dividend Income	$0.0554
Class R6 (Symbol: n/a)			Change	2/28/14	9/20/13
Net Asset Value (NAV)		-$	0.01	$9.99	$10.00
Distributions (9/20/13–2/28/14)
Dividend Income	$0.0693
Advisor Class (Symbol: n/a)			Change	2/28/14	9/20/13
Net Asset Value (NAV)		-$	0.01	$9.99	$10.00
Distributions (9/20/13–2/28/14)
Dividend Income	$0.0655

10 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Aggregate total return and value of $10,000 investment include maximum sales charges. Class A: 4.25% initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R/R6/Advisor Class: no sales charges.

Class A			Inception (9/20/13)
Cumulative Total Return[2]		+	0.56%
Aggregate Total Return[3]			-3.68%
Value of $10,000 Investment[4]			$9,632
Aggregate Total Return (3/31/14)3, 5			-2.96%
Total Annual Operating Expenses[6]	0.85% (with waiver)		3.26% (without waiver)
Class C			Inception (9/20/13)
Cumulative Total Return[2]		+	0.36%
Aggregate Total Return[3]			-0.64%
Value of $10,000 Investment[4]			$9,936
Aggregate Total Return (3/31/14)3, 5		+	0.06%
Total Annual Operating Expenses[6]	1.25% (with waiver)		3.66% (without waiver)
Class R			Inception (9/20/13)
Cumulative Total Return[2]		+	0.35%
Aggregate Total Return[3]		+	0.35%
Value of $10,000 Investment[4]			$10,035
Aggregate Total Return (3/31/14)3, 5		+	1.07%
Total Annual Operating Expenses[6]	1.10% (with waiver)		3.51% (without waiver)
Class R6			Inception (9/20/13)
Cumulative Total Return[2]		+	0.59%
Aggregate Total Return[3]		+	0.59%
Value of $10,000 Investment[4]			$10,059
Aggregate Total Return (3/31/14)3, 5		+	1.36%
Total Annual Operating Expenses[6]	0.51% (with waiver)		2.92% (without waiver)
Advisor Class			Inception (9/20/13)
Cumulative Total Return[2]		+	0.56%
Aggregate Total Return[3]		+	0.56%
Value of $10,000 Investment[4]			$10,056
Aggregate Total Return (3/31/14)3, 5		+	1.32%
Total Annual Operating Expenses[6]	0.60% (with waiver)		3.01% (without waiver)

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Changes in interest rates will affect the value of the Fund’s portfolio and its share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund’s use of foreign currency techniques involves special risks, as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Currency rates may fluctuate significantly over short periods of time and can reduce returns. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Special risks are associated with foreign investing, including currency rate fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher yielding, lower rated securities include higher risks of default and loss of principal. The Fund is also nondiversified, which involves the risk of greater price fluctuation than a more diversified portfolio. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has an expense reduction contractually guaranteed through at least 12/31/14 and a fee waiver associated with its investments in a
Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the expense reduction and fee waiver, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Aggregate total return represents the change in value of an investment over the period indicated. Because the Fund has existed for less than one year, average annual total return is not available.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.
5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account		Expenses Paid During
	Value		Period* Actual
	Actual 9/20/13		9/20/13–2/28/14
	Hypothetical	Ending Account	Hypothetical
Class A	9/1/13	Value 2/28/14	9/1/13–2/28/14
Actual	$1,000	$1,005.60	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,021.62	$3.21
Class C
Actual	$1,000	$1,003.60	$5.13
Hypothetical (5% return before expenses)	$1,000	$1,019.04	$5.81
Class R
Actual	$1,000	$1,003.50	$4.86
Hypothetical (5% return before expenses)	$1,000	$1,019.34	$5.51
Class R6
Actual	$1,000	$1,005.90	$2.26
Hypothetical (5% return before expenses)	$1,000	$1,022.27	$2.56
Advisor Class
Actual	$1,000	$1,005.60	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.01

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 0.64%; C: 1.16%;
R: 1.10%; R6: 0.51%; and Advisor: 0.60%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period for Hypothetical expenses. For actual expenses, the multiplier is 161/365 to reflect the number of days since inception.

14 | Semiannual Report

Templeton Income Trust

Financial Highlights

Templeton Constrained Bond Fund
Period Ended
February 28, 2014[a]
Class A	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.04
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.06
Less distributions from net investment income	(0.07)
Net asset value, end of period	$9.99

Total return[d]	0.56%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.09%
Expenses net of waiver and payments by affiliates	0.64%
Net investment income	1.00%

Supplemental data
Net assets, end of period (000’s)	$9,970
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

Financial Highlights (continued)

Templeton Constrained Bond Fund
Period Ended
February 28, 2014[a]
Class C	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.02
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.04
Less distributions from net investment income	(0.06)
Net asset value, end of period	$9.98

Total return[d]	0.36%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.61%
Expenses net of waiver and payments by affiliates	1.16%
Net investment income	0.48%

Supplemental data
Net assets, end of period (000’s)	$33
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Constrained Bond Fund
Period Ended
February 28, 2014[a]
Class R	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.02
Net realized and unrealized gains (losses)	0.02
Total from investment operations	0.04
Less distributions from net investment income	(0.06)
Net asset value, end of period	$9.98

Total return[d]	0.35%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.55%
Expenses net of waiver and payments by affiliates	1.10%
Net investment income	0.54%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

Financial Highlights (continued)

Templeton Constrained Bond Fund
Period Ended
February 28, 2014[a]
Class R6	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	0.01
Total from investment operations	0.06
Less distributions from net investment income	(0.07)
Net asset value, end of period	$9.99

Total return[d]	0.59%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.73%
Expenses net of waiver and payments by affiliates	0.51%
Net investment income	1.13%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Highlights (continued)

Templeton Constrained Bond Fund
Period Ended
February 28, 2014[a]
Advisor Class	(unaudited)
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00
Income from investment operations[b]:
Net investment income[c]	0.05
Net realized and unrealized gains (losses)	0.01
Total from investment operations	0.06
Less distributions from net investment income	(0.07)
Net asset value, end of period	$9.99

Total return[d]	0.56%

Ratios to average net assets[e]
Expenses before waiver and payments by affiliates	3.05%
Expenses net of waiver and payments by affiliates	0.60%
Net investment income	1.04%

Supplemental data
Net assets, end of period (000’s)	$10
Portfolio turnover rate	—%

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited)

Templeton Constrained Bond Fund	Principal Amount*		Value
Foreign Government and Agency Securities 31.0%
Brazil 2.0%
[a] Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	200[b]	BRL	$204,433

Canada 1.9%
Government of Canada, 1.00%, 2/01/15	215,000	CAD	194,351

Hungary 4.4%
Government of Hungary,
7.50%, 11/12/20	8,860,000	HUF	43,913
5.375%, 2/21/23	210,000		213,801
A, 5.50%, 12/20/18	8,120,000	HUF	36,912
A, 7.00%, 6/24/22	7,490,000	HUF	35,735
A, 6.00%, 11/24/23	10,830,000	HUF	48,411
B, 5.50%, 6/24/25	14,100,000	HUF	60,370
			439,142

Ireland 4.1%
Government of Ireland, senior bond, 5.40%, 3/13/25	250,000	EUR	410,833

Mexico 2.4%
Government of Mexico, 8.00%, 12/17/15	29,700[c]	MXN	239,633

Poland 5.4%
Government of Poland, Strip, 7/25/15	1,700,000	PLN	542,505

Russia 0.6%
[d] Russia Foreign Bond, senior bond, 144A, 7.50%, 3/31/30	53,625		62,268

Serbia 2.2%
[d] Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000		223,954

South Korea 6.0%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	640,000,000	KRW	601,287

Ukraine 2.0%
[d] Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000		195,800

Total Foreign Government and Agency Securities (Cost $3,057,251)			3,114,206

Short Term Investments 62.8%
Foreign Government and Agency Securities 48.5%
Austria 4.4%
Government of Austria, senior bond, 4.30%, 7/15/14	320,000	EUR	448,246

Belgium 4.7%
[e] Belgium Treasury Bill, 3/13/14	340,000	EUR	469,188

Finland 4.6%
[d] Government of Finland, senior bond, 144A, 3.125%, 9/15/14	330,000	EUR	462,675

France 4.7%
[e] France Treasury Bill, 4/30/14	340,000	EUR	469,106

20 | Semiannual Report

Templeton Income Trust
Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Constrained Bond Fund	Principal Amount*		Value
Short Term Investments (continued)
Foreign Government and Agency Securities (continued)
Germany 4.7%
e German Treasury Bill, 7/23/14	340,000	EUR	$469,029
Malaysia 3.6%
[e] Bank of Negara Monetary Note, 8/05/14	1,200,000	MYR	361,758
Mexico 0.1%
[e] Mexico Treasury Bill, 12/11/14	12,400[f]	MXN	9,090
New Zealand 4.6%
[e] New Zealand Treasury Bill, 7/02/14	560,000	NZD	465,009
Norway 4.5%
[e] Norway Treasury Bill, 3/19/14	2,750,000	NOK	458,019
Singapore 3.9%
[e] Singapore Treasury Bill, 5/02/14	495,000	SGD	390,351
Sweden 4.0%
Government of Sweden, 6.75%, 5/05/14	2,530,000	SEK	398,615
United Kingdom 4.7%
United Kingdom Treasury Note, 2.25%, 3/07/14	280,000	GBP	468,786
Total Foreign Government and Agency Securities (Cost $4,817,983)			4,869,872
Total Investments before Money Market Funds (Cost $7,875,234)			7,984,078
	Shares
Money Market Funds (Cost $1,430,142) 14.3%
United States 14.3%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	1,430,142		1,430,142
Total Investments (Cost $9,305,376) 93.8%			9,414,220
Other Assets, less Liabilities 6.2%			618,768
Net Assets 100.0%			$10,032,988

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aRedemption price at maturity is adjusted for inflation. See Note 1(e).
bPrincipal amount is stated in 1,000 Brazilian Units.
cPrincipal amount is stated in 100 Mexican Peso Units.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28,
2014, the aggregate value of these securities was $944,697, representing 9.42% of net assets.
eThe security is traded on a discount basis with no stated coupon rate.
fPrincipal amount is stated in 10 Mexican Peso Units.
gNon-income producing.
hSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | 21

Templeton Income Trust

Statement of Investments, February 28, 2014 (unaudited) (continued)

Templeton Constrained Bond Fund

At February 28, 2014, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
Chilean Peso	JPHQ	Buy	91,760,400	180,000		3/26/14	$—	$(16,254)
Swedish Krona	BZWS	Buy	577,000	66,413	EUR	3/26/14	—	(1,693)
Euro	JPHQ	Sell	509,864	688,479		3/27/14	—	(15,120)
Indian Rupee	JPHQ	Buy	8,714,250	137,167		3/28/14	3,127	—
New Zealand Dollar	CITI	Sell	549,279	446,169		6/03/14	—	(10,713)
Euro	GSCO	Sell	381,000	524,294		6/19/14	—	(1,487)
Japanese Yen	DBAB	Sell	1,860,000	18,103		6/20/14	—	(180)
Japanese Yen	BZWS	Sell	44,316,000	450,000		6/26/14	14,386	—
Euro	JPHQ	Sell	509,864	688,660		6/27/14	—	(14,957)
Malaysian Ringgit	HSBK	Buy	180,000	53,301		8/06/14	1,161	—
Malaysian Ringgit	HSBK	Buy	180,000	53,675		8/07/14	784	—
Euro	BZWS	Sell	615,279	830,381		8/29/14	—	(18,743)
Euro	BZWS	Sell	311,000	419,741		9/26/14	—	(9,473)
Japanese Yen	CITI	Sell	44,248,950	450,000		9/26/14	14,761	—
Malaysian Ringgit	HSBK	Buy	587,160	180,000		9/26/14	—	(2,853)
Mexican Peso	HSBK	Buy	2,684,948	202,500		9/26/14	—	(3,296)
South Korean Won	HSBK	Buy	135,606,400	124,000		9/26/14	1,929	—
Euro	JPHQ	Sell	70,000	94,589		9/29/14	—	(2,019)
Euro	CITI	Sell	33,000	44,603		9/30/14	—	(941)
Euro	GSCO	Sell	679,887	917,888		9/30/14	—	(20,434)
British Pound Sterling	DBAB	Sell	282,759	453,178		10/08/14	—	(19,262)
Norwegian Krone	DBAB	Sell	2,731,850	451,994		10/08/14	495	—
Japanese Yen	DBAB	Sell	1,860,000	18,134		12/22/14	—	(175)
Japanese Yen	HSBK	Sell	1,860,000	18,106		12/22/14	—	(203)
Japanese Yen	BZWS	Sell	880,000	8,486		12/26/14	—	(177)
Japanese Yen	CITI	Sell	1,380,000	13,308		12/26/14	—	(277)
Japanese Yen	GSCO	Sell	399,000	3,847		1/08/15	—	(81)
Japanese Yen	BZWS	Sell	1,440,000	13,886		1/15/15	—	(293)
Japanese Yen	JPHQ	Sell	940,000	9,063		1/15/15	—	(192)
Japanese Yen	JPHQ	Sell	2,200,000	21,789		2/06/15	122	—
Japanese Yen	SCBT	Sell	2,230,000	22,080		2/06/15	117	—
Japanese Yen	BZWS	Sell	2,230,000	22,077		2/09/15	113	—
Japanese Yen	JPHQ	Sell	2,240,000	22,128		2/09/15	66	—
Euro	DBAB	Sell	70,000	96,222		2/23/15	—	(408)

Unrealized appreciation (depreciation)	37,061	(139,231)
Net unrealized appreciation (depreciation)		$(102,170)
[a]May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

See Abbreviations on page 41.

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements

Statement of Assets and Liabilities
February 28, 2014 (unaudited)

Templeton
Constrained
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$7,875,234
Cost - Sweep Money Fund (Note 7)	1,430,142
Total cost of investments	$9,305,376
Value - Unaffiliated issuers	$7,984,078
Value - Sweep Money Fund (Note 7)	1,430,142
Total value of investments	9,414,220
Foreign currency, at value (cost $493,536)	493,571
Receivables:
Capital shares sold	10,485
Interest	85,876
Affiliates	84,469
Offering costs	86,007
Unrealized appreciation on forward exchange contracts	37,061
Other assets	7
Total assets	10,211,696
Liabilities:
Payables:
Transfer agent fees	3,824
Professional fees	24,278
Unrealized depreciation on forward exchange contracts	139,231
Accrued expenses and other liabilities	11,375
Total liabilities	178,708
Net assets, at value	$10,032,988
Net assets consist of:
Paid-in capital	$10,041,620
Distributions in excess of net investment income	(21,174)
Net unrealized appreciation (depreciation)	6,942
Accumulated net realized gain (loss)	5,600
Net assets, at value	$10,032,988

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Templeton Income Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
February 28, 2014 (unaudited)

Templeton
Constrained
Bond Fund
Class A:
Net assets, at value	$9,970,438
Shares outstanding	997,901
Net asset value per share[a]	$9.99
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.43
Class C:
Net assets, at value	$32,581
Shares outstanding	3,264
Net asset value and maximum offering price per share[a]	$9.98
Class R:
Net assets, at value	$9,982
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.98
Class R6:
Net assets, at value	$9,994
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.99
Advisor Class:
Net assets, at value	$9,993
Shares outstanding	1,000
Net asset value and maximum offering price per share	$9.99

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Financial Statements (continued)

Statement of Operations
for the period ended February 28, 2014[a] (unaudited)

Templeton
Constrained
Bond Fund
Investment income:
Interest	$72,407
Expenses:
Management fees (Note 3a)	28,659
Distribution fees: (Note 3c)
Class A	1,666
Class C	29
Class R	22
Transfer agent fees: (Note 3e)
Class A	4,390
Class C	5
Class R	5
Class R6	35
Advisor Class	5
Custodian fees (Note 4)	2,466
Reports to shareholders	9,098
Registration and filing fees	628
Professional fees	25,423
Amortization of offering costs	62,747
Other	840
Total expenses	136,018
Expenses waived/paid by affiliates (Note 3f)	(107,852)
Net expenses	28,166
Net investment income	44,241
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	11,340
Foreign currency transactions	(5,740)
Net realized gain (loss)	5,600
Net change in unrealized appreciation (depreciation) on:
Investments	108,844
Translation of other assets and liabilities denominated in foreign currencies	(101,902)
Net change in unrealized appreciation (depreciation)	6,942
Net realized and unrealized gain (loss)	12,542
Net increase (decrease) in net assets resulting from operations	$56,783

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Income Trust

Financial Statements (continued)

Statement of Changes in Net Assets

Templeton
Constrained
Bond Fund
Period Ended
February 28, 2014[a]
(unaudited)

Increase (decrease) in net assets:
Operations:
Net investment income	$44,241
Net realized gain (loss) from investments and foreign currency transactions	5,600
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and
liabilities denominated in foreign currencies	6,942
Net increase (decrease) in net assets resulting from operations	56,783
Distributions to shareholders from:
Net investment income:
Class A	(65,161)
Class C	(64)
Class R	(55)
Class R6	(69)
Advisor Class	(66)
Total distributions to shareholders	(65,415)
Capital share transactions: (Note 2)
Class A	9,979,017
Class C	32,603
Class R	10,000
Class R6	10,000
Advisor Class	10,000
Total capital share transactions	10,041,620
Net increase (decrease) in net assets	10,032,988
Net assets:
End of period	$10,032,988
Distributions in excess of net investment income included in net assets:
End of period	$(21,174)

[a]For the period September 20, 2013 (commencement of operations) to February 28, 2014.

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited)

Templeton Constrained Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Templeton Constrained Bond Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 20, 2013, the Fund commenced operations offering five classes of shares: Class A, Class C, Class R, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Semiannual Report | 27

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

28 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in

Semiannual Report | 29

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthi-ness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 10 regarding other derivative information.

30 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net

Semiannual Report | 31

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Security Transactions, Investment Income, Expenses and Distributions (continued)

assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Period Ended
	February 28, 2014[a]
	Shares	Amount
Class A Shares:
Shares sold	997,901	$9,979,017
Net increase (decrease)	997,901	$9,979,017

32 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

2. SHARES OF BENEFICIAL INTEREST (continued)

	Period Ended
	February 28, 2014[a]
	Shares	Amount
Class C Shares:
Shares sold	3,263	$32,594
Shares issued in reinvestment of distributions	1	9
Net increase (decrease)	3,264	$32,603
Class R Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000
Class R6 Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000
Advisor Class Shares:
Shares sold	1,000	$10,000
Net increase (decrease)	1,000	$10,000

aFor the period September 20, 2013 (commencement of operations) to February 28, 2014.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary

Franklin Advisers, Inc. (Advisers)

Franklin Templeton Services, LLC (FT Services) Franklin Templeton Distributors, Inc. (Distributors)

Franklin Templeton Investor Services, LLC (Investor Services)

Affiliation Investment manager Administrative manager Principal underwriter Transfer agent

Semiannual Report | 33

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $1 billion
0.600%	Over $1 billion, up to and including $5 billion
0.550%	Over $5 billion, up to and including $10 billion
0.545%	Over $10 billion, up to and including $15 billion
0.540%	Over $15 billion, up to and including $20 billion
0.535%	Over $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%
Class R	0.50%

34 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$29
CDSC retained	$—

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2014, the Fund paid transfer agent fees of $4,440, of which $117 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses) for Class A, Class C, Class R and Advisor Class of the Fund does not exceed 0.60%, and Class R6 does not exceed 0.51% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until December 31, 2014.

Additionally, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2014.

g. Other Affiliated Transactions

At February 28, 2014, Advisers owned 99.59% of the Fund’s outstanding shares.

Semiannual Report | 35

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2014, there were no credits earned.

5. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$9,332,566

Unrealized appreciation	$153,609
Unrealized depreciation	(71,955)
Net unrealized appreciation (depreciation)	$81,654

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2014, aggregated $3,050,180 and $0, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CREDIT RISK

At February 28, 2014, the Fund had 9.12% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

36 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At February 28, 2014, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and	Fair Value	Statement of Assets and	Fair Value
Hedging Instruments	Liabilities Location	Amount	Liabilities Location	Amount
Foreign exchange
contracts	Unrealized appreciation on		Unrealized depreciation on
	forward exchange contracts	$37,061	forward exchange contracts	$139,231

For the period ended February 28, 2014, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Change in
Unrealized
		Realized	Appreciation
Derivative Contracts		Gain (Loss)	(Depreciation)
Not Accounted for as	Statement of	for the	for the
Hedging Instruments	Operations Locations	Period	Period
Foreign exchange
contracts	Net realized gain (loss) from foreign currency transactions /
Net change in unrealized appreciation (depreciation) on
translation of other assets and liabilities denominated in
	foreign currencies	$(5,970)	$(102,170)

For the period ended February 28, 2014, the average month end fair value of derivatives represented 1.07% of average month end net assets. The average month end number of open derivative contracts for the period was 25.

Semiannual Report | 37

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative assets and liabilities are as follows:

Amounts of Assets and Liabilities Presented

Gross and Net Amounts of Assets
and Liabilities Presented in the
Statement of Assets and Liabilities

	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$37,061	$139,231
Total	$37,061	$139,231

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

At February 28, 2014, the Fund’s OTC derivative assets which may be offset against the Fund’s OTC derivative liabilities and collateral received from the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Assets Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Received	Received	than zero)
Counterparty
BZWS	$14,499	$(14,499)	$—	$—	$—
CITI	14,761	(11,931)	—	—	2,830
DBAB	495	(495)	—	—	—
GSCO	—	—	—	—	—
HSBK	3,874	(3,874)	—	—	—
JPHQ	3,315	(3,315)	—	—	—
SCBT	117	—	—	—	117
Total	$37,061	$(34,114)	$—	$—	$2,947

38 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

10. OTHER DERIVATIVE INFORMATION (continued)

At February 28, 2014, the Fund’s OTC derivative liabilities which may be offset against the Fund’s OTC derivative assets and collateral pledged to the counterparty, is as follows:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross and
	Net Amounts of
	Liabilities Presented	Financial	Financial
	in the Statement	Instruments	Instruments	Cash	Net Amount
	of Assets and	Available for	Collateral	Collateral	(Not less
	Liabilities	Offset	Pledged	Pledged	than zero)
Counterparty
BZWS	$30,379	$(14,499)	$—	$—	$15,880
CITI	11,931	(11,931)	—	—	—
DBAB	20,025	(495)	—	—	19,530
GSCO	22,002	—	—	—	22,002
HSBK	6,352	(3,874)	—	—	2,478
JPHQ	48,542	(3,315)	—	—	45,227
SCBT	—	—	—	—	—
Total	$139,231	$(34,114)	$—	$—	$105,117

See Note 1(c) regarding derivative financial instruments.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on February 13, 2015. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended February 28, 2014, the Fund did not use the Global Credit Facility.

Semiannual Report | 39

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$—	$3,114,206	$—	$3,114,206
Short Term Investments	1,430,142	4,869,872	—	6,300,014
Total Investments in Securities	$1,430,142	$7,984,078	$—	$9,414,220
Forward Exchange Contracts	$—	$37,061	$—	$37,061
Liabilities:
Forward Exchange Contracts	—	139,231	—	139,231

[a]For detailed categories, see the accompanying Statement of Investments.

40 | Semiannual Report

Templeton Income Trust

Notes to Financial Statements (unaudited) (continued)

Templeton Constrained Bond Fund

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Counterparty			Currency

BZWS -		Barclays Bank PLC	BRL	- Brazilian Real
CITI	-	Citibank N.A.	CAD	-CanadianDollar
DBAB	-	Deutsche Bank AG	EUR	- Euro
GSCO	-	The Goldman Sachs Group, Inc.	GBP	- British Pound
HSBK -		HSBC Bank PLC	HUF	-HungarianForint
JPHQ	-	JPMorgan Chase Bank N.A.	KRW	- South Korean Won
SCBT	-	Standard Chartered Bank	MXN	- Mexican Peso
			MYR	- Malaysian Ringgit
			NOK	- Norwegian Krone
			NZD	- New Zealand Dollar
			PLN	- Polish Zloty
			SEK	- Swedish Krona
			SGD	-SingaporeDollar

Semiannual Report | 41

Templeton Income Trust

Shareholder Information

Templeton Constrained Bond Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

42 | Semiannual Report

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Semiannual Report and Shareholder Letter
TEMPLETON CONSTRAINED BOND FUND

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus.
Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing.
A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved. 921 S 04/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.          N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By /s/ MARK H. OTANI

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014